UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6569

Ivy Funds, Inc.

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: March 31

Date of reporting period: September 30, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report

      September 30, 2004

Ivy Asset Strategy Fund

Ivy Core Equity Fund

Ivy High Income Fund

Ivy International Growth Fund

Ivy Large Cap Growth Fund

Ivy Limited-Term Bond Fund

Ivy Mid Cap Growth Fund

Ivy Money Market Fund

Ivy Municipal Bond Fund

Ivy Science and Technology Fund

Ivy Small Cap Growth Fund

Ivy Tax-Managed Equity Fund

CONTENTS

3	President's Letter
5	Illustration of Fund Expenses
18	Ivy Asset Strategy Fund
33	Ivy Core Equity Fund
45	Ivy High Income Fund
66	Ivy International Growth Fund
78	Ivy Large Cap Growth Fund
89	Ivy Limited-Term Bond Fund
101	Ivy Mid Cap Growth Fund
113	Ivy Money Market Fund
126	Ivy Municipal Bond Fund
142	Ivy Science and Technology Fund
153	Ivy Small Cap Growth Fund
165	Ivy Tax-Managed Equity Fund
177	Notes to Financial Statements
204	Report of Independent Registered Public Accounting Firm
205	Proxy Voting Information
206	Quarterly Portfolio Schedule Information
207	IRA Disclosure

This report is submitted for the general information of the shareholders of Ivy Funds, Inc.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a current Ivy Funds, Inc. prospectus and current performance information.

President's Letter

      September 30, 2004

DEAR SHAREHOLDER:

Enclosed is our report on your Fund's operations for the six months ended September 30, 2004.

After a strong start at the beginning of 2004, the markets showed disappointing performance for the next six months. The S&P 500 had a negative return of 0.18 percent for the period, while the Dow Jones Industrial Average declined 1.65 percent. Bonds fared slightly better, with the Lehman Brothers U.S. Credit Index showing a positive return of 0.63% for the period.

This essentially flat period for the markets was the result of a number of factors. First and foremost, the high price of oil picked the pockets of both consumers and corporations and acted as a drag on economic growth. In addition, the Federal Reserve Board went into tightening mode, raising interest rates on June 30 for the first time in nearly four years. Election uncertainty, the situation in Iraq, hurricanes and talk about the economy hitting a "soft spot" also shook investor confidence.

Economic growth did slow considerably in 2004, but that wasn't entirely unexpected. The previous growth rate - fueled by last year's package of tax cuts, a boost in government spending and interest rate reductions - was, in our view, unsustainably high. Now that we've passed the one-year anniversary of the government's stimulus package, we feel that we can expect lower, but still respectable, economic growth.

Looking ahead, we are reasonably optimistic about the economy and the markets. We see GDP expanding in the 3 percent range, steady job creation, relatively tame inflation and continued strength in corporate earnings. However, we do anticipate some moderation in the growth of the economy due to higher energy prices and the slow tightening of monetary policy. But as long as inflation remains in check, we do not expect the Fed to aggressively raise interest rates. A gradual rise seems much more likely in our opinion.

As for the markets, we think that many of the current uncertainties will be resolved and that investors will once again focus on the positives: strong corporate earnings, ongoing job creation, and solid economic growth. History suggests that the stock market generally follows corporate profit trends, which are currently positive. Once the overhangs, such as election uncertainty and rising energy prices, are out of the way, we believe stock prices should follow earnings and show moderate but solid gains.

Keep in mind, however, that uncertainty is a core feature of the financial markets. That's why we believe that adhering to the fundamental principles of investing is the best way to achieve your long-term financial goals. By investing regularly and diversifying your portfolio among different asset classes and investment styles, you can maximize the potential for return and help reduce risk. You'll also be better equipped to handle market volatility.

Your financial advisor can help you with these strategies and work with you to develop and maintain a customized investment plan based on your individual situation. We believe that focusing on that plan, despite the swings of the market, can be your key to a sound financial future.

Thank you for your ongoing dedication and partnership.

Respectfully,

Henry J. Herrmann, CFA
President

The opinions expressed in this letter are those of the President of the Corporation and are current only through the end of the period of the report as stated on the cover. The President's views are subject to change at any time based on market and other conditions and no forecasts can be guaranteed.

Illustration of Fund Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. The following table is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended September 30, 2004.

Actual Expenses

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. There may be additional fees charged to holders of certain accounts that are not included in the expenses shown in the table. These fees apply to Individual Retirement Accounts (IRAs), IRA Rollovers, Roth IRAs, Conversion Roth IRAs, Simplified Employee Pension (SEP), Simple IRAs, Tax-Sheltered Accounts (TSAs), Keogh Plans, Owner Only 401(k) (Exclusive K) Plans and Final Pay Plans. As of the close of the six months covered by the table, a customer is charged an annual fee of $15 within each plan type. This fee is waived for IRA Rollovers and Conversion Roth IRAs if the customer owns another type of IRA. Coverdell Education Savings Account plans are charged an annual fee of $10 per customer. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value as such additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second line for each share class of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Asset Strategy Fund Expenses
For the Six Months Ended September 30, 2004	Beginning Account Value 3-31-04	Ending Account Value 9-30-04	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return(1)
Class A	$1,000	$1,005	1.41%	$7.08
Class B	1,000	1,001	2.28	11.43
Class C	1,000	1,001	2.21	11.10
Class Y	1,000	1,005	1.33	6.71
Based on 5% Return(2)
Class A	$1,000	$1,018	1.41%	$7.12
Class B	1,000	1,014	2.28	11.51
Class C	1,000	1,014	2.21	11.18
Class Y	1,000	1,018	1.33	6.75

*Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 183 days in the six-month period ended September 30, 2004, and divided by 365.

(1)This section uses the Fund's actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the fourth column.

(2)This section uses a hypothetical 5% return and actual Fund expenses. It helps to compare the Fund's ongoing costs with other mutual funds. A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustration is based on ongoing costs only and does not include any transactional costs, such as sales loads, redemption fees or exchange fees.

Core Equity Fund Expenses
For the Six Months Ended September 30, 2004	Beginning Account Value 3-31-04	Ending Account Value 9-30-04	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return(1)
Class A	$1,000	$1,027	1.54%	$7.84
Class B	1,000	1,023	2.40	12.16
Class C	1,000	1,023	2.23	11.33
Class Y	1,000	1,028	1.23	6.28
Based on 5% Return(2)
Class A	$1,000	$1,017	1.54%	$7.80
Class B	1,000	1,013	2.40	12.10
Class C	1,000	1,014	2.23	11.28
Class Y	1,000	1,019	1.23	6.25

*Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 183 days in the six-month period ended September 30, 2004, and divided by 365.

(1)This section uses the Fund's actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the fourth column.

(2)This section uses a hypothetical 5% return and actual Fund expenses. It helps to compare the Fund's ongoing costs with other mutual funds. A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustration is based on ongoing costs only and does not include any transactional costs, such as sales loads, redemption fees or exchange fees.

High Income Fund Expenses
For the Six Months Ended September 30, 2004	Beginning Account Value 3-31-04	Ending Account Value 9-30-04	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return(1)
Class A	$1,000	$1,026	1.43%	$7.26
Class B	1,000	1,021	2.29	11.62
Class C	1,000	1,022	2.23	11.28
Class Y	1,000	1,026	1.32	6.72
Based on 5% Return(2)
Class A	$1,000	$1,018	1.43%	$7.23
Class B	1,000	1,014	2.29	11.58
Class C	1,000	1,014	2.23	11.24
Class Y	1,000	1,018	1.32	6.69

*Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 183 days in the six-month period ended September 30, 2004, and divided by 365.

(1)This section uses the Fund's actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the fourth column.

(2)This section uses a hypothetical 5% return and actual Fund expenses. It helps to compare the Fund's ongoing costs with other mutual funds. A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustration is based on ongoing costs only and does not include any transactional costs, such as sales loads, redemption fees or exchange fees.

International Growth Fund Expenses
For the Six Months Ended September 30, 2004	Beginning Account Value 3-31-04	Ending Account Value 9-30-04	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return(1)
Class A	$1,000	$951	1.94%	$9.48
Class B	1,000	945	2.99	14.56
Class C	1,000	946	2.80	13.64
Class Y	1,000	953	1.62	7.95
Based on 5% Return(2)
Class A	$1,000	$1,015	1.94%	$9.79
Class B	1,000	1,010	2.99	15.05
Class C	1,000	1,011	2.80	14.10
Class Y	1,000	1,017	1.62	8.21

*Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 183 days in the six-month period ended September 30, 2004, and divided by 365.

(1)This section uses the Fund's actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the fourth column.

(2)This section uses a hypothetical 5% return and actual Fund expenses. It helps to compare the Fund's ongoing costs with other mutual funds. A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustration is based on ongoing costs only and does not include any transactional costs, such as sales loads, redemption fees or exchange fees.

Large Cap Growth Fund Expenses
For the Six Months Ended September 30, 2004	Beginning Account Value 3-31-04	Ending Account Value 9-30-04	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return(1)
Class A	$1,000	$962	1.50%	$7.38
Class B	1,000	957	2.55	12.52
Class C	1,000	958	2.25	11.04
Class Y	1,000	964	1.20	5.91
Based on 5% Return(2)
Class A	$1,000	$1,018	1.50%	$7.59
Class B	1,000	1,012	2.55	12.87
Class C	1,000	1,014	2.25	11.36
Class Y	1,000	1,019	1.20	6.08

*Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 183 days in the six-month period ended September 30, 2004, and divided by 365.

(1)This section uses the Fund's actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the fourth column.

(2)This section uses a hypothetical 5% return and actual Fund expenses. It helps to compare the Fund's ongoing costs with other mutual funds. A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustration is based on ongoing costs only and does not include any transactional costs, such as sales loads, redemption fees or exchange fees.

Limited-Term Bond Fund Expenses
For the Six Months Ended September 30, 2004	Beginning Account Value 3-31-04	Ending Account Value 9-30-04	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return(1)
Class A	$1,000	$997	1.30%	$6.49
Class B	1,000	993	2.21	11.06
Class C	1,000	993	2.14	10.69
Class Y	1,000	998	1.18	5.89
Based on 5% Return(2)
Class A	$1,000	$1,019	1.30%	$6.56
Class B	1,000	1,014	2.21	11.18
Class C	1,000	1,014	2.14	10.81
Class Y	1,000	1,019	1.18	5.96

*Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 183 days in the six-month period ended September 30, 2004, and divided by 365.

(1)This section uses the Fund's actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the fourth column.

(2)This section uses a hypothetical 5% return and actual Fund expenses. It helps to compare the Fund's ongoing costs with other mutual funds. A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustration is based on ongoing costs only and does not include any transactional costs, such as sales loads, redemption fees or exchange fees.

Mid Cap Growth Fund Expenses
For the Six Months Ended September 30, 2004	Beginning Account Value 3-31-04	Ending Account Value 9-30-04	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return(1)
Class A	$1,000	$1,017	1.65%	$8.34
Class B	1,000	1,011	2.88	14.51
Class C	1,000	1,014	2.35	11.86
Class Y	1,000	1,020	1.25	6.33
Based on 5% Return(2)
Class A	$1,000	$1,017	1.65%	$8.34
Class B	1,000	1,011	2.88	14.51
Class C	1,000	1,013	2.35	11.86
Class Y	1,000	1,019	1.25	6.33

*Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 183 days in the six-month period ended September 30, 2004, and divided by 365.

(1)This section uses the Fund's actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the fourth column.

(2)This section uses a hypothetical 5% return and actual Fund expenses. It helps to compare the Fund's ongoing costs with other mutual funds. A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustration is based on ongoing costs only and does not include any transactional costs, such as sales loads, redemption fees or exchange fees.

Money Market Fund Expenses
For the Six Months Ended September 30, 2004	Beginning Account Value 3-31-04	Ending Account Value 9-30-04	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return(1)
Class A	$1,000	$1,002	0.91%	$4.58
Class B	1,000	1,000	1.33	6.69
Class C	1,000	1,000	1.31	6.55
Based on 5% Return(2)
Class A	$1,000	$1,020	0.91%	$4.63
Class B	1,000	1,018	1.33	6.75
Class C	1,000	1,019	1.31	6.61

*Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 183 days in the six-month period ended September 30, 2004, and divided by 365.

(1)This section uses the Fund's actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the fourth column.

(2)This section uses a hypothetical 5% return and actual Fund expenses. It helps to compare the Fund's ongoing costs with other mutual funds. A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustration is based on ongoing costs only and does not include any transactional costs, such as sales loads, redemption fees or exchange fees.

Municipal Bond Fund Expenses
For the Six Months Ended September 30, 2004	Beginning Account Value 3-31-04	Ending Account Value 9-30-04	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return(1)
Class A	$1,000	$1,017	0.87%	$4.40
Class B	1,000	1,013	1.70	8.57
Class C	1,000	1,013	1.73	8.70
Class Y	1,000	1,016	1.06	5.34
Based on 5% Return(2)
Class A	$1,000	$1,021	0.87%	$4.41
Class B	1,000	1,017	1.70	8.59
Class C	1,000	1,016	1.73	8.72
Class Y	1,000	1,020	1.06	5.35

*Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 183 days in the six-month period ended September 30, 2004, and divided by 365.

(1)This section uses the Fund's actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the fourth column.

(2)This section uses a hypothetical 5% return and actual Fund expenses. It helps to compare the Fund's ongoing costs with other mutual funds. A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustration is based on ongoing costs only and does not include any transactional costs, such as sales loads, redemption fees or exchange fees.

Science and Technology Fund Expenses
For the Six Months Ended September 30, 2004	Beginning Account Value 3-31-04	Ending Account Value 9-30-04	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return(1)
Class A	$1,000	$982	1.78%	$8.82
Class B	1,000	976	3.01	14.92
Class C	1,000	977	2.63	13.03
Class Y	1,000	983	1.49	7.41
Based on 5% Return(2)
Class A	$1,000	$1,016	1.78%	$8.97
Class B	1,000	1,010	3.01	15.19
Class C	1,000	1,012	2.63	13.26
Class Y	1,000	1,018	1.49	7.54

*Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 183 days in the six-month period ended September 30, 2004, and divided by 365.

(1)This section uses the Fund's actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the fourth column.

(2)This section uses a hypothetical 5% return and actual Fund expenses. It helps to compare the Fund's ongoing costs with other mutual funds. A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustration is based on ongoing costs only and does not include any transactional costs, such as sales loads, redemption fees or exchange fees.

Small Cap Growth Fund Expenses
For the Six Months Ended September 30, 2004	Beginning Account Value 3-31-04	Ending Account Value 9-30-04	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return(1)
Class A	$1,000	$946	1.52%	$7.42
Class B	1,000	942	2.55	12.40
Class C	1,000	943	2.28	11.08
Class Y	1,000	948	1.37	6.69
Based on 5% Return(2)
Class A	$1,000	$1,017	1.52%	$7.69
Class B	1,000	1,012	2.55	12.85
Class C	1,000	1,014	2.28	11.49
Class Y	1,000	1,018	1.37	6.93

*Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 183 days in the six-month period ended September 30, 2004, and divided by 365.

(1)This section uses the Fund's actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the fourth column.

(2)This section uses a hypothetical 5% return and actual Fund expenses. It helps to compare the Fund's ongoing costs with other mutual funds. A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustration is based on ongoing costs only and does not include any transactional costs, such as sales loads, redemption fees or exchange fees.

Tax-Managed Equity Fund Expenses
For the Six Months Ended September 30, 2004	Beginning Account Value 3-31-04	Ending Account Value 9-30-04	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return(1)
Class A	$1,000	$983	1.20%	$5.96
Class B	1,000	975	2.05	10.17
Class C	1,000	978	2.15	10.66
Class Y	1,000	1,008	1.18	5.94
Based on 5% Return(2)
Class A	$1,000	$1,019	1.20%	$6.07
Class B	1,000	1,015	2.05	10.38
Class C	1,000	1,014	2.15	10.86
Class Y	1,000	1,019	1.18	5.98

*Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 183 days in the six-month period ended September 30, 2004, and divided by 365.

(1)This section uses the Fund's actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the fourth column.

(2)This section uses a hypothetical 5% return and actual Fund expenses. It helps to compare the Fund's ongoing costs with other mutual funds. A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustration is based on ongoing costs only and does not include any transactional costs, such as sales loads, redemption fees or exchange fees.

SHAREHOLDER SUMMARY OF IVY ASSET STRATEGY FUND

Portfolio Highlights

On September 30, 2004, Ivy Asset Strategy Fund had net assets totaling $78,630,659 invested in a diversified portfolio of:

70.32%	Common Stocks
9.83%	Bullion
6.30%	United States Government Securities
5.44%	Cash and Cash Equivalents and Unrealized Loss on Open Forward Currency Contracts
4.25%	Corporate Debt Securities
3.86%	Other Government Securities

As a shareholder of the Fund, for every $100 you had invested on September 30, 2004, your Fund owned:

Common Stocks	$70.32
Bullion	$9.83
United States Government Securities	$6.30
Cash and Cash Equivalents and Unrealized Loss on Open Forward Currency Contracts	$5.44
Corporate Debt Securities	$4.25
Other Government Securities	$3.86

As a shareholder of the Fund, for every $100 you had invested on September 30, 2004, your Fund owned:

Raw Materials Stocks	$18.37
Energy Stocks	$11.70
Bullion	$9.83
Capital Goods Stocks	$6.51
United State Government Securities	$6.30
Technology Stocks	$6.28
Miscellaneous Stocks	$5.44
Cash and Cash Equivalents and Unrealized Loss on Open Forward Currency Contracts	$5.44
Multi-Industry Stocks	$5.35
Corporate Debt Securities	$4.25
Consumer Nondurables Stocks	$4.24
Shelter Stocks	$4.13
Other Government Securities	$3.86
Utilities Stocks	$3.76
Health Care Stocks	$2.73
Consumer Durables Stocks	$1.81

The Investments of Ivy Asset Strategy Fund

September 30, 2004
BULLION - 9.83%	Troy Ounces	Value

Gold	18,469	$7,728,248

(Cost: $6,932,526)

COMMON STOCKS	Shares

Air Transportation - 0.48%
BAA plc (A)	37,490	375,526

Aircraft - 1.99%
Lockheed Martin Corporation	14,100	786,498
United Technologies Corporation	8,300	775,054

		1,561,552

Aluminum - 2.23%
Alcan Inc.	20,600	984,680
Aluminum Corporation of China Limited, H Shares (A)	1,186,000	768,046

		1,752,726

Broadcasting - 1.09%
Cox Communications, Inc., Class A*	25,800	854,754

Business Equipment and Services - 1.48%
First Data Corporation	17,700	769,950
Mitsubishi Corporation (A)	36,300	392,334

		1,162,284

Capital Equipment - 3.03%
Caterpillar Inc.	17,100	1,375,695
Chicago Bridge & Iron Company N.V., NY Shares	8,104	243,039
Deere & Company	11,800	761,690

		2,380,424

Chemicals - Petroleum and Inorganic - 0.24%
LG Chem, Ltd. (A)*	4,900	185,957

Coal - 2.14%
Peabody Energy Corporation (B)	28,300	1,683,850

Computers - Micro - 0.48%
Dell Inc.*	10,600	376,830

Computers - Peripherals - 0.67%
Lexmark International, Inc.*	6,300	529,263

Construction Materials - 1.98%
Cemex, S.A. de C.V., ADR (A)	55,380	1,558,393

Consumer Electronics - 0.85%
Matsushita Electric Industrial Co., Ltd. (A)	50,000	667,453

Cosmetics and Toiletries - 0.99%
Avon Products, Inc.	17,900	781,872

Electronic Components - 3.14%
Motorola, Inc.	23,000	414,920
Samsung Electronics Co., Ltd. (A)	4,260	1,694,381
Texas Instruments Incorporated	16,900	359,632

		2,468,933

Food and Related - 3.25%
Archer Daniels Midland Company	80,700	1,370,286
Bunge Limited	27,950	1,117,441
J.M. Smucker Company (The)	1,600	71,056

		2,558,783

Forest and Paper Products - 1.81%
Aracruz Celulose S.A., ADR	16,200	536,544
Weyerhaeuser Company	13,400	890,832

		1,427,376

Gold and Precious Metals - 5.37%
Agnico-Eagle Mines Limited	22,500	321,300
Barrick Gold Corporation	84,400	1,775,776
Open Joint Stock Company "Mining and Metallurgical Company Norilsk Nickel", ADR	18,675	1,185,863
Yanzhou Coal Mining Company Limited, Class H (A)*	724,000	937,716

		4,220,655

Health Care - Drugs - 1.21%
Gilead Sciences, Inc.*	5,400	201,825
Pfizer Inc.	24,400	746,640

		948,465

Health Care - General - 0.75%
Boston Scientific Corporation*	10,100	401,273
Schein (Henry), Inc.*	3,000	186,915

		588,188

Hospital Supply and Management - 0.77%
Caremark Rx, Inc.*	19,000	609,330

Mining - 10.53%
Alumina Limited (A)	169,500	690,056
BHP Billiton Plc (A)	111,550	1,160,386
Companhia Vale do Rio Doce, ADR	106,200	2,386,314
Freeport-McMoRan Copper & Gold Inc., Class B	55,076	2,230,578
Inco Limited*	12,400	484,220
Rio Tinto plc (A)	49,300	1,325,783

		8,277,337

Motor Vehicle Parts - 0.44%
Denway Motors Limited (A)*	1,034,000	344,751

Motor Vehicles - 0.52%
Toyota Motor Corporation (A)	10,600	405,935

Multiple Industry - 5.35%
AU Optronics Corp., ADR	46,800	585,936
BUCYRUS International, Inc., Class A*	8,500	285,812
General Electric Company	56,300	1,890,554
Hutchison Whampoa Limited, Ordinary Shares (A)	185,000	1,447,147

		4,209,449

Nonresidential Construction - 1.50%
Fluor Corporation	8,514	379,043
Hyundai Heavy Industries Co., Ltd. (A)	29,850	803,604

		1,182,647

Petroleum - International - 6.53%
Anadarko Petroleum Corporation	24,741	1,641,813
Burlington Resources Inc.	34,716	1,416,413
Exxon Mobil Corporation	42,953	2,075,919

		5,134,145

Petroleum - Services - 3.03%
Baker Hughes Incorporated	9,000	393,480
Schlumberger Limited	23,500	1,581,785
Transocean Inc.*	11,300	404,314

		2,379,579

Railroad - 0.97%
Union Pacific Corporation	13,000	761,800

Real Estate Investment Trust - 2.32%
Keppel Land Limited (A)	313,000	353,063
Mitsubishi Estate Co., Ltd. (A)	69,000	720,087
Mitsui Fudosan Co., Ltd. (A)	72,000	748,782

		1,821,932

Restaurants - 0.29%
Panera Bread Company, Class A*	6,180	231,966

Security and Commodity Brokers - 1.13%
Chicago Mercantile Exchange Holdings Inc.	5,500	887,150

Utilities - Electric - 3.25%
Dominion Resources, Inc.	17,300	1,128,825
Huaneng Power International, Inc., H Shares (A)	1,280,000	1,034,098
Veolia Environment (A)	13,750	395,654

		2,558,577

Utilities - Telephone - 0.51%
Vodafone Group Plc	16,700	402,637

TOTAL COMMON STOCKS - 70.32%		$55,290,519

(Cost: $49,772,495)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Capital Equipment - 0.42%
Hyundai Motor Company,
5.3%, 12-19-08 (C)	$320	328,454

Construction Materials - 0.43%
Interface, Inc.:
7.3%, 4-1-08	160	160,800
9.5%, 2-1-14	170	175,950

		336,750

Forest and Paper Products - 0.33%
Abitibi-Consolidated Inc.,
8.3%, 8-1-05	250	258,125

Furniture and Furnishings - 0.13%
Leggett & Platt, Incorporated,
7.65%, 2-15-05	100	101,678

Multiple Industry - 0.79%
Hutchison Whampoa International (03/33) Limited,
6.25%, 1-24-14 (C)	160	164,190
National Rural Utilities Cooperative Finance Corporation,
3.0%, 2-15-06	250	250,911
Sino-Forest Corporation,
9.125%, 8-17-11 (C)	200	205,500

		620,601

Security and Commodity Brokers - 0.25%
SLM Corporation,
4.0%, 7-25-14	200	199,532

Utilities - Electric - 0.96%
Dominion Resources, Inc.,
7.625%, 7-15-05	250	259,580
Scana Corporation,
2.16125%, 11-15-06	500	500,927

		760,507

Utilities - Telephone - 0.94%
Open Joint Stock Company "Vimpel-Communications",
10.0%, 6-16-09 (C)	700	742,000

TOTAL CORPORATE DEBT SECURITIES - 4.25%		$3,347,647

(Cost: $3,285,023)

OTHER GOVERNMENT SECURITIES

Japan - 2.97%
Japanese Government 15 Year Floating Rate Bond,
1.03%, 1-20-18 (D)	JPY 250,000	2,340,623

South Korea - 0.89%
Korea Development Bank (The),
1.97%, 10-29-06 (D)	KRW 700	697,389

TOTAL OTHER GOVERNMENT SECURITIES - 3.86%		$3,038,012

(Cost: $3,024,347)

UNITED STATES GOVERNMENT SECURITIES

Mortgage-Backed Obligations - 1.78%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO Interest Only:
5.5%, 7-15-19	1,174	81,079
5.0%, 2-15-20	725	78,003
5.0%, 6-15-22	969	76,688
5.0%, 7-15-22	3,391	285,901
5.5%, 8-15-22	1,000	119,238
5.5%, 12-15-22	366	44,425
5.0%, 1-15-23	660	57,913
5.5%, 9-15-23	1,201	117,965
5.5%, 10-15-23	2,596	246,633
5.5%, 11-15-23	1,100	163,110
5.5%, 11-25-25	1,205	132,468

		1,403,423

Treasury Obligations - 4.52%
United States Treasury Note,
1.5%, 3-31-06	3,600	3,553,031

TOTAL UNITED STATES GOVERNMENT SECURITIES - 6.30%		$4,956,454

(Cost: $5,002,440)

UNREALIZED GAIN (LOSS) ON OPEN FORWARD CURRENCY CONTRACTS - (0.22%)	Face Amount in Thousands

Australian Dollar, 5-19-05 (D)	AUD2,300	(97,872)
British Pound, 11-24-04 (D)	GBP600	(5,232)
British Pound, 11-24-04 (D)	600	(17,068)
Euro Dollar, 1-31-05 (D)	EUR1,700	45,755
Euro Dollar, 1-31-05 (D)	1,700	(87,344)
Japanese Yen, 11-24-04 (D)	JPY118,171	(12,335)
Japanese Yen, 11-24-04 (D)	118,171	45,488
Japanese Yen, 1-31-05 (D)	224,250	(57,710)
Japanese Yen, 1-31-05 (D)	224,250	12,277

		$(174,041)

TOTAL SHORT-TERM SECURITIES - 7.25%		$5,697,316

(Cost: $5,697,316)

TOTAL INVESTMENT SECURITIES - 101.59%		$79,884,155

(Cost: $73,714,147)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (1.59%)		(1,253,496)

NET ASSETS - 100.00%		$78,630,659

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)	Listed on an exchange outside the United States.
(B)	Security serves as cover for the following written call options outstanding at September 30, 2004. (See Note 6 to financial statements):
	Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value

	Peabody Energy Corporation	283	December/65	$19,277	$36,790

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the total value of these securities amounted to $1,440,144 or 1.83% of net assets.
(D)	Principal amounts are denominated in the indicated foreign currency, where applicable (AUD - Australian Dollar, EUR - Euro, GBP - British Pound, JPY - Japanese Yen, KRW - South Korean Won).
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities

      IVY ASSET STRATEGY FUND
       September 30, 2004
       (In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (Notes 1 and 3):
Bullion (cost - $6,933)	$7,728
Securities (cost - $66,782)	72,156

79,884
Receivables:
Fund shares sold	193
Dividends and interest	179
Investment securities sold	87
Prepaid and other assets	25

Total assets	80,368

LIABILITIES
Payable for investment securities purchased	1,497
Payable to Fund shareholders	154
Outstanding written options at market (Note 6)	37
Accrued shareholder servicing (Note 2)	24
Due to custodian	12
Accrued accounting and administrative services fees (Note 2)	4
Accrued distribution and service fees (Note 2)	1
Accrued management fee (Note 2)	1
Accrued service fee (Note 2)	1
Other	6

Total liabilities	1,737

Total net assets	$78,631

NET ASSETS
$0.01 par value capital stock:
Capital stock	$61
Additional paid-in capital	71,618
Accumulated undistributed income (loss):
Accumulated undistributed net investment loss	(68)
Accumulated undistributed net realized gain on investment transactions	866
Net unrealized appreciation in value of investments	6,154

Net assets applicable to outstanding units of capital	$78,631

Net asset value per share (net assets divided by shares outstanding):
Class A	$12.85
Class B	$12.82
Class C	$12.82
Class Y	$12.86
Capital shares outstanding:
Class A	1,637
Class B	663
Class C	3,624
Class Y	204
Capital shares authorized	200,000

See Notes to Financial Statements.

Statement of Operations

      IVY ASSET STRATEGY FUND
       For the Six Months Ended September 30, 2004
       (In Thousands)

INVESTMENT LOSS
Income (Note 1B):
Dividends (net of foreign withholding taxes of $16)	$452
Interest and amortization	262

Total income	714

Expenses (Note 2):
Investment management fee	259
Distribution fee:
Class A	4
Class B	28
Class C	173
Shareholder servicing:
Class A	24
Class B	15
Class C	65
Class Y	2
Service fee:
Class A	19
Class B	9
Class C	58
Class Y	2
Accounting and administrative services fees	23
Custodian fees	22
Legal fees	16
Audit fees	10
Other	9

Total expenses	738

Net investment loss	(24)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	279
Realized net gain on futures contracts	18
Realized net gain on written options	36
Realized net loss on purchased options	(16)
Realized net loss on foreign currency transactions	(36)

Realized net gain on investments	281

Unrealized appreciation in value of securities during the period	205
Unrealized depreciation in value of written options during the period	(17)
Unrealized depreciation in value of forward currency contracts during the period	(210)

Unrealized depreciation in value of investments during the period	(22)

Net gain on investments	259

Net increase in net assets resulting from operations	$235

See Notes to Financial Statements.

Statement of Changes in Net Assets

      IVY ASSET STRATEGY FUND
       (In Thousands)

	For the six months ended 9-30-04	For the fiscal year ended 3-31-04

INCREASE IN NET ASSETS
Operations:
Net investment loss	$(24)	$(70)
Realized net gain on investments	281	3,660
Unrealized appreciation (depreciation)	(22)	6,241

Net increase in net assets resulting from operations	235	9,831

Distributions to shareholders from (Note 1F):(1)
Net investment income:
Class A	(101)	(122)
Class B	(9)	(11)
Class C	(60)	(145)
Class Y	(11)	(13)
Realized gains on investment transactions:
Class A	-	-
Class B	-	-
Class C	-	-
Class Y	-	-

	(181)	(291)

Capital share transactions (Note 5)	3,239	1,359

Total increase	3,293	10,899
NET ASSETS
Beginning of period	75,338	64,439

End of period	$78,631	$75,338

Undistributed net investment income (loss)	$(68)	$173

(1)See "Financial Highlights" on pages 29 - 32.

See Notes to Financial Statements.

Financial Highlights

      IVY ASSET STRATEGY FUND
       Class A Shares
       For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,			For the period from 7-10-00(1) to
	9-30-04		2004	2003	2002	3-31-01

Net asset value, beginning of period	$12.86		$11.18	$11.33	$11.98	$15.22

Income (loss) from investment operations:
Net investment income	0.03		0.08	0.16	0.25	0.15
Net realized and unrealized gain (loss) on investments	0.03		1.71	(0.16)	(0.40)	(0.60)

Total from investment operations	0.06		1.79	(0.00)	(0.15)	(0.45)

Less distributions from:
Net investment income	(0.07)		(0.11)	(0.15)	(0.30)	(0.13)
Capital gains	(0.00)		(0.00)	(0.00)	(0.20)	(2.66)

Total distributions	(0.07)		(0.11)	(0.15)	(0.50)	(2.79)

Net asset value, end of period	$12.85		$12.86	$11.18	$11.33	$11.98

Total return(2)	0.47%		16.06%	0.00%	-1.25%	-3.77%
Net assets, end of period (in millions)	$21		$17	$9	$4	$2
Ratio of expenses to average net assets	1.41	%(3)	1.47%	1.40%	1.45%	1.26	%(3)
Ratio of net investment income to average net assets	0.51	%(3)	0.53%	1.23%	2.28%	2.26	%(3)
Portfolio turnover rate	72%		254%	109%	143%	215	%(4)
(1)Commencement of operations of the class.
(2)Total return calculated without taking into account the sales load deducted on an initial purchase.
(3)Annualized.
(4)For the fiscal year ended March 31, 2001.

See Notes to Financial Statements.

Financial Highlights

      IVY ASSET STRATEGY FUND
       Class B Shares
       For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,			For the period from 7-3-00(1) to
	9-30-04		2004	2003	2002	3-31-01

Net asset value, beginning of period	$12.83		$11.17	$11.32	$11.97	$15.21

Income (loss) from investment operations:
Net investment income (loss)	(0.02)		(0.03)	0.05	0.17	0.07
Net realized and unrealized gain (loss) on investments	0.03		1.71	(0.15)	(0.41)	(0.60)

Total from investment operations	0.01		1.68	(0.10)	(0.24)	(0.53)

Less distributions from:
Net investment income	(0.02)		(0.02)	(0.05)	(0.21)	(0.05)
Capital gains	(0.00)		(0.00)	(0.00)	(0.20)	(2.66)

Total distributions	(0.02)		(0.02)	(0.05)	(0.41)	(2.71)

Net asset value, end of period	$12.82		$12.83	$11.17	$11.32	$11.97

Total return	0.05%		15.07%	-0.92%	-2.03%	-4.35%
Net assets, end of period (in millions)	$8		$7	$3	$3	$2
Ratio of expenses to average net assets	2.28	%(2)	2.38%	2.35%	2.25%	2.15	%(2)
Ratio of net investment income (loss) to average net assets	-0.36	%(2)	-0.40%	0.31%	1.50%	1.37	%(2)
Portfolio turnover rate	72%		254%	109%	143%	215	%(3)
(1)Commencement of operations of the class.
(2)Annualized.
(3)For the fiscal year ended March 31, 2001.

See Notes to Financial Statements.

Financial Highlights

      IVY ASSET STRATEGY FUND
       Class C Shares(1)
       For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,
	9-30-04		2004	2003	2002	2001	2000

Net asset value, beginning of period	$12.83		$11.17	$11.32	$11.97	$15.21	$11.20

Income (loss) from investment operations:
Net investment income (loss)	(0.01)		(0.03)	0.05	0.19	0.11	0.03
Net realized and unrealized gain (loss) on investments	0.02		1.73	(0.14)	(0.43)	(0.62)	4.33

Total from investment operations	0.01		1.70	(0.09)	(0.24)	(0.51)	4.36

Less distributions from:
Net investment income	(0.02)		(0.04)	(0.06)	(0.21)	(0.07)	(0.05)
Capital gains	(0.00)		(0.00)	(0.00)	(0.20)	(2.66)	(0.30)

Total distributions	(0.02)		(0.04)	(0.06)	(0.41)	(2.73)	(0.35)

Net asset value, end of period	$12.82		$12.83	$11.17	$11.32	$11.97	$15.21

Total return	0.05%		15.21%	-0.79%	-1.98%	-4.22%	39.60%
Net assets, end of period (in millions)	$46		$49	$51	$47	$54	$52
Ratio of expenses to average net assets	2.21	%(2)	2.27%	2.20%	2.20%	2.15%	2.24%
Ratio of net investment income (loss) to average net assets	-0.28	%(2)	-0.26%	0.46%	1.59%	0.86%	0.24%
Portfolio turnover rate	72%		254%	109%	143%	215%	204%
(1)See Note 5.
(2)Annualized.

See Notes to Financial Statements.

Financial Highlights

      IVY ASSET STRATEGY FUND
       Class Y Shares
       For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,
	9-30-04		2004	2003	2002	2001	2000

Net asset value, beginning of period	$12.87		$11.18	$11.33	$11.98	$15.26	$11.21

Income (loss) from investment operations:
Net investment income	0.04		0.09	0.11	0.28	0.24	0.15
Net realized and unrealized gain (loss) on investments	0.02		1.71	(0.10)	(0.42)	(0.63)	4.33

Total from investment operations	0.06		1.80	0.01	(0.14)	(0.39)	4.48

Less distributions from:
Net investment income	(0.07)		(0.11)	(0.16)	(0.31)	(0.23)	(0.13)
Capital gains	(0.00)		(0.00)	(0.00)	(0.20)	(2.66)	(0.30)

Total distributions	(0.07)		(0.11)	(0.16)	(0.51)	(2.89)	(0.43)

Net asset value, end of period	$12.86		$12.87	$11.18	$11.33	$11.98	$15.26

Total return	0.51%		16.19%	0.08%	-1.14%	-3.39%	40.85%
Net assets, end of period (in thousands)	$2,627		$1,991	$1,150	$627	$550	$508
Ratio of expenses to average net assets	1.33	%(1)	1.39%	1.32%	1.33%	1.32%	1.33%
Ratio of net investment income to average net assets	0.60	%(1)	0.67%	1.34%	2.44%	1.71%	1.14%
Portfolio turnover rate	72%		254%	109%	143%	215%	204%
(1)Annualized.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF IVY CORE EQUITY FUND

Portfolio Highlights

On September 30, 2004, Ivy Core Equity Fund had net assets totaling $262,103,929 invested in a diversified portfolio of:

99.06%	Common Stocks
0.94%	Cash and Cash Equivalents

As a shareholder of the Fund, for every $100 you had invested on September 30, 2004, your Fund owned:

Technology Stocks	$18.15
Energy Stocks	$17.39
Health Care Stocks	$11.61
Financial Services Stocks	$9.74
Consumer Nondurables Stocks	$7.42
Retail Stocks	$6.50
Utilities Stocks	$5.75
Consumer Services Stocks	$5.15
Capital Goods Stocks	$4.56
Raw Materials Stocks	$4.21
Multi Industry Stocks	$3.57
Transportation Stocks	$3.52
Cash and Cash Equivalents and Miscellaneous Stocks	$2.43

The Investments of Ivy Core Equity Fund

September 30, 2004
COMMON STOCKS	Shares	Value

Aircraft - 5.55%
Goodrich Corporation	84,707	$2,656,412
Lockheed Martin Corporation	145,804	8,132,947
United Technologies Corporation	40,100	3,744,538

		14,533,897

Aluminum - 0.12%
Alcoa Incorporated	9,000	302,310

Banks - 3.45%
Bank of America Corporation	2	87
Citigroup Inc.	1	44
U.S. Bancorp	107,255	3,099,669
Wells Fargo & Company	99,686	5,944,276

		9,044,076

Beverages - 4.19%
Anheuser-Busch Companies, Inc.	40,874	2,041,656
Coca-Cola Company (The)	158,128	6,333,026
PepsiCo, Inc.	53,666	2,610,851

		10,985,533

Broadcasting - 3.73%
Comcast Holdings Corporation, Class A*	93,700	2,618,915
Cox Communications, Inc., Class A*	117,612	3,896,486
Liberty Media Corporation, Class A*	372,208	3,245,654

		9,761,055

Capital Equipment - 4.56%
Caterpillar Inc.	39,923	3,211,805
Deere & Company	92,911	5,997,405
Illinois Tool Works Inc.	29,466	2,745,347

		11,954,557

Chemicals - Petroleum and Inorganic - 1.00%
du Pont (E.I.) de Nemours and Company	61,168	2,617,990

Chemicals - Specialty - 2.52%
Air Products and Chemicals, Inc.	121,559	6,610,378

Communications Equipment - 1.29%
Avaya Inc.*	1	14
Cisco Systems, Inc.*	187,500	3,385,312

		3,385,326

Computers - Micro - 2.80%
Apple Computer, Inc. (A)*	83,900	3,251,964
Dell Inc.*	114,988	4,087,823

		7,339,787

Computers - Peripherals - 5.83%
Microsoft Corporation	191,560	5,295,676
Oracle Corporation*	259,200	2,927,664
SAP Aktiengesellschaft, ADR	181,147	7,055,676

		15,279,016

Cosmetics and Toiletries - 0.51%
Avon Products, Inc.	30,900	1,349,712

Electronic Components - 2.27%
Analog Devices, Inc.	42,732	1,657,147
Intel Corporation	150,416	3,014,337
Texas Instruments Incorporated	60,200	1,281,056

		5,952,540

Electronic Instruments - 0.41%
Applied Materials, Inc.*	65,100	1,073,825

Finance Companies - 1.12%
Fannie Mae	46,100	2,922,740

Food and Related - 1.51%
Kellogg Company	92,553	3,948,311

Health Care - Drugs - 6.24%
Amgen Inc.*	47,588	2,702,760
Gilead Sciences, Inc.*	38,400	1,435,200
Novartis AG, Registered Shares (B)	82,400	3,846,391
Pfizer Inc.	273,223	8,360,624

		16,344,975

Health Care - General - 2.16%
Wyeth	151,597	5,669,728

Hospital Supply and Management - 3.21%
Aetna Inc.	14,900	1,488,957
Caremark Rx, Inc.*	16,300	522,741
Guidant Corporation	12,300	812,292
Medtronic, Inc.	82,701	4,292,182
UnitedHealth Group Incorporated	17,600	1,297,824

		8,413,996

Hotels and Gaming - 1.10%
Marriott International, Inc., Class A	55,278	2,872,245

Household - General Products - 1.21%
Colgate-Palmolive Company	70,268	3,174,708

Insurance - Property and Casualty - 4.38%
American International Group, Inc.	73,914	5,025,413
Berkshire Hathaway Inc., Class B*	2,250	6,459,750

		11,485,163

Leisure Time Industry - 0.32%
Carnival Corporation	17,500	827,575

Mining - 0.57%
Phelps Dodge Corporation	16,200	1,490,886

Multiple Industry - 3.57%
General Electric Company	278,857	9,364,018

Petroleum - International - 9.79%
Anadarko Petroleum Corporation	133,661	8,869,744
Burlington Resources Inc.	213,036	8,691,869
Exxon Mobil Corporation	167,479	8,094,260

		25,655,873

Petroleum - Services - 7.60%
Baker Hughes Incorporated	223,831	9,785,891
Nabors Industries Ltd.*	61,331	2,904,023
Schlumberger Limited	86,588	5,828,238
Transocean Inc.*	39,300	1,406,154

		19,924,306

Railroad - 1.04%
Union Pacific Corporation	46,473	2,723,318

Retail - General Merchandise - 5.31%
Costco Wholesale Corporation	190,838	7,924,548
Kohl's Corporation*	42,000	2,023,980
Wal-Mart Stores, Inc.	74,800	3,979,360

		13,927,888

Retail - Specialty Stores - 1.19%
Best Buy Co., Inc. (A)	57,716	3,130,516

Security and Commodity Brokers - 0.79%
Goldman Sachs Group, Inc. (The)	22,100	2,060,604

Timesharing and Software - 1.49%
eBay Inc.*	42,600	3,917,709

Trucking and Shipping - 2.48%
United Parcel Service, Inc., Class B	85,566	6,496,171

Utilities - Electric - 2.98%
Dominion Resources, Inc.	119,772	7,815,123

Utilities - Telephone - 2.77%
Sprint Corporation	38,600	777,018
Vodafone Group Plc, ADR	269,177	6,489,857

		7,266,875

TOTAL COMMON STOCKS - 99.06%		$259,622,730

(Cost: $196,296,577)

TOTAL SHORT-TERM SECURITIES - 0.95%		$2,498,000

(Cost: $2,498,000)

TOTAL INVESTMENT SECURITIES - 100.01%		$262,120,730

(Cost: $198,794,577)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.01%)		(16,801)

NET ASSETS - 100.00%		$262,103,929

Notes to Schedule of Investments
	*No dividends were paid during the preceding 12 months.
(A)	Security serves as cover for the following written call options outstanding as of September 30, 2004. (See Note 6 to financial statements):
	Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value

	Apple Computer, Inc.	159	November/45	$10,161	$10,335
	Best Buy Co., Inc.	380	December/60	29,563	28,500

				$39,724	$38,835

(B)	Listed on an exchange outside the United States.
	See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
	See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities

      IVY CORE EQUITY FUND
       September 30, 2004
       (In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost - $198,795) (Notes 1 and 3)	$262,121
Receivables:
Investment securities sold	1,704
Dividends and interest	280
Fund shares sold	164
Prepaid and other assets	27

Total assets	264,296

LIABILITIES
Payable to Fund shareholders	1,092
Payable for investment securities purchased	820
Accrued shareholder servicing (Note 2)	124
Outstanding written options at market (Note 6)	39
Due to custodian	16
Accrued accounting and administrative services fees (Note 2)	8
Accrued management fee (Note 2)	5
Accrued distribution fee (Note 2)	4
Accrued service fee (Note 2)	2
Other	82

Total liabilities	2,192

Total net assets	$262,104

NET ASSETS
$0.01 par value capital stock:
Capital stock	$325
Additional paid-in capital	262,295
Accumulated undistributed income (loss):
Accumulated undistributed net investment loss	(891)
Accumulated undistributed net realized loss on investment transactions	(62,952)
Net unrealized appreciation in value of investments	63,327

Net assets applicable to outstanding units of capital	$262,104

Net asset value per share (net assets divided by shares outstanding):
Class A	$8.30
Class B	$7.96
Class C	$8.00
Class Y	$8.60
Capital shares outstanding:
Class A	7,621
Class B	1,504
Class C	23,133
Class Y	200
Capital shares authorized	400,000

See Notes to Financial Statements.

Statement of Operations

      IVY CORE EQUITY FUND
       For the Six Months Ended September 30, 2004
       (In Thousands)

INVESTMENT LOSS
Income (Note 1B):
Dividends (net of foreign withholding taxes of $6)	$1,922
Interest and amortization	23

Total income	1,945

Expenses (Note 2):
Investment management fee	953
Distribution fee:
Class A	5
Class B	45
Class C	720
Shareholder servicing:
Class A	145
Class B	32
Class C	373
Class Y	2
Service fee:
Class A	78
Class B	15
Class C	240
Class Y	2
Accounting and administrative services fees	48
Legal fees	41
Audit fees	18
Custodian fees	9
Other	86

Total expenses	2,812

Net investment loss	(867)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	5,781
Realized net gain on foreign currency transactions	8

Realized net gain on investments	5,789
Unrealized appreciation in value of investments during the period	1,477

Net gain on investments	7,266

Net increase in net assets resulting from operations	$6,399

See Notes to Financial Statements.

Statement of Changes in Net Assets

      IVY CORE EQUITY FUND
       (In Thousands)

	For the six months ended 9-30-04	For the fiscal year ended 3-31-04

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment loss	$(867)	$(887)
Realized net gain on investments	5,789	15,261
Unrealized appreciation	1,477	33,183

Net increase in net assets resulting from operations	6,399	47,557

Distributions to shareholders from (Note 1F):(1)
Net investment income:
Class A	-	-
Class B	-	-
Class C	-	-
Class Y	-	-
Realized gains on investment transactions:
Class A	-	-
Class B	-	-
Class C	-	-
Class Y	-	-

	-	-

Capital share transactions (Note 5)	(33,550)	21,718

Total increase (decrease)	(27,151)	69,275
NET ASSETS
Beginning of period	289,255	219,980

End of period	$262,104	$289,255

Undistributed net investment loss	$(891)	$(32)

(1)See "Financial Highlights" on pages 41 - 44.

See Notes to Financial Statements.

Financial Highlights

      IVY CORE EQUITY FUND(1)
       Class A Shares
       For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended					For the period from 7-3-00(2) to
			For the fiscal year ended March 31,
	9-30-04		2004	2003	2002	3-31-01

Net asset value, beginning of period	$8.08		$6.63	$8.89	$9.51	$13.89

Income (loss) from investment operations:
Net investment income (loss)	0.01		0.01	(0.08)	(0.20)	0.00
Net realized and unrealized gain (loss) on investments	0.21		1.44	(2.18)	(0.11)	(2.00)

Total from investment operations	0.22		1.45	(2.26)	(0.31)	(2.00)

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)
Capital gains	(0.00)		(0.00)	(0.00)	(0.31)	(2.38)

Total distributions	(0.00)		(0.00)	(0.00)	(0.31)	(2.38)

Net asset value, end of period	$8.30		$8.08	$6.63	$8.89	$9.51

Total return(3)	2.72%		21.87%	-25.42%	-3.18%	-16.72%
Net assets, end of period (in millions)	$63		$75	$13	$9	$4
Ratio of expenses to average net assets	1.54	%(4)	1.46%	1.31%	1.26%	1.18	%(4)
Ratio of net investment income (loss) to average net assets	-0.12	%(4)	0.24%	0.28%	-0.11%	-0.11	%(4)
Portfolio turnover rate	17%		59%	39%	22%	39	%(5)
(1)Core Equity Fund (formerly Total Return Fund) changed its name effective October 2, 2000.
(2)Commencement of operations of the class.
(3)Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)Annualized.
(5)For the fiscal year ended March 31, 2001.

See Notes to Financial Statements.

Financial Highlights

      IVY CORE EQUITY FUND(1)
       Class B Shares
       For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended					For the period from 7-11-00(2) to
			For the fiscal year ended March 31,
	9-30-04		2004	2003	2002	3-31-01

Net asset value, beginning of period	$7.78		$6.45	$8.74	$9.44	$14.10

Income (loss) from investment operations:
Net investment loss	(0.04)		(0.05)	(0.06)	(0.14	(0.05)
Net realized and unrealized gain (loss) on investments	0.22		1.38	(2.23)	(0.25	(2.23)

Total from investment operations	0.18		1.33	(2.29)	(0.39)	(2.28)

Less distributions from:
Net investment income	(0.00		(0.00)	(0.00)	(0.00)	(0.00)
Capital gains	(0.00)		(0.00)	(0.00)	(0.31)	(2.38)

Total distributions	(0.00)		(0.00)	(0.00)	(0.31)	(2.38)

Net asset value, end of period	$7.96		$7.78	$6.45	$8.74	$9.44

Total return	2.31%		20.62%	-26.20%	-4.06%	-18.50%
Net assets, end of period (in millions)	$12		$12	$5	$6	$5
Ratio of expenses to average net assets	2.40	%(3)	2.42%	2.36%	2.18%	2.11	%(3)
Ratio of net investment loss to average net assets	-0.96	%(3)	-0.66%	-0.76%	-1.04%	-1.02	%(3)
Portfolio turnover rate	17%		59%	39%	22%	39	%(4)
(1)Core Equity Fund (formerly Total Return Fund) changed its name effective October 2, 2000.
(2)Commencement of operations of the class.
(3)Annualized.
(4)For the fiscal year ended March 31, 2001.

See Notes to Financial Statements

Financial Highlights

      IVY CORE EQUITY FUND(1)
       Class C Shares(2)
       For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,
	9-30-04		2004	2003	2002	2001	2000

Net asset value, beginning of period	$7.82		$6.48	$8.76	$9.45	$13.76	$11.52

Income (loss) from investment operations:
Net investment loss	(0.04)		(0.04)	(0.04)	(0.08)	(0.11)	(0.01)
Net realized and unrealized gain (loss) on investments	0.22		1.38	(2.24)	(0.30)	(1.82)	2.71

Total from investment operations	0.18		1.34	(2.28)	(0.38)	(1.93)	2.70

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)	(0.03)
Capital gains	(0.00)		(0.00)	(0.00)	(0.31)	(2.38)	(0.43)

Total distributions	(0.00)		(0.00)	(0.00)	(0.31)	(2.38)	(0.46)

Net asset value, end of period	$8.00		$7.82	$6.48	$8.76	$9.45	$13.76

Total return	2.30%		20.68%	-26.03%	-3.94%	-16.40%	23.98%
Net assets, end of period (in millions)	$185		$200	$200	$356	$440	$585
Ratio of expenses to average net assets	2.23	%(3)	2.27%	2.18%	2.05%	1.97%	1.98%
Ratio of net investment loss to average net assets	-0.80	%(3)	-0.45%	-0.58%	-0.91%	-0.93%	-0.12%
Portfolio turnover rate	17%		59%	39%	22%	39%	76%
(1)Core Equity Fund (formerly Total Return Fund) changed its name effective October 2, 2000.
(2)See Note 5.
(3)Annualized.

See Notes to Financial Statements.

Financial Highlights

      IVY CORE EQUITY FUND(1)
       Class Y Shares
       For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended
			For the fiscal year ended March 31,
	9-30-04		2004	2003	2002	2001	2000

Net asset value, beginning of period	$8.37		$6.86	$9.19	$9.82	$14.08	$11.78

Income (loss) from investment operations:
Net investment income (loss)	0.09		0.05	0.04	(0.11)	(0.04)	0.06
Net realized and unrealized gain (loss) on investments	0.14		1.46	(2.37)	(0.21)	(1.84)	2.80

Total from investment operations	0.23		1.51	(2.33)	(0.32)	(1.88)	2.86

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)	(0.13)
Capital gains	(0.00)		(0.00)	(0.00)	(0.31)	(2.38)	(0.43)

Total distributions	(0.00)		(0.00)	(0.00)	(0.31)	(2.38)	(0.56)

Net asset value, end of period	$8.60		$8.37	$6.86	$9.19	$9.82	$14.08

Total return	2.75%		22.01%	-25.35%	-3.18%	-15.62%	24.96%
Net assets, end of period (in millions)	$2		$2	$2	$4	$2	$2
Ratio of expenses to average net assets	1.23	%(2)	1.26%	1.20%	1.17%	1.15%	1.16%
Ratio of net investment income (loss) to average net assets	-0.53	%(2)	0.61%	0.40%	-0.03%	-0.11%	0.67%
Portfolio turnover rate	17%		59%	39%	22%	39%	76%
(1)Core Equity Fund (formerly Total Return Fund) changed its name effective October 2, 2000.
(2)Annualized.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF IVY HIGH INCOME FUND

Portfolio Highlights

On September 30, 2004, Ivy High Income Fund had net assets totaling $61,026,627 invested in a diversified portfolio of:

93.47%	Corporate Debt Securities
5.96%	Cash and Cash Equivalents
0.57%	Common and Preferred Stocks, Right and Warrant

As a shareholder of the Fund, for every $100 you had invested on September 30, 2004, your Fund owned:

Consumer Services Bonds	$12.79
Utilities Bonds	$11.23
Capital Goods Bonds	$10.39
Consumer Nondurables Bonds	$10.16
Retail Bonds	$6.62
Business Equipment and Services Bonds	$6.59
Financial Services Bonds	$6.09
Cash and Cash Equivalents	$5.96
Energy Bonds	$5.65
Shelter Bonds	$4.97
Raw Materials Bonds	$4.79
Health Care Bonds	$3.87
Consumer Durables Bonds	$3.76
Technology Bonds	$3.55
Multi-Industry Bonds	$2.42
Transportation Bonds	$0.59
Common and Preferred Stocks, Right and Warrant	$0.57

On September 30, 2004, the breakdown of bonds (by ratings) held by the Fund was as follows:

A	0.49%
BBB	1.25%
BB	11.95%
B	60.14%
Below B	18.80%
Non-rated	0.84%
Cash and Cash Equivalents and Equities	6.53%

The Investments of Ivy High Income Fund

September 30, 2004
COMMON STOCKS, RIGHT AND WARRANT	Shares	Value

Communications Equipment - 0.00%
ONO Finance Plc, Rights (A)*	250	$250

Multiple Industry - 0.19%
ADESA, Inc.*	6,900	113,367

Utilities - Telephone - 0.11%
IWO Holdings, Inc., Warrants (A)*	250	3
US Unwired, Inc., Class A*	25,280	67,497

		67,500

TOTAL COMMON STOCKS, RIGHT AND WARRANT - 0.30%		$181,117

(Cost: $219,470)

PREFERRED STOCKS

Apparel - 0.25%
Anvil Holdings, Inc., 13.0%*	14,774	151,435

Broadcasting - 0.02%
Adelphia Communications Corporation, 13.0%*	2,500	15,625

TOTAL PREFERRED STOCKS - 0.27%		$167,060

(Cost: $520,004)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Aircraft - 1.89%
BE Aerospace, Inc.,
8.5%, 10-1-10	$200	218,000
Bombardier Recreational Products Inc.,
8.375%, 12-15-13 (A)	75	78,938
L-3 Communications Corporation,
6.125%, 1-15-14	300	300,000
Orbital Sciences Corporation,
9.0%, 7-15-11	500	556,250

		1,153,188

Aluminum - 0.43%
Century Aluminum Company,
7.5%, 8-15-14 (A)	250	263,125

Apparel - 1.44%
Anvil Knitwear, Inc.,
10.875%, 3-15-07	100	82,000
Perry Ellis International, Inc.,
8.875%, 9-15-13	750	795,000

		877,000

Beverages - 0.45%
Constellation Brands, Inc.,
8.125%, 1-15-12	250	274,375

Broadcasting - 3.29%
CCH II and CCH II Capital,
10.25%, 9-15-10	320	326,800
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corporation:
10.0%, 4-1-09	250	202,500
0.0%, 1-15-12 (B)	500	280,000
8.0%, 4-30-12 (A)	300	299,250
Entravision Communications Corporation,
8.125%, 3-15-09	100	106,250
Gray Communications Systems, Inc.,
9.25%, 12-15-11	375	420,937
Susquehanna Media Co.,
7.375%, 4-15-13	250	262,500
Young Broadcasting Inc.,
8.5%, 12-15-08	100	106,250

		2,004,487

Business Equipment and Services - 6.37%
Alderwoods Group, Inc.,
7.75%, 9-15-12 (A)	625	660,937
Argo-Tech Corporation,
9.25%, 6-1-11 (A)	75	80,438
Armor Holdings, Inc.,
8.25%, 8-15-13	250	275,625
IESI Corporation,
10.25%, 6-15-12	100	108,000
Iron Mountain Incorporated,
8.625%, 4-1-13	300	325,500
Nextel Partners, Inc.,
8.125%, 7-1-11	400	424,000
Owens & Minor, Inc.,
8.5%, 7-15-11	250	276,250
Synagro Technologies, Inc.,
9.5%, 4-1-09	500	535,000
UCAR Finance Inc.,
10.25%, 2-15-12	275	314,875
Vertis, Inc.:
9.75%, 4-1-09	25	26,875
10.875%, 6-15-09	500	537,500
13.5%, 12-7-09 (A)	325	325,000

		3,890,000

Capital Equipment - 3.12%
Atrium Companies, Inc.,
10.5%, 5-1-09	750	787,500
Case New Holland Inc.,
9.25%, 8-1-11 (A)	400	448,000
Esterline Technologies Corporation,
7.75%, 6-15-13	250	267,500
Mueller Group, Inc.:
6.44375%, 11-1-11 (A)	100	103,000
10.0%, 5-1-12 (A)	275	297,000

		1,903,000

Chemicals - Petroleum and Inorganic - 1.39%
Berry Plastics Corporation,
10.75%, 7-15-12	150	169,500
PolyOne Corporation,
8.875%, 5-1-12	500	510,000
Resolution Performance Products LLC and RPP Capital Corporation,
13.5%, 11-15-10	175	169,750

		849,250

Chemicals - Specialty - 1.68%
Buckeye Technologies Inc.:
8.0%, 10-15-10	250	245,000
8.5%, 10-1-13	250	268,750
Ethyl Corporation,
8.875%, 5-1-10	475	513,000

		1,026,750

Coal - 0.45%
Southern Star Central Corp.,
8.5%, 8-1-10	250	272,500

Communications Equipment - 0.91%
EchoStar DBS Corporation,
9.125%, 1-15-09	250	278,125
General Cable Corporation,
9.5%, 11-15-10	250	277,500

		555,625

Computers - Peripherals - 0.42%
Activant Solutions Inc.,
10.5%, 6-15-11	250	257,500

Construction Materials - 4.80%
Ames True Temper, Inc.,
10.0%, 7-15-12 (A)	125	127,656
Brand Services, Inc.,
12.0%, 10-15-12	100	113,500
Interface, Inc.:
10.375%, 2-1-10	250	283,750
9.5%, 2-1-14	250	258,750
Jacuzzi Brands, Inc.,
9.625%, 7-1-10	500	552,500
MAAX Corporation,
9.75%, 6-15-12 (A)	500	530,000
Norcraft Companies, L.P. and Norcraft Finance Corp.,
9.0%, 11-1-11 (A)	500	545,000
Ply Gem Industries, Inc.,
9.0%, 2-15-12 (A)	400	399,000
WII Components, Inc.,
10.0%, 2-15-12	125	121,250

		2,931,406

Containers - 3.70%
Alltrista Corporation,
9.75%, 5-1-12	250	276,250
Crown European Holdings,
9.5%, 3-1-11	500	557,500
MDP Acquisitions plc,
9.625%, 10-1-12	280	316,400
Owens-Brockway Glass Container Inc.,
8.75%, 11-15-12	520	577,200
Pliant Corporation,
0.0%, 6-15-09 (B)	500	427,500
Stone Container Finance Company of Canada II,
7.375%, 7-15-14 (A)	100	104,750

		2,259,600

Cosmetics and Toiletries - 0.60%
Armkel, LLC and Armkel Finance, Inc.,
9.5%, 8-15-09	100	109,000
Chattem, Inc.,
7.0%, 3-1-14	250	254,375

		363,375

Defense - 0.17%
DRS Technologies, Inc.,
6.875%, 11-1-13	100	104,000

Electrical Equipment - 2.33%
Coleman Cable Inc.,
9.875%, 10-1-12 (A)	400	406,500
Communications & Power Industries, Inc.,
8.0%, 2-1-12	100	104,500
Nortek, Inc.,
8.5%, 9-1-14 (A)	350	366,625
Rayovac Corporation,
8.5%, 10-1-13	400	434,000
Rexnord Corporation,
10.125%, 12-15-12	100	113,000

		1,424,625

Electronic Instruments - 0.16%
Fisher Scientific International Inc.,
8.125%, 5-1-12	87	97,005

Finance Companies - 4.96%
Cellu Tissue Holdings, Inc.,
9.75%, 3-15-10 (A)	100	101,500
Dollar Financial Group, Inc.,
9.75%, 11-15-11	150	159,000
Equinox Holdings, Inc.,
9.0%, 12-15-09	185	190,550
MSW Energy Holdings LLC and MSW Energy Finance Co., Inc.,
8.5%, 9-1-10	100	109,500
Nexstar Broadcasting, Inc.,
7.0%, 1-15-14	175	172,375
Pinnacle Foods Holding Corporation,
8.25%, 12-1-13 (A)	300	282,750
Qwest Capital Funding, Inc.,
7.75%, 8-15-06	250	250,938
Standard Aero Holdings, Inc.,
8.25%, 9-1-14 (A)	250	258,750
Toll Corp.,
8.0%, 5-1-09	500	520,000
UAP Holding Corp.,
0.0%, 7-15-12 (A)(B)	250	191,250
Vanguard Health Holding Company I, LLC and Vanguard Holding Company I, Inc.,
0.0%, 10-1-15 (A)(B)	500	288,750
Vanguard Health Holding Company II, LLC and Vanguard Holding Company II, Inc.,
9.0%, 10-1-14 (A)	500	501,250

		3,026,613

Food and Related - 1.72%
American Seafoods Group LLC and American Seafoods, Inc.,
10.125%, 4-15-10	425	454,750
Chiquita Brands International, Inc.,
7.5%, 11-1-04 (A)	150	150,000
Merisant Company,
9.5%, 7-15-13 (A)	150	142,500
Pilgrim's Pride Corporation:
9.625%, 9-15-11	125	140,000
9.25%, 11-15-13	150	165,000

		1,052,250

Forest and Paper Products - 1.66%
Georgia-Pacific Corporation:
7.375%, 7-15-08	300	327,000
8.875%, 2-1-10	200	234,000
8.0%, 1-15-24	250	284,375
Jefferson Smurfit Corporation,
8.25%, 10-1-12	150	165,375

		1,010,750

Furniture and Furnishings - 1.37%
Associated Materials Incorporated:
9.75%, 4-15-12	505	579,488
0.0%, 3-1-14 (A)(B)	350	254,625

		834,113

Health Care - General - 1.63%
Encore Medical IHC, Inc.,
9.75%, 10-1-12 (A)	500	493,750
MQ Associates, Inc.,
0.0%, 8-15-12 (A)(B)	625	393,750
Medical Device Manufacturing, Inc.,
10.0%, 7-15-12 (A)	100	106,000

		993,500

Homebuilders, Mobile Homes - 0.25%
Technical Olympic USA, Inc.,
7.5%, 3-15-11	150	152,625

Hospital Supply and Management - 2.24%
Psychiatric Solutions, Inc.,
10.625%, 6-15-13	400	452,000
Triad Hospitals, Inc.,
7.0%, 11-15-13	250	254,375
US Oncology, Inc.,
9.0%, 8-15-12 (A)	500	517,500
United Surgical Partners Holdings, Inc.,
10.0%, 12-15-11	125	142,813

		1,366,688

Hotels and Gaming - 3.00%
Inn of the Mountain Gods Resort and Casino,
12.0%, 11-15-10	435	498,075
John Q Hammons Hotels, L.P. and John Q Hammons Hotels Finance Corporation III,
8.875%, 5-15-12	300	334,500
MGM MIRAGE,
8.5%, 9-15-10	250	284,063
Premier Entertainment Biloxi LLC and Premier Finance
Biloxi Corp.,
10.75%, 2-1-12	100	105,500
Turning Stone Casino Resort Enterprise,
9.125%, 12-15-10 (A)	100	108,000
Venetian Casino Resort, LLC and Las Vegas Sands, Inc.,
11.0%, 6-15-10	250	289,375
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp.,
12.0%, 11-1-10	167	208,750

		1,828,263

Household - General Products - 2.25%
Graham Packaging Company, L.P. and GPC Capital Corp. I:
8.50%, 10-15-12 (A)	50	51,000
9.875%, 10-15-14 (A)	100	102,375
Nebraska Book Company, Inc.,
8.625%, 3-15-12	1,050	1,044,750
Sealy Mattress Company,
8.25%, 6-15-14	175	176,750

		1,374,875

Leisure Time Industry - 1.08%
Hollywood Park, Inc.,
9.25%, 2-15-07	125	128,125
Pinnacle Entertainment, Inc.,
8.25%, 3-15-12	250	250,625
Royal Caribbean Cruises Ltd.,
8.0%, 5-15-10	250	281,562

		660,312

Metal Fabrication - 0.14%
IMCO Recycling Inc.,
10.375%, 10-15-10	75	82,500

Mining - 1.29%
Compass Minerals International, Inc.,
0.0%, 6-1-13 (B)	1,000	790,000

Motion Pictures - 4.14%
AMC Entertainment Inc.,
5.97%, 8-15-10 (A)	125	128,750
Carmike Cinemas, Inc.,
7.5%, 2-15-14	500	506,250
Cinemark, Inc.,
0.0%, 3-15-14 (B)	900	618,750
Cinemark USA, Inc.,
9.0%, 2-1-13	100	111,750
LCE Acquisition Corporation,
9.0%, 8-1-14 (A)	1,125	1,161,563

		2,527,063

Motor Vehicle Parts - 0.75%
Tenneco Automotive Inc.,
10.25%, 7-15-13	400	456,000

Motor Vehicles - 2.62%
AutoNation, Inc.,
9.0%, 8-1-08	250	287,500
Group 1 Automotive, Inc.,
8.25%, 8-15-13	125	131,875
Sonic Automotive, Inc.,
8.625%, 8-15-13	750	793,125
United Auto Group, Inc.,
9.625%, 3-15-12	350	385,875

		1,598,375

Multiple Industry - 2.42%
ADESA, Inc.,
7.625%, 6-15-12	100	103,000
Buckeye Cellulose Corporation,
9.25%, 9-15-08	145	145,000
Doane Pet Care Company,
10.75%, 3-1-10	300	320,250
MCI, Inc.:
5.908%, 5-1-07	68	67,405
6.688%, 5-1-09	68	65,535
7.735%, 5-1-14	60	56,850
Muzak LLC and Muzak Finance Corp.,
10.0%, 2-15-09	500	442,500
Tyco International Group S.A.,
3.125%, 1-15-23, Convertible (A)	100	149,750
WESCO Distribution, Inc.,
9.125%, 6-1-08	125	128,906

		1,479,196

Petroleum - Domestic - 1.25%
Encore Acquisition Company,
8.375%, 6-15-12	100	111,500
Exco Resources, Inc.,
7.25%, 1-15-11	350	371,000
Frontier Oil Corporation,
6.625%, 10-1-11 (A)	50	50,625
KCS Energy, Inc.,
7.125%, 4-1-12	100	104,500
Whiting Petroleum Corporation,
7.25%, 5-1-12	125	126,250

		763,875

Petroleum - International - 0.21%
Newfield Exploration Company,
6.625%, 9-1-14 (A)	125	130,312

Petroleum - Services - 3.74%
Foundation PA Coal Company,
7.25%, 8-1-14 (A)	100	106,250
GulfTerra Energy Partners, L.P.,
8.5%, 6-1-10	359	417,786
Hanover Compressor Company:
0.0%, 3-31-07	375	316,875
8.625%, 12-15-10	650	705,250
9.0%, 6-1-14	100	109,750
Pemex Project Funding Master Trust,
7.375%, 12-15-14	300	327,000
R&B Falcon Corporation,
9.5%, 12-15-08	250	301,165

		2,284,076

Publishing - 1.28%
Dex Media East LLC and Dex Media East Finance Co.,
12.125, 11-15-12	97	120,765
Dex Media, Inc.,
8.0%, 11-15-13	250	262,500
Dex Media West LLC and Dex Media West Finance Co.:
8.5%, 8-15-10	100	113,500
9.875%, 8-15-13	244	286,700

		783,465

Railroad - 0.59%
Kansas City Southern Railway Company (The),
7.5%, 6-15-09	350	357,875

Real Estate Investment Trust - 1.69%
Host Marriott, L.P.:
9.25%, 10-1-07	250	280,000
7.125%, 11-1-13	250	262,500
Meritage Corporation:
9.75%, 6-1-11	250	280,625
7.0%, 5-1-14	200	205,000

		1,028,125

Restaurant - 0.63%
Pierre Merger Corp.,
9.875%, 7-15-12 (A)	375	386,250

Retail - Food Stores - 0.26%
Couche-Tard U.S. L.P. and Couche-Tard Financing Corp.,
7.5%, 12-15-13	150	159,750

Retail - General Merchandise - 0.97%
Domino's Inc.,
8.25%, 7-1-11	110	119,075
Roundy's, Inc.,
8.875%, 6-15-12	300	323,250
Stater Bros. Holdings Inc.,
5.38%, 6-15-10 (A)	150	152,250
		594,575
Retail - Specialty Stores - 4.76%
CSK Auto, Inc.,
7.0%, 1-15-14	500	483,750
Cole National Group, Inc.,
8.875%, 5-15-12	350	396,375
FTD, Inc.,
7.75%, 2-15-14	300	299,250
Jean Coutu Group (PJC) Inc. (The):
7.625%, 8-1-12 (A)	250	254,375
8.5%, 8-1-14 (A)	250	248,125
Jo-Ann Stores, Inc.,
7.5%, 3-1-12	500	522,500
United Rentals (North America), Inc.:
6.5%, 2-15-12	500	481,250
7.0%, 2-15-14	250	221,875

		2,907,500

Security and Commodity Brokers - 1.13%
Global Cash Access, L.L.C. and Global Cash Access Finance Corporation,
8.75%, 3-15-12 (A)	650	689,000

Timesharing and Software - 0.22%
NTL Cable PLC,
8.75%, 4-15-14 (A)	125	135,312

Tires and Rubber Products - 0.39%
GEO Sub Corp.,
11.0%, 5-15-12 (A)	250	236,250

Utilities - Gas and Pipeline - 2.50%
ANR Pipeline Company,
8.875%, 3-15-10	100	112,500
AmeriGas Partners, L.P. and AP Eagle Finance Corp.,
8.875%, 5-20-11	100	110,250
Northwest Pipeline Corporation,
8.125%, 3-1-10	450	504,563
Williams Companies, Inc. (The):
8.125%, 3-15-12	250	288,125
7.75%, 6-15-31	500	507,500

		1,522,938

Utilities - Telephone - 8.73%
Alamosa (Delaware), Inc.:
0.0%, 7-31-09 (B)	500	515,000
8.5%, 1-31-12	175	177,187
American Tower Corporation:
9.375%, 2-1-09	578	612,680
7.5%, 5-1-12	250	255,000
American Towers, Inc.,
7.25%, 12-1-11	250	260,000
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and Centennial Puerto Rico Operations Corp.,
8.125%, 2-1-14 (A)	100	95,375
Crown Castle International Corp.:
9.375%, 8-1-11	314	361,100
7.5%, 12-1-13	250	261,875
Nextel Communications, Inc.,
7.375%, 8-1-15	500	537,500
Qwest Services Corporation and Qwest Communications International Inc.,
13.0%, 12-15-07 (A)	500	568,750
SBA Communications Corporation,
10.25%, 2-1-09	500	535,000
US Unwired Inc.,
10.0%, 6-15-12	750	778,125
Ubiquitel Operating Company:
0.0%, 4-15-10 (B)	250	263,125
9.875%, 3-1-11 (A)	100	104,125

		5,324,842

TOTAL CORPORATE DEBT SECURITIES - 93.47%		$57,044,079

(Cost: $54,196,265)

TOTAL SHORT-TERM SECURITIES - 5.19%		$3,164,000

(Cost: $3,164,000)

TOTAL INVESTMENT SECURITIES - 99.23%		$60,556,256

(Cost: $58,099,739)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.77%		470,371

NET ASSETS - 100.00%		$61,026,627

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)
Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers At September 30, 2004, the total value of these securities amounted to $13,576,284 or 22.25% of net assets.

(B)	The security does not bear interest for an initial period of time and subsequently becomes interest bearing.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities

      IVY HIGH INCOME FUND
      September 30, 2004
       (In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost - $58,100) (Notes 1 and 3)	$60,556
Cash	1
Receivables:
Dividends and interest	1,080
Investment securities sold	254
Fund shares sold	136
Prepaid and other assets	29

Total assets	62,056

LIABILITIES
Payable for investment securities purchased	850
Payable to Fund shareholders	109
Dividends payable	33
Accrued shareholder servicing (Note 2)	17
Accrued accounting and administrative services fees (Note 2)	4
Accrued distribution and service fees (Note 2)	1
Accrued management fee (Note 2)	1
Other	14

Total liabilities	1,029

Total net assets	$61,027

NET ASSETS
$0.01 par value capital stock:
Capital stock	$69
Additional paid-in capital	62,861
Accumulated undistributed income (loss):
Accumulated undistributed net realized loss on investment transactions	(4,360)
Net unrealized appreciation in value of investments	2,457

Net assets applicable to outstanding units of capital	$61,027

Net asset value per share (net assets divided by shares outstanding):
Class A	$8.79
Class B	$8.79
Class C	$8.79
Class Y	$8.79
Capital shares outstanding:
Class A	2,703
Class B	490
Class C	2,552
Class Y	1,197
Capital shares authorized	200,000

See Notes to Financial Statements.

Statement of Operations

      IVY HIGH INCOME FUND
       For the Six Months Ended September 30, 2004
       (In Thousands)

INVESTMENT INCOME
Income (Note 1B):
Interest and amortization	$2,163
Dividends	8

Total income	2,171

Expenses (Note 2):
Investment management fee	173
Distribution fee:
Class A	5
Class B	14
Class C	84
Shareholder servicing:
Class A	27
Class B	8
Class C	33
Class Y	7
Service fee:
Class A	20
Class B	5
Class C	28
Class Y	12
Accounting and administrative services fees	22
Audit fees	9
Legal fees	7
Custodian fees	6
Other	37

Total expenses	497

Net investment income	1,674

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on investments	246
Unrealized depreciation in value of investments during the period	(541)

Net loss on investments	(295)

Net increase in net assets resulting from operations	$1,379

See Notes to Financial Statements.

Statement of Changes in Net Assets

      IVY HIGH INCOME FUND
      (In Thousands)

	For the six months ended 9-30-04	For the fiscal year ended 3-31-04

INCREASE IN NET ASSETS
Operations:
Net investment income	$1,674	$2,761
Realized net gain on investments	246	1,460
Unrealized appreciation (depreciation)	(541)	2,221

Net increase in net assets resulting from operations	1,379	6,442

Distributions to shareholders from (Note 1F):(1)
Net investment income:
Class A	(631)	(719)
Class B	(107)	(145)
Class C	(626)	(1,244)
Class Y	(318)	(645)
Realized gains on investment transactions:
Class A	-	-
Class B	-	-
Class C	-	-
Class Y	-	-

	(1,682)	(2,753)

Capital share transactions (Note 5)	7,122	20,419

Total increase	6,819	24,108
NET ASSETS
Beginning of period	54,208	30,100

End of period	$61,027	$54,208

Undistributed net investment income	$-	$8

(1)See "Financial Highlights" on pages 62 - 65.

See Notes to Financial Statements.

Financial Highlights

      IVY HIGH INCOME FUND
       Class A Shares
       For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,			For the period from 7-3-00(1) to

	9-30-04		2004	2003	2002	3-31-01

Net asset value, beginning of period	$8.85		$8.07	$8.48	$8.54	$9.04

Income (loss) from investment operations:
Net investment income	0.28		0.56	0.64	0.74	0.58
Net realized and unrealized gain (loss) on investments	(0.06)		0.78	(0.41)	(0.06)	(0.50)

Total from investment operations	0.22		1.34	0.23	0.68	0.08

Less distributions from:
Net investment income	(0.28)		(0.56)	(0.64)	(0.74)	(0.58)
Capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.28)		(0.56)	(0.64)	(0.74)	(0.58)

Net asset value, end of period	$8.79		$8.85	$8.07	$8.48	$8.54

Total return(2)	2.56%		17.24%	3.02%	8.46%	0.90%
Net assets, end of period (in thousands)	$23,762	$18,036		$6,269	$1,895	$442
Ratio of expenses to average net assets including voluntary expense waiver	1.43	%(3)	1.39%	0.91%	0.84%	1.05	%(3)
Ratio of net investment income to average net assets including voluntary expense waiver	6.38	%(3)	6.62%	7.83%	9.00%	9.01	%(3)
Ratio of expenses to average net assets excluding voluntary expense waiver	-	(4)	- (4)	1.44%	1.14%	1.42	%(3)
Ratio of net investment income to average net assets excluding voluntary expense waiver	-	(4)	- (4)	7.30%	8.70%	8.64	%(3)
Portfolio turnover rate	33%		78%	52%	82%	115	%(5)
(1)Commencement of operations of the class.
(2)Total return calculated without taking into account the sales load deducted on an initial purchase.
(3)Annualized.
(4)Because the Fund's net assets exceeded $25 million, there was no waiver of expenses. Therefore, no ratio is provided.
(5)For the fiscal year ended March 31, 2001.

See Notes to Financial Statements.

Financial Highlights

      IVY HIGH INCOME FUND
       Class B Shares
       For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,			For the period from 7-18-00(1) to

	9-30-04		2004	2003	2002	3-31-01

Net asset value, beginning of period	$8.85		$8.07	$8.48	$8.54	$9.03

Income (loss) from investment operations:
Net investment income	0.24		0.50	0.56	0.68	0.48
Net realized and unrealized gain (loss) on investments	(0.06)		0.78	(0.41)	(0.06)	(0.49)

Total from investment operations	0.18		1.28	0.15	0.62	(0.01)

Less distributions from:
Net investment income	(0.24)		(0.50)	(0.56)	(0.68)	(0.48)
Capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.24)		(0.50)	(0.56)	(0.68)	(0.48)

Net asset value, end of period	$8.79		$8.85	$8.07	$8.48	$8.54

Total return	2.12%		16.22%	2.06%	7.64%	0.09%
Net assets, end of period (in millions)	$4		$4	$2	$1	$1
Ratio of expenses to average net assets including voluntary expense waiver	2.29	%(2)	2.28%	1.84%	1.74%	1.85	%(2)
Ratio of net investment income to average net assets including voluntary expense waiver	5.52	%(2)	5.78%	6.90%	8.09%	8.30	%(2)
Ratio of expenses to average net assets excluding voluntary expense waiver	-	(3)	- (3)	2.37%	2.36%	2.50	%(2)
Ratio of net investment income to average net assets excluding voluntary expense waiver	-	(3)	- (3)	6.37%	7.47%	7.65	%(2)
Portfolio turnover rate	33%		78%	52%	82%	115	%(4)
(1)Commencement of operations of the class.
(2)Annualized.
 (3)Because the Fund's net assets exceeded $25 million, there was no waiver of expenses. Therefore, no ratio is provided.
(4)For the fiscal year ended March 31, 2001.

See Notes to Financial Statements

Financial Highlights

      IVY HIGH INCOME FUND
       Class C Shares(1)
       For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,

	9-30-04		2004	2003	2002	2001	2000

Net asset value, beginning of period	$8.85		$8.07	$8.48	$8.54	$9.27	$9.94

Income (loss) from investment operations:
Net investment income	0.24		0.50	0.57	0.68	0.73	0.69
Net realized and unrealized gain (loss) on investments	(0.06)		0.78	(0.41)	(0.06)	(0.73)	(0.67)

Total from investment operations	0.18		1.28	0.16	0.62	0.00	0.02

Less distributions from:
Net investment income	(0.24)		(0.50)	(0.57)	(0.68)	(0.73)	(0.69)
Capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.24)		(0.50)	(0.57)	(0.68)	(0.73)	(0.69)

Net asset value, end of period	$8.79		$8.85	$8.07	$8.48	$8.54	$9.27

Total return	2.15%		16.30%	2.15%	7.58%	0.18%	0.17%
Net assets, end of period (in millions)	$22		$23	$18	$17	$19	$23
Ratio of expenses to average net assets including voluntary expense waiver	2.23	%(2)	2.21%	1.74%	1.82%	1.78%	2.17%
Ratio of net investment income to average net assets including voluntary expense waiver	5.59	%(2)	5.89%	7.05%	8.01%	8.38%	7.16%
Ratio of expenses to average net assets excluding voluntary expense waiver	-	(3)	- (3)	2.27%	2.46%	2.41%	2.26%
Ratio of net investment income to average net assets excluding voluntary expense waiver	-	(3)	- (3)	6.52%	7.36%	7.75%	7.07%
Portfolio turnover rate	33%		78%	52%	82%	115%	71%
(1)See Note 5.
(2)Annualized.
(3)Because the Fund's net assets exceeded $25 million, there was no waiver of expenses. Therefore, no ratio is provided.

See Notes to Financial Statements.

Financial Highlights

      IVY HIGH INCOME FUND
       Class Y Shares
       For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,

	9-30-04		2004	2003	2002	2001	2000

Net asset value, beginning of period	$8.85		$8.07	$8.48	$8.54	$9.27	$9.94

Income (loss) from investment operations:
Net investment income	0.28		0.58	0.64	0.75	0.78	0.77
Net realized and unrealized gain (loss) on investments	(0.06)		0.78	(0.41)	(0.06)	(0.73)	(0.67)

Total from investment operations	0.22		1.36	0.23	0.69	0.05	0.10

Less distributions from:
Net investment income	(0.28)		(0.58)	(0.64)	(0.75)	(0.78)	(0.77)
Capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.28)		(0.58)	(0.64)	(0.75)	(0.78)	(0.77)

Net asset value, end of period	$8.79		$8.85	$8.07	$8.48	$8.54	$9.27

Total return		2.61%	17.36%	3.03%	8.50%	0.79%	0.94%
Net assets, end of period (in thousands)	$10,521	$9,698		$3,643	$64	$12	$6
Ratio of expenses to average net assets including voluntary expense waiver	1.32	%(1)	1.30%	1.08%	0.79%	1.20%	1.40%
Ratio of net investment income to average net assets including voluntary expense waiver	6.49	%(1)	6.82%	7.22%	8.99%	8.95%	7.85%
Ratio of expenses to average net assets excluding voluntary expense waiver	-	(2)	- (2)	1.61%	1.08%	1.62%	1.46%
Ratio of net investment income to average net assets excluding voluntary expense waiver	-	(2)	- (2)	6.69%	8.71%	8.52%	7.79%
Portfolio turnover rate		33%	78%	52%	82%	115%	71%
(1)Annualized.
(2)Because the Fund's net assets exceeded $25 million, there was no waiver of expenses. Therefore, no ratio is provided.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF IVY INTERNATIONAL GROWTH FUND

Portfolio Highlights

On September 30, 2004, Ivy International Growth Fund had net assets totaling $67,310,022 invested in a diversified portfolio of:

96.49%	Common Stocks
3.51%	Cash and Cash Equivalents

As a shareholder of the Fund, for every $100 you had invested on September 30, 2004, your Fund was invested by geographic region and by industry, respectively, as follows:

Europe	$66.18
Pacific Basin	$23.13
Cash and Cash Equivalents	$3.51
Canada	$3.20
Scandinavia	$2.91
United States	$0.62
Mexico	$0.45

Financial Services Stocks	$21.59
Consumer Nondurables Stocks	$9.63
Utilities Stocks	$9.45
Health Care Stocks	$7.79
Energy Stocks	$7.59
Business Equipment and Services Stocks	$7.50
Retail Stocks	$7.35
Consumer Services Stocks	$6.60
Capital Goods Stocks	$6.58
Technology Stocks	$6.11
Miscellaneous Stocks	$3.54
Cash and Cash Equivalents	$3.51
Consumer Durables Stocks	$2.76

The Investments of Ivy International Growth Fund

September 30, 2004
COMMON STOCKS	Shares	Value

Australia - 4.78%
Australia and New Zealand Banking Group Limited (A)	28,800	$396,809
News Corporation Limited (The) (A)	86,000	710,825
Novogen LTD (A)*	474,580	1,701,739
Westpac Banking Corporation (A)	31,600	405,858

		3,215,231

Austria - 2.13%
Erste Bank der oesterreichischen Sparkassen AG (A)*	34,500	1,435,326

Canada - 3.20%
EnCana Corporation (A)	21,700	1,001,816
Shoppers Drug Mart Corporation (A)(B)*	42,600	1,152,718

		2,154,534

China - 1.02%
Ping An Insurance (Group) Company of China, Ltd. (A)(B)*	466,000	684,231

France - 9.93%
AXA (A)	18,600	376,288
Credit Agricole S.A. (A)	27,900	760,892
JCDecaux S.A. (A)*	30,000	681,803
Lafarge (A)	4,600	402,463
Pernod Ricard (A)	5,400	716,899
Publicis Groupe S.A. (A) (C)	30,000	857,284
Schneider Electric SA (A)	9,500	614,088
Total S.A. (A)	7,720	1,572,345
VINCI (A)	6,100	701,878

		6,683,940

Germany - 12.75%
Allianz Aktiengesellschaft, Registered Shares (A)	11,400	1,145,355
BASF Aktiengesellschaft (A)	18,500	1,086,725
Deutsche Telekom AG, Registered Shares (A)	31,500	582,886
E.ON AG (A)	4,800	353,196
Fresenius AG (A)	2,100	170,328
Munchener Ruckversicherungs - Gesellschaft Aktiengesellschaft (A)	2,800	268,797
ProSieben- Sat.1 Meida Aktiengesellschaft (A)	40,000	730,237
PUMA Aktiengesellschaft Rudolf Dassler Sport (A)	8,000	2,136,068
RWE Aktiengesellschaft (A)	11,100	529,347
SAP Aktiengesellschaft, ADR (A)	4,700	732,535
Siemens AG (A)	11,522	844,241

		8,579,715

Greece - 2.99%
Alpha Bank (A)	5,000	127,419
Alpha Bank (A)(B)	27,000	688,062
National Bank of Greece S.A. (A)	30,000	729,492
Societe Anonyme GERMANOS INDUSTRIAL AND COMMERCIAL COMPANY OF ELECTRONIC AND TELECOMMUNICATIONS MATERIALS AND TELECOMMUNICATIONS SERVICE PROVIDER (A)	20,000	468,941

		2,013,914

Ireland - 2.07%
Anglo Irish Bank Corporation plc (Ireland) (A)	20,000	366,360
CRH public limited company (A)	26,000	616,728
DEPFA BANK plc (A)	30,000	407,964

		1,391,052

Italy - 4.63%
Assicurazioni Generali SpA (A)	14,900	409,500
Banco Popolare di Verona e Novara S.c. a r.l. (A)	25,400	445,405
Eni S.p.A. (A)	51,500	1,153,800
Saipem S.p.A. (A)	35,000	393,372
Snam Rete Gas S.p.A. (A)	148,000	714,987

		3,117,064

Japan - 15.64%
ACOM CO., LTD. (A)	8,100	501,311
Asahi Glass Company, Limited (A)	46,000	418,694
Bank of Yokohama, Ltd. (The) (A)(B)	130,000	698,398
Bellsystem24, Inc. (A)	3,000	757,385
Canon Inc. (A)	20,930	983,869
Hokuto Corporation (A)	20	319
Honda Motor Co., Ltd. (A)	8,800	426,444
Hoya Corporation (A)	8,000	838,514
Kabushiki Kaisha Mitsubishi Tokyo Financial Group (A)	83	692,200
Kao Corporation (A)	45,000	994,374
Nikko Cordial Corporation (A)	146,000	592,241
Nippon Telegraph and Telephone Corporation (A)	100	398,385
Nomura Holdings, Inc. (A)	48,600	624,066
ORIX Corporation (A)	7,000	717,818
Takeda Chemical Industries, Ltd. (A)	13,000	589,863
Tokyo Gas Co., Ltd. (A)	142,000	503,852
Toyota Motor Corporation (A)	20,700	792,722

		10,530,455

Mexico - 0.45%
Grupo Televisa, S.A., GDR	5,700	300,561

Netherlands - 0.95%
Koninklijke Philips Electronics N.V., Ordinary Shares (A)	28,000	641,218

Norway - 0.34%
Opera Software ASA (A) (B)*	175,000	228,989

South Korea - 1.21%
Samsung Electronics Co., Ltd. (A)	2,040	811,394

Spain - 3.79%
Gestevision Telecinco, S.A. (A)(B)*	100,000	1,808,207
Telefonica, S.A. (A)	49,500	740,762

		2,548,969

Sweden - 2.57%
Telefonaktiebolaget LM Ericsson, Class B (A)*	557,275	1,728,625

Switzerland - 9.09%
Credit Suisse Group, Registered Shares (A)*	21,500	687,179
Holcim Ltd, Registered Shares (A)	8,300	438,366
Nestle S.A., Registered Shares (A)	4,400	1,009,304
Novartis AG, Registered Shares (A)	37,100	1,731,810
Roche Holdings AG, Genussschein (A)	10,200	1,055,342
UBS AG (A)	17,000	1,198,508

		6,120,509

Taiwan - 0.48%
AU Optronics Corp., ADR	26,100	326,772

United Kingdom - 17.85%
BAA plc (A)	55,000	550,918
BP p.l.c. (A)	144,400	1,378,467
British Sky Broadcasting Group plc (A)	60,810	527,404
Compass Group PLC (A)	240,500	959,688
Diageo plc (A)	24,300	303,432
ITV plc (A)	186,300	363,276
NEXT plc (A)	38,700	1,143,678
Reckitt Benckiser plc (A)	53,834	1,319,113
Royal Bank of Scotland Group plc (The) (A)	31,000	895,367
Taylor Nelson Sofres plc (A)	221,160	888,518
tesco plc (A)	328,000	1,693,192
Vodafone Group Plc (A)	560,000	1,340,264
WPP Group plc (A)	70,000	651,763

		12,015,080

United States - 0.62%
Research In Motion Limited*	5,500	$419,842

TOTAL COMMON STOCKS - 96.49%		$64,947,421

(Cost: $55,515,644)

TOTAL SHORT-TERM SECURITIES - 2.21%		$1,490,000

(Cost: $ 1,490,000)

TOTAL INVESTMENT SECURITIES - 98.70%		$66,437,421

(Cost: $57,005,644)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.30%		872,601

NET ASSETS - 100.00%		$67,310,022

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)	Listed on an exchange outside the United States.
(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the total value of these securities amounted to $5,260,605 or 7.82% of net assets.
(C)	Security valued in good faith by the Valuation Committee of the Board of Directors. See Note 1 to financial statements.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities

      IVY INTERNATIONAL GROWTH FUND
       September 30, 2004
       (In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost - $57,006) (Notes 1 and 3)	$66,437
Receivables:
Investment securities sold	1,281
Dividends and interest	217
Fund shares sold	55
Prepaid and other assets	24

Total assets	68,014

LIABILITIES
Payable for investment securities purchased	350
Payable to Fund shareholders	254
Accrued shareholder servicing (Note 2)	50
Due to custodian	9
Accrued accounting and administrative services fees (Note 2)	4
Accrued distribution and service fees (Note 2)	2
Accrued management fee (Note 2)	2
Other	33

Total liabilities	704

Total net assets	$67,310

NET ASSETS
$0.01 par value capital stock:
Capital stock	$68
Additional paid-in capital	110,387
Accumulated undistributed income (loss):
Accumulated undistributed net investment loss	(197)
Accumulated undistributed net realized loss on investment transactions	(52,395)
Net unrealized appreciation in value of investments	9,447

Net assets applicable to outstanding units of capital	$67,310

Net asset value per share (net assets divided by shares outstanding):
Class A	$10.08
Class B	$9.63
Class C	$9.72
Class Y	$10.99
Capital shares outstanding:
Class A	1,136
Class B	447
Class C	4,762
Class Y	480
Capital shares authorized	400,000

See Notes to Financial Statements.

Statement of Operations

      IVY INTERNATIONAL GROWTH FUND
       For the Six Months Ended September 30, 2004
       (In Thousands)

INVESTMENT LOSS
Income (Note 1B):
Dividends (net of foreign withholding taxes of $68)	$635
Interest and amortization	17

Total income	652

Expenses (Note 2):
Investment management fee	297
Shareholder servicing:
Class A	31
Class B	18
Class C	160
Class Y	5
Distribution fee:
Class A	4
Class B	17
Class C	184
Service fee:
Class A	11
Class B	6
Class C	61
Class Y	6
Accounting and administrative services fees	23
Custodian fees	22
Legal fees	13
Audit fees	12
Other	34

Total expenses	904

Net investment loss	(252)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	520
Realized net loss on foreign currency transactions	(77)

Realized net gain on investments	443
Unrealized depreciation in value of investments during the period	(4,160)

Net loss on investments	(3,717)

Net decrease in net assets resulting from operations	$(3,969)

See Notes to Financial Statements.

Statement of Changes in Net Assets

      IVY INTERNATIONAL GROWTH FUND
       (In Thousands)

	For the six months ended 9-30-04	For the fiscal year ended 3-31-04

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment loss	$(252)	$(527)
Realized net gain on investments	443	7,464
Unrealized appreciation (depreciation)	(4,160)	17,303

Net increase (decrease) in net assets resulting from operations	(3,969)	24,240

Distributions to shareholders from net investment income (Note 1F):(1)
Class A	-	-
Class B	-	-
Class C	-	-
Class Y	-	-
	-	-

Capital share transactions (Note 5)	(4,329)	(13,138)

Total increase (decrease)	(8,298)	11,102
NET ASSETS
Beginning of period	75,608	64,506

End of period	$67,310	$75,608

Undistributed net investment income (loss)	$(197)	$132

(1)See "Financial Highlights" on pages 74 - 77.

See Notes to Financial Statements.

Financial Highlights

      IVY INTERNATIONAL GROWTH FUND
       Class A Shares
       For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended					For the period from 7-3-00(1) to
			For the fiscal year ended March 31,
	9-30-04		2004	2003	2002	3-31-01

Net asset value, beginning of period	$10.60		$7.57	$9.82	$12.03	$24.33

Income (loss) from investment operations:
Net investment loss	(0.00)		(0.02)	(0.03)	(0.17)	(0.02)
Net realized and unrealized gain (loss) on investments	(0.52)		3.05	(2.22)	(2.01)	(6.46)

Total from investment operations	(0.52)		3.03	(2.25)	(2.18)	(6.48)

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)
Capital gains	(0.00)		(0.00)	(0.00)	(0.03)	(5.82)

Total distributions	(0.00)		(0.00)	(0.00)	(0.03)	(5.82)

Net asset value, end of period	$10.08		$10.60	$7.57	$9.82	$12.03

Total return(2)	-4.91%		40.03%	-22.91%	-18.12%	-29.73%
Net assets, end of period (in millions)	$12		$12	$5	$7	$5
Ratio of expenses to average net assets	1.94	%(3)	2.01%	2.10%	1.89%	1.72	%(3)
Ratio of net investment loss to average net assets	-0.09	%(3)	-0.23%	-0.10%	-0.49%	-0.31	%(3)
Portfolio turnover rate	36%		176%	108%	134%	103	%(4)
(1)Commencement of operations of the class.
(2)Total return calculated without taking into account the sales load deducted on an initial purchase.
(3)Annualized.
(4)For the fiscal year ended March 31, 2001.

See Notes to Financial Statements.

Financial Highlights

      IVY INTERNATIONAL GROWTH FUND
      Class B Shares
       For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended					For the period from 7-10-00(1) to
			For the fiscal year ended March 31,
	9-30-04		2004	2003	2002	3-31-01

Net asset value, beginning of period	$10.19		$7.35	$9.65	$11.94	$24.59

Income (loss) from investment operations:
Net investment loss	(0.06)		(0.12)	(0.11)	(0.19)	(0.09)
Net realized and unrealized gain (loss) on investments	(0.50)		2.96	(2.19)	(2.07)	(6.74)

Total from investment operations	(0.56)		2.84	(2.30)	(2.26)	(6.83)

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)
Capital gains	(0.00)		(0.00)	(0.00)	(0.03)	(5.82)

Total distributions	(0.00)		(0.00)	(0.00)	(0.03)	(5.82)

Net asset value, end of period	$9.63		$10.19	$7.35	$9.65	$11.94

Total return	-5.50%		38.64%	-23.83%	-18.93%	-30.89%
Net assets, end of period (in millions)	$4		$5	$2	$2	$2
Ratio of expenses to average net assets	2.99	%(2)	3.02%	3.24%	2.89%	2.61	%(2)
Ratio of net investment loss to average net assets	-1.13	%(2)	-1.46%	-1.22%	-1.42%	-1.30	%(2)
Portfolio turnover rate	36%		176%	108%	134%	103	%(3)
(1)Commencement of operations of the class.
(2)Annualized.
(3)For the fiscal year ended March 31, 2001.

See Notes to Financial Statements.

Financial Highlights

      IVY INTERNATIONAL GROWTH FUND
       Class C Shares(1)
       For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,

	9-30-04		2004	2003	2002	2001	2000

Net asset value, beginning of period	$10.27		$7.40	$9.69	$11.96	$28.58	$15.58

Income (loss) from investment operations:
Net investment loss	(0.06)		(0.10)	(0.08)	(0.11)	(0.17)	(0.34)
Net realized and unrealized gain (loss) on investments	(0.49)		2.97	(2.21)	(2.13)	(10.63)	15.14

Total from investment operations	(0.55)		2.87	(2.29)	(2.24)	(10.80)	14.80

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)	(0.00)
Capital gains	(0.00)		(0.00)	(0.00)	(0.03)	(5.82)	(1.80)

Total distributions	(0.00)		(0.00)	(0.00)	(0.03)	(5.82)	(1.80)

Net asset value, end of period	$9.72		$10.27	$7.40	$9.69	$11.96	$28.58

Total return	-5.36%		38.78%	-23.63%	-18.73%	-40.45%	97.89%
Net assets, end of period (in millions)	$46		$54	$46	$74	$123	$233
Ratio of expenses to average net assets	2.80	%(2)	2.85%	2.93%	2.62%	2.36%	2.37%
Ratio of net investment loss to average net assets	-0.93	%(2)	-0.96%	-0.86%	-1.03%	-1.03%	-1.48%
Portfolio turnover rate	36%		176%	108%	134%	103%	126%
(1)See Note 5.
(2)Annualized.

See Notes to Financial Statements.

Financial Highlights

      IVY INTERNATIONAL GROWTH FUND
       Class Y Shares
       For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,

	9-30-04		2004	2003	2002	2001	2000

Net asset value, beginning of period	$11.53		$8.17	$10.55	$12.87	$29.86	$16.08

Income (loss) from investment operations:
Net investment income (loss)	(0.07)		0.10	(0.16)	(0.18)	(0.17)	(1.41)
Net realized and unrealized gain (loss) on investments	(0.47)		3.26	(2.22)	(2.11)	(11.00)	16.99

Total from investment operations	(0.54)		3.36	(2.38)	(2.29)	(11.17)	15.58

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)	(0.00)
Capital gains	(0.00)		(0.00)	(0.00)	(0.03)	(5.82)	(1.80)

Total distributions	(0.00)		(0.00)	(0.00)	(0.03)	(5.82)	(1.80)

Net asset value, end of period	$10.99		$11.53	$8.17	$10.55	$12.87	$29.86

Total return	-4.68%		41.13%	-22.56%	-17.79%	-39.91%	99.74%
Net assets, end of period (in thousands)	$5,283		$5,191	$11,205	$8,314	$6,594	$5,296
Ratio of expenses to average net assets	1.62	%(1)	1.62%	1.63%	1.52%	1.44%	1.48%
Ratio of net investment income (loss) to average net assets	0.23	%(1)	0.63%	0.39%	-0.11%	-0.02%	-0.80%
Portfolio turnover rate	36%		176%	108%	134%	103%	126%
(1)Annualized.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF IVY LARGE CAP GROWTH FUND

Portfolio Highlights

On September 30, 2004, the Ivy Large Cap Growth Fund had net assets totaling $142,088,754 invested in a diversified portfolio of:

97.74%	Common Stocks
2.26%	Cash and Cash Equivalents

As a shareholder of the Fund, for every $100 you had invested on September 30, 2004, your Fund owned:

Health Care Stocks	$19.66
Technology Stocks	$19.41
Financial Services Stocks	$13.18
Business Equipment and Services Stocks	$9.53
Multiple Industry Stocks	$7.53
Consumer Nondurables Stocks	$6.91
Consumer Durables Stocks	$6.68
Retail Stocks	$6.22
Energy Stocks	$4.52
Miscellaneous Stocks	$4.10
Cash and Cash Equivalents	$2.26

The Investments of Ivy Large Cap Growth Fund

September 30, 2004
COMMON STOCKS	Shares	Value

Aircraft - 1.98%
Lockheed Martin Corporation	50,500	$2,816,890

Apparel - 0.00%
Coach, Inc.*	50	2,121

Business Equipment and Services - 5.66%
First Data Corporation	93,600	4,071,600
Robert Half International Inc.	75,110	1,935,585
Staples, Inc.	68,357	2,036,697

		8,043,882

Computers - Micro - 4.54%
Apple Computer, Inc.*	95,400	3,697,704
Dell Inc.*	77,336	2,749,295

		6,446,999

Computers - Peripherals - 10.50%
Electronic Arts Inc.*	93,300	4,291,333
Microsoft Corporation	207,373	5,732,827
SAP Aktiengesellschaft, ADR	125,650	4,894,067

		14,918,227

Consumer Electronics - 3.61%
Harman International Industries, Incorporated*	47,667	5,136,119

Cosmetics & Toiletries - 4.05%
Avon Products, Inc.	131,700	5,752,656

Electronic Components - 2.39%
Intel Corporation	50	1,002
Linear Technology Corporation	37	1,341
Microchip Technology Incorporated	126,400	3,386,888
Xilinx, Inc.	50	1,350

		3,390,581

Finance Companies - 4.08%
SLM Corporation	129,850	5,791,310

Health Care - Drugs - 10.42%
Alcon, Inc.	60,800	4,876,160
Genentech, Inc.*	34,500	1,808,490
Gilead Sciences, Inc.*	103,200	3,857,100
Pfizer Inc.	139,200	4,259,520

		14,801,270

Health Care - General - 4.34%
Boston Scientific Corporation*	39,200	1,557,416
Zimmer Holdings, Inc.*	58,250	4,604,080

		6,161,496

Hospital Supply and Management - 4.90%
Medtronic, Inc.	94,850	4,922,715
UnitedHealth Group Incorporated	27,700	2,042,598

		6,965,313

Household - General Products - 2.86%
Procter & Gamble Company (The)	75,000	4,059,000

Leisure Time Industry - 2.45%
Carnival Corporation	73,644	3,482,625

Motor Vehicles - 3.07%
Harley-Davidson, Inc.	73,347	4,359,746

Multiple Industry - 7.53%
3M Company	33,600	2,686,992
General Electric Company	135,389	4,546,363
Research In Motion Limited*	45,360	3,462,556

		10,695,911

Petroleum - Services - 4.52%
Smith International, Inc.*	105,712	6,419,890

Retail - Food Stores - 2.74%
Walgreen Co.	108,714	3,895,223

Retail - General Merchandise - 2.00%
Costco Wholesale Corporation	68,336	2,837,652
Dollar General Corporation	50	1,007

		2,838,659

Retail - Specialty Stores - 1.48%
Home Depot Inc. (The)	53,500	2,097,200

Security and Commodity Brokers - 9.10%
Chicago Mercantile Exchange Holdings Inc.	48,343	7,797,726
Goldman Sachs Group, Inc. (The)	22,800	2,125,872
Legg Mason, Inc.	56,475	3,008,423

		12,932,021

Timesharing and Software - 3.87%
Automatic Data Processing, Inc.	51,000	2,107,320
eBay Inc.*	36,900	3,393,508

		5,500,828

Trucking & Shipping - 1.65%
Expeditors International of Washington, Inc.	45,500	2,351,667

TOTAL COMMON STOCKS - 97.74%		$138,859,634

(Cost: $122,909,067)

TOTAL SHORT-TERM SECURITIES - 3.42%		$4,857,787

(Cost: $4,857,787)

TOTAL INVESTMENT SECURITIES - 101.16%		$143,717,421

(Cost: $127,766,854)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (1.16%)		(1,628,667)

NET ASSETS - 100.00%		$142,088,754

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      IVY LARGE CAP GROWTH FUND
      September 30, 2004
      (In Thousands, Except fot Per Share Amounts)

ASSETS
Investment securities - at value (cost - $127,767) (Notes 1 and 3)	$143,717
Receivables:
Investment securities sold	2,624
Fund shares sold	369
Dividends and interest	47
Prepaid and other assets	51

Total assets	146,808

LIABILITIES
Payable for investment securities purchased	4,114
Payable to Fund shareholders	525
Accrued shareholder servicing (Note 2)	49
Accrued accounting and administrative services fees (Note 2)	5
Accrued management fee (Note 2)	3
Due to custodian	2
Accrued distribution and service fees (Note 2)	1
Other	20

Total liabilities	4,719

Total net assets	$142,089

NET ASSETS
$0.01 par value capital stock:
Capital stock	$160
Additional paid-in capital	157,941
Accumulated undistributed income (loss):
Accumulated undistributed net investment loss	(526)
Accumulated undistributed net realized loss on investment transactions	(31,437)
Net unrealized appreciation in value of investments	15,951

Net assets applicable to outstanding units of capital	$142,089

Net asset value per share (net assets divided by shares outstanding):
Class A	$8.92
Class B	$8.45
Class C	$8.61
Class Y	$8.98
Capital shares outstanding:
Class A	8,126
Class B	799
Class C	1,313
Class Y	5,740
Capital shares authorized	400,000

See Notes to Financial Statements

Statement of Operations
      IVY LARGE CAP GROWTH FUND
      For the Fiscal Year Ended September 30, 2004
      (In Thousands)

INVESTMENT LOSS
Income (Note 1B):
Dividends (net of foreign withholding taxes of $9)	$546
Interest and amortization	19

Total income	565

Expenses (Note 2):
Investment management fee	509
Shareholder servicing:
Class A	157
Class B	21
Class C	24
Class Y	41
Service fee:
Class A	81
Class B	8
Class C	14
Class Y	67
Distribution fee:
Class A	12
Class B	23
Class C	42
Accounting and administrative services fees	33
Legal fees	18
Audit fees	14
Custodian fees	6
Other	72

Total	1,142
Less expenses in excess of voluntary limit (Note 2)	(56)

Total expense	1,086

Net investment loss	(521)

REALIZED AND UNREALIZED LOSS
ON INVESTMENTS (NOTES 1 AND 3)
Realized net loss on investments	(3,624)
Unrealized depreciation in value of investments during the period	(1,895)

Net loss on investments	(5,519)

Net decrease in net assets resulting from operations	$(6,040)

See Notes to Financial Statements

Statement of Changes in Net Assets
      IVY LARGE CAP GROWTH FUND
      (In Thousands)

	For the six months ended 9-30-04	For the fiscal year ended 3-31-04

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment loss	$(521)	$(757)
Realized net loss on investments	(3,624)	(238)
Unrealized appreciation (depreciation)	(1,895)	12,605

Net increase (decrease) in net assets resulting from operations	(6,040)	11,610

Distributions to shareholders from
net investment income (Note 1F):(1)
Class A	-	-
Class B	-	-
Class C	-	-
Class Y	-	-

	-	-

Capital share transactions (Note 5)	(3,628)	112,338

Total increase (decrease)	(9,668)	123,948
NET ASSETS
Beginning of period	151,757	27,809

End of period	$142,089	$151,757

Undistributed net investment loss	$(526)	$(5)

(1)See "Financial Highlights" on pages 85 - 88.

See Notes to Financial Statements

Financial Highlights
      IVY LARGE CAP GROWTH FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,			For the period from 6-30-00(1) to
	9-30-04		2004	2003	2002	3-31-01

Net asset value, beginning of period	$9.27		$7.24	$9.21	$9.48	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.03)		(0.04)	(0.03)	(0.04)	0.05
Net realized and unrealized gain (loss) on investments	(0.32)		2.07	(1.94)	(0.23)	(0.45)

Total from investment operations	(0.35)		2.03	(1.97)	(0.27)	(0.40)

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)	(0.00)	(0.06)
Capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.06)

Total distributions	(0.00)		(0.00)	(0.00)	(0.00)	(0.12)

Net asset value, end of period	$8.92		$9.27	$7.24	$9.21	$9.48

Total return(2)	-3.78%		28.04%	-21.39%	-2.85%	-4.27%
Net assets, end of period (in millions)	$72		$76	$21	$20	$19
Ratio of expenses to average net assets including voluntary expense waiver	1.50	%(3)	1.55%	1.28%	1.58%	1.13	%(3)
Ratio of net investment income (loss) to average net assets including voluntary expense waiver	-0.76	%(3)	-0.89%	-0.23%	-0.38%	0.89	%(3)
Ratio of expenses to average net assets excluding voluntary expense waiver	1.58	%(3)	- (4)	1.66%	1.69%	1.34	%(3)
Ratio of net investment income (loss) to average net assets excluding voluntary expense waiver	-0.84	%(3)	- (4)	-0.61%	-0.49%	0.68	%(3)
Portfolio turnover rate	80%		162%	72%	99%	75%

(1)Commencement of operations of the class.
(2)Total return calculated without taking into account the sales load deducted on an initial purchase.
(3)Annualized.
(4)Because the Fund's net assets exceeded $25 million, there was no waiver of expenses. Therefore, no ratio is provided.

See Notes to Financial Statements

Financial Highlights
      IVY LARGE CAP GROWTH FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,			For the period from 7-6-00(1) to
	9-30-04		2004	2003	2002	3-31-01

Net asset value, beginning of period	$8.83		$6.99	$9.05	$9.44	$10.02

Income (loss) from investment operations:
Net investment loss	(0.03)		(0.13)	(0.14)	(0.16)	(0.03)
Net realized and unrealized gain (loss) on investments	(0.35)		1.97	(1.92)	(0.23)	(0.49)

Total from investment operations	(0.38)		1.84	(2.06)	(0.39)	(0.52)

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)
Capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.06)

Total distributions	(0.00)		(0.00)	(0.00)	(0.00)	(0.06)

Net asset value, end of period	$8.45		$8.83	$6.99	$9.05	$9.44

Total return	-4.30%		26.32%	-22.76%	-4.13%	-5.32%
Net assets, end of period (in millions)	$7		$5	$2	$2	$2
Ratio of expenses to average net assets including voluntary expense waiver	2.55	%(2)	2.85%	2.93%	2.98%	2.53	%(2)
Ratio of net investment loss to average net assets including voluntary expense waiver	-1.77	%(2)	-2.16%	-1.87%	-1.79%	-0.60	%(2)
Ratio of expenses to average net assets excluding voluntary expense waiver	-	(3)	- (3)	3.31%	3.19%	3.00	%(2)
Ratio of net investment loss to average net assets excluding voluntary expense waiver	-	(3)	- (3)	-2.25%	-2.00%	-1.07	%(2)
Portfolio turnover rate	80%		162%	72%	99%	75%

(1)Commencement of operations of the class.
(2)Annualized.
(3)Because the Fund's net assets exceeded $25 million, there was no waiver of expenses. Therefore, no ratio is provided.

See Notes to Financial Statements

Financial Highlights
      IVY LARGE CAP GROWTH FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,			For the period from 7-3-00(1) to
	9-30-04		2004	2003	2002	3-31-01

Net asset value, beginning of period	$8.99		$7.08	$9.10	$9.45	$10.00

Income (loss) from investment operations:
Net investment income loss	(0.06)		(0.11)	(0.10)	(0.12)	(0.00)
Net realized and unrealized gain (loss) on investments	(0.32)		2.02	(1.92)	(0.23)	(0.48)

Total from investment operations	(0.38)		1.91	(2.02)	(0.35)	(0.48)

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)	(0.00)	(0.01)
Capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.06)

Total distributions	(0.00)		(0.00)	(0.00)	(0.00)	(0.07)

Net asset value, end of period	$8.61		$8.99	$7.08	$9.10	$9.45

Total return	-4.23%		26.98%	-22.28%	-3.60%	-4.93%
Net assets, end of period (in millions)	$11		$11	$4	$7	$7
Ratio of expenses to average net assets including voluntary expense waiver	2.25	%(2)	2.44%	2.26%	2.51%	2.06	%(2)
Ratio of net investment loss to average net assets including voluntary expense waiver	-1.51	%(2)	-1.75%	-1.20%	-1.31%	-0.08	%(2)
Ratio of expenses to average net assets excluding voluntary expense waiver	2.33	%(2)	- (3)	2.64%	2.68%	2.44	%(2)
Ratio of net investment loss to average net assets excluding voluntary expense waiver	-1.59	%(2)	- (3)	-1.58%	-1.48%	-0.46	%(2)
Portfolio turnover rate	80%		162%	72%	99%	75%

(1)Commencement of operations of the class.
(2)Annualized.
(3)Because the Fund's net assets exceeded $25 million, there was no waiver of expenses. Therefore, no ratio is provided.

See Notes to Financial Statements

Financial Highlights
      IVY LARGE CAP GROWTH FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,			For the period from 7-6-00(1) to
	9-30-04		2004	2003	2002	3-31-01

Net asset value, beginning of period	$9.32		$7.26	$9.22	$9.48	$10.02

Income (loss) from investment operations:
Net investment income (loss)	(0.02)		(0.03)	(0.30)	(0.01)	0.09
Net realized and unrealized gain (loss) on investments	(0.32)		2.09	(1.66)	(0.25)	(0.50)

Total from investment operations	(0.34)		2.06	(1.96)	(0.26)	(0.41)

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)	(0.00)	(0.07)
Capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.06)

Total distributions	(0.00)		(0.00)	(0.00)	(0.00)	(0.13)

Net asset value, end of period	$8.98		$9.32	$7.26	$9.22	$9.48

Total return	-3.65%		28.38%	-21.26%	-2.74%	-4.38%
Net assets, end of period (in thousands)	$51,550	$59,483		$892	$768	$279
Ratio of expenses to average net assets including voluntary expense waiver	1.20	%(2)	1.26%	1.05%	1.36%	1.13	%(2)
Ratio of net investment income (loss) to average net assets including voluntary expense waiver	-0.46	%(2)	-0.64%	0.00%	-0.20%	1.11	%(2)
Ratio of expenses to average net assets excluding voluntary expense waiver	1.28	%(2)	- (3)	1.43%	1.45%	1.34	%(2)
Ratio of net investment income (loss) to average net assets excluding voluntary expense waiver	-0.54	%(2)	- (3)	-0.38%	-0.29%	0.90	%(2)
Portfolio turnover rate	80%		162%	72%	99%	75%

(1)Commencement of operations of the class.
(2)Annualized.
(3)Because the Fund's net assets exceeded $25 million, there was no waiver of expenses. Therefore, no ratio is provided.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF IVY LIMITED-TERM BOND FUND

Portfolio Highlights

On September 30, 2004, Ivy Limited-Term Bond Fund had net assets totaling $70,677,507 invested in a diversified portfolio of:

47.72%	Corporate Debt Securities
46.42%	United States Government Securities
5.86%	Cash and Cash Equivalents

As a shareholder of the Fund, for every $100 you had invested on September 30, 2004, your Fund owned:

Corporate Debt Securities	$47.72
United States Government Mortgage-Backed Securities	$23.44
United States Government Treasury Securities	$17.50
Cash and Cash Equivalents	$5.86
United States Government Agency Securities	$5.48

On September 30, 2004, the breakdown of bonds (by ratings) held by the Fund was as follows:

AAA	49.26%
AA	1.50%
A	15.94%
BBB	27.44%
Cash and Cash Equivalents	5.86%

The Investments of Ivy Limited-Term Bond Fund

September 30, 2004
CORPORATE DEBT SECURITIES	Principal Amount in Thousands	Value

Aircraft - 2.79%
Raytheon Company,
6.75%, 8-15-07	$1,800	$1,968,698

Banks - 2.06%
First Union Corporation,
6.875%, 9-15-05	1,397	1,451,732

Broadcasting - 1.19%
Clear Channel Communications, Inc.,
4.625%, 1-15-08	829	844,212

Business Equipment and Services - 3.12%
USA Waste Services, Inc.,
7.125%, 10-1-07	2,000	2,206,418

Capital Equipment - 1.18%
John Deere Capital Corporation,
5.125%, 10-19-06	800	832,302

Finance Companies - 5.16%
Ford Motor Credit Company,
6.875%, 2-1-06	2,000	2,092,844
General Motors Acceptance Corporation,
6.625%, 10-15-05	1,500	1,552,095

		3,644,939

Food and Related - 1.01%
Kellogg Company,
4.875%, 10-15-05	700	714,589

Insurance - Property and Casual - 1.28%
American General Finance Corporation,
6.75%, 11-15-04	900	904,712

Multiple Industry - 5.86%
General Electric Capital Corporation,
2.85%, 1-30-06	2,000	2,005,110
Honeywell International Inc.,
6.875%, 10-3-05	1,100	1,144,336
Household Finance Corporation,
6.5%, 1-24-06	950	995,921

		4,145,367

Petroleum - International - 3.14%
Anadarko Petroleum Corporation,
5.375%, 3-1-07	2,025	2,137,473
Chevron Corporation Profit Sharing/Savings Plan Trust Fund,
8.11%, 12-1-04	83	83,954

		2,221,427

Railroad - 5.98%
Norfolk Southern Corporation,
7.35%, 5-15-07	1,850	2,023,682
Union Pacific Corporation:
7.6%, 5-1-05	1,595	1,640,330
6.7%, 12-1-06	525	562,264

		4,226,276

Security and Commodity Brokers - 2.25%
CIT Group Holdings, Inc. (The),
6.625%, 6-15-05	600	617,228
Salomon Smith Barney Holdings Inc.,
6.25%, 6-15-05	950	976,142

		1,593,370

Utilities - Electric - 9.58%
Dominion Resources, Inc.,
7.625%, 7-15-05	2,200	2,284,304
Kansas City Power & Light Company,
7.125%, 12-15-05	950	1,001,135
National Rural Utilities Cooperative Finance Corporation,
6.0%, 5-15-06	2,000	2,097,348
PacifiCorp,
6.75%, 4-1-05	1,000	1,019,793
Wisconsin Energy Corporation,
5.875%, 4-1-06	350	366,413

		6,768,993

Utilities - Telephone - 3.12%
GTE Corporation,
6.36%, 4-15-06	2,100	2,204,769

TOTAL CORPORATE DEBT SECURITIES - 47.72%		$33,727,804

(Cost: $33,225,780)

UNITED STATES GOVERNMENT SECURITIES

Agency Obligations - 5.48%
Federal Home Loan Bank,
7.125%, 2-15-05	1,780	1,814,261
Federal National Mortgage Association,
4.25%, 7-15-07	2,000	2,058,726

		3,872,987

Mortgage-Backed Obligations - 23.44%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
4.0%,12-15-12	1,208	1,206,670
3.5%, 12-15-16	1,368	1,345,115
5.5%, 7-15-17 (Interest Only)	1,000	104,273
5.5%, 10-15-23 (Interest Only)	5,000	510,471
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
4.5%, 5-1-10	1,071	1,085,769
5.5%, 2-1-16	102	105,804
5.5%, 1-1-17	314	325,587
5.5%, 5-1-17	298	308,665
4.5%, 4-1-18	1,584	1,582,889
Federal Home Loan Mortgage Corporation Non-Agency REMIC/CMO,
5.5%, 10-1-34 (Interest Only)	1,564	187,230
Federal National Mortgage Association Agency REMIC/CMO,
5.0%, 3-25-16 (Interest Only)	1,800	155,038
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
8.0%, 2-1-08	4	4,437
6.5%, 12-1-10	45	47,455
6.0%, 1-1-11	46	48,831
6.5%, 2-1-11	81	85,884
7.0%, 5-1-11	36	37,866
7.0%, 7-1-11	35	36,907
7.0%, 9-1-12	28	30,021
6.0%, 11-1-13	83	86,940
7.0%, 9-1-14	63	67,047
7.0%, 10-1-14	66	69,830
6.0%, 6-1-16	56	58,548
6.5%, 6-1-16	127	134,860
5.5%, 2-1-17	929	962,142
5.0%, 11-1-17	1,031	1,050,559
5.5%, 1-1-18	1,081	1,119,886
7.0%, 4-1-26	34	35,767
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
6.5%, 1-15-14	105	111,602
6.0%, 5-15-14	325	343,590
5.5%, 1-15-17	476	496,389
6.0%, 1-15-17	327	345,077
5.5%, 7-15-17	944	985,257
5.0%, 12-15-17	1,475	1,515,930
4.0%, 9-15-18	1,775	1,735,526
7.0%, 10-15-28	86	91,893
7.0%, 4-15-29	48	50,984
7.0%, 7-15-29	94	100,591

		16,571,330

Treasury Obligations - 17.50%
United States Treasury Notes:
2.0%, 8-31-05	2,000	1,996,954
2.75%, 6-30-06	1,500	1,506,212
4.75%, 11-15-08	2,000	2,120,000
3.125%, 4-15-09	500	496,621
5.0%, 8-15-11	2,000	2,149,454
4.375%, 8-15-12	2,000	2,061,876
3.5%, 11-15-16	2,000	2,035,078

		12,366,195

TOTAL UNITED STATES GOVERNMENT SECURITIES - 46.42%		$32,810,512

(Cost: $32,621,102)

TOTAL SHORT-TERM SECURITIES - 3.27%		$2,309,513

(Cost: $2,309,513)

TOTAL INVESTMENT SECURITIES - 97.41%		$68,847,829

(Cost: $68,156,395)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 2.59%		1,829,678

NET ASSETS - 100.00%		$70,677,507

Notes to Schedule of Investments
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      IVY LIMITED-TERM BOND FUND
      September 30, 2004
      (In Thousands, Except fot Per Share Amounts)

ASSETS
Investment securities - at value (cost - $68,156) (Notes 1 and 3)	$68,848
Cash	1
Receivables:
Fund shares sold	1,166
Interest	889
Prepaid and other assets	31

Total assets	70,935

LIABILITIES
Payable to Fund shareholders	195
Accrued shareholder servicing (Note 2)	20
Dividends payable	15
Accrued accounting and administrative services fees (Note 2)	4
Accrued distribution and service fees (Note 2)	1
Accrued management fee (Note 2)	1
Other	21

Total liabilities	257

Total net assets	$70,678

NET ASSETS
$0.01 par value capital stock:
Capital stock	$69
Additional paid-in capital	70,407
Accumulated undistributed income (loss):
Accumulated undistributed net realized loss on investment transactions	(489)
Net unrealized appreciation in value of investments	691

Net assets applicable to outstanding units of capital	$70,678

Net asset value per share (net assets divided by shares outstanding):
Class A	$10.31
Class B	$10.31
Class C	$10.31
Class Y	$10.31
Capital shares outstanding:
Class A	4,070
Class B	643
Class C	1,915
Class Y	226
Capital shares authorized	200,000

See Notes to Financial Statements

Statement of Operations
      IVY LIMITED-TERM BOND FUND
      For the Fiscal Year Ended September 30, 2004
      (In Thousands)

INVESTMENT INCOME
Interest and amortization (Note 1B)	$1,302

Expenses (Note 2):
Investment management fee	161
Distribution fee:
Class A	9
Class B	23
Class C	77
Shareholder servicing:
Class A	40
Class B	12
Class C	35
Class Y	2
Service fee:
Class A	36
Class B	8
Class C	26
Class Y	3
Accounting and administrative services fees	22
Audit fees	10
Legal fees	10
Custodian fees	4
Other	54

Total expenses	532

Net investment income	770

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on investments	16
Unrealized depreciation in value of investments during the period	(1,035)

Net loss on investments	(1,019)

Net decrease in net assets resulting from operations	$(249)

See Notes to Financial Statements

Statement of Changes in Net Assets
      IVY LIMITED-TERM BOND FUND
      (In Thousands)

	For the six months ended 9-30-04	For the fiscal year ended 3-31-04

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$770	$1,765
Realized net gain on investments	16	249
Unrealized depreciation	(1,035)	(87)

Net increase (decrease) in net assets resulting from operations	(249)	1,927

Distributions to shareholders from
net investment income (Note 1F):(1)
Class A	(492)	(1,111)
Class B	(55)	(110)
Class C	(194)	(493)
Class Y	(29)	(51)

	(770)	(1,765)

Capital share transactions (Note 5)	7,507	(13,816)

Total increase (decrease)	6,488	(13,654)
NET ASSETS
Beginning of period	64,190	77,844

End of period	$70,678	$64,190

Undistributed net investment income	$-	$-

(1)See "Financial Highlights" on pages 97 - 100.

See Notes to Financial Statements

Financial Highlights
      IVY LIMITED-TERM BOND FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,			For the period from 8-17-00(1) to
	9-30-04		2004	2003	2002	3-31-01

Net asset value, beginning of period	$10.48		$10.45	$10.20	$10.17	$9.84

Income (loss) from investment operations:
Net investment income	0.14		0.29	0.36	0.51	0.36
Net realized and unrealized gain (loss) on investments	(0.17)		0.03	0.25	0.03	0.33

Total from investment operations	(0.03)		0.32	0.61	0.54	0.69

Less distributions from:
Net investment income	(0.14)		(0.29)	(0.36)	(0.51)	(0.36)
Capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.14)		(0.29)	(0.36)	(0.51)	(0.36)

Net asset value, end of period	$10.31		$10.48	$10.45	$10.20	$10.17

Total return(2)	-0.26%		3.13%	6.15%	5.42%	7.01%
Net assets, end of period (in thousands)	$41,970	$34,970		$39,765	$6,124	$494
Ratio of expenses to average net assets including voluntary expense waiver	1.30	%(3)	1.18%	1.09%	1.04%	0.85	%(3)
Ratio of net investment income to average net assets including voluntary expense waiver	2.74	%(3)	2.79%	3.32%	4.76%	5.83	%(3)
Ratio of expenses to average net assets excluding voluntary expense waiver	-	(4)	- (4)	- (4)	1.19%	1.09	%(3)
Ratio of net investment income to average net assets excluding voluntary expense waiver	-	(4)	- (4)	- (4)	4.61%	5.59	%(3)
Portfolio turnover rate	15%		30%	49%	33%	16	%(5)

(1)Commencement of operations of the class.
(2)Total return calculated without taking into account the sales load deducted on an initial purchase.
(3)Annualized.
(4)Because the Fund's net assets exceeded $25 million, there was no waiver of expenses. Therefore, no ratio is provided.
(5)For the fiscal year ended March 31, 2001.

See Notes to Financial Statements

Financial Highlights
      IVY LIMITED-TERM BOND FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,			For the period from 7-3-00(1) to
	9-30-04		2004	2003	2002	3-31-01

Net asset value, beginning of period	$10.48		$10.45	$10.20	$10.17	$9.80

Income (loss) from investment operations:
Net investment income	0.09		0.19	0.27	0.42	0.36
Net realized and unrealized gain (loss) on investments	(0.17)		0.03	0.25	0.03	0.37

Total from investment operations	(0.08)		0.22	0.52	0.45	0.73

Less distributions from:
Net investment income	(0.09)		(0.19)	(0.27)	(0.42)	(0.36)
Capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.09)		(0.19)	(0.27)	(0.42)	(0.36)

Net asset value, end of period	$10.31		$10.48	$10.45	$10.20	$10.17

Total return	-0.72%		2.18%	5.18%	4.52%	7.54%
Net assets, end of period (in thousands)	$6,633		$5,812	$5,471	$1,419	$425
Ratio of expenses to average net assets including voluntary expense waiver	2.21	%(2)	2.11%	2.01%	1.88%	1.81	%(2)
Ratio of net investment income to average net assets including voluntary expense waiver	1.82	%(2)	1.86%	2.47%	4.02%	4.91	%(2)
Ratio of expenses to average net assets excluding voluntary expense waiver	-	(3)	- (3)	- (3)	2.15%	2.33	%(2)
Ratio of net investment income to average net assets excluding voluntary expense waiver	-	(3)	- (3)	- (3)	3.76%	4.39	%(2)
Portfolio turnover rate	15%		30%	49%	33%	16	%(4)

(1)Commencement of operations of the class.
(2)Annualized.
(3)Because the Fund's net assets exceeded $25 million, there was no waiver of expenses. Therefore, no ratio is provided.
(4)For the fiscal year ended March 31, 2001

See Notes to Financial Statements

Financial Highlights
      IVY LIMITED-TERM BOND FUND
      Class C Shares(1)
      For a Share of Capital Stock Outstanding Throughout Each Period:

For the six months ended	For the fiscal year ended March 31,
9-30-04	2004	2003	2002	2001	2000

Net asset value, beginning of period	$10.48	$10.45	$10.20	$10.17	$9.76	$10.16

Income (loss) from investment operations:
Net investment income	0.10	0.20	0.27	0.42	0.48	0.47
Net realized and unrealized gain (loss) on investments	(0.17)	0.03	0.25	0.03	0.41	(0.40)

Total from investment operations	(0.07)	0.23	0.52	0.45	0.89	0.07

Less distributions from:
Net investment income	(0.10)	(0.20)	(0.27)	(0.42)	(0.48)	(0.47)
Capital gains	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.10)	(0.20)	(0.27)	(0.42)	(0.48)	(0.47)

Net asset value, end of period	$10.31	$10.48	$10.45	$10.20	$10.17	$9.76

Total return	-0.68%	2.23%	5.22%	4.46%	9.48%	0.73%
Net assets, end of period (in millions)	$20	$22	$30	$20	$18	$19
Ratio of expenses to average net assets including voluntary expense waiver	2.14	%(2)	2.05%	1.98%	1.94%	1.82%	1.81%
Ratio of net investment income to average net assets including voluntary expense waiver	1.89	%(2)	1.92%	2.59%	4.04%	4.97%	4.75%
Ratio of expenses to average net assets excluding voluntary expense waiver	-	(3)	-	(3)	-	(3)	2.21%	2.34%	2.19%
Ratio of net investment income to average net assets excluding voluntary expense waiver	-	(3)	-	(3)	-	(3)	3.77%	4.44%	4.37%
Portfolio turnover rate	15%	30%	49%	33%	16%	37%

(1)See Note 5.
(2)Annualized.
(3)Because the Fund's net assets exceeded $25 million, there was no waiver of expenses. Therefore, no ratio is provided.

See Notes to Financial Statements

Financial Highlights
      IVY LIMITED-TERM BOND FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

For the six months ended	For the fiscal year ended March 31,
9-30-04	2004	2003	2002	2001	2000

Net asset value, beginning of period	$10.48	$10.45	$10.20	$10.17	$9.76	$10.16

Income (loss) from investment operations:
Net investment income	0.30	0.29	0.36	0.51	0.59	0.57
Net realized and unrealized gain (loss) on investments	(0.17)	0.03	0.25	0.03	0.41	(0.40)

Total from investment operations	0.13	0.32	0.61	0.54	1.00	0.17

Less distributions from:
Net investment income	(0.30)	(0.29)	(0.36)	(0.51)	(0.59)	(0.57)
Capital gains	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.30)	(0.29)	(0.36)	(0.51)	(0.59)	(0.57)

Net asset value, end of period	$10.31	$10.48	$10.45	$10.20	$10.17	$9.76

Total return	-0.20%	3.18%	6.14%	5.41%	10.56%	1.69%
Net assets, end of period (in thousands)	$2,331	$1,820	$2,149	$906	$1,836	$1,229
Ratio of expenses to average net assets including voluntary expense waiver	1.18	%(1)	1.13%	1.09%	1.04%	0.83%	0.69%
Ratio of net investment income to average net assets including voluntary expense waiver	2.86	%(1)	2.83%	3.42%	4.97%	5.95%	6.03%
Ratio of expenses to average net assets excluding voluntary expense waiver	-	(2)	-	(2)	-	(2)	1.18%	1.07%	0.84%
Ratio of net investment income to average net assets excluding voluntary expense waiver	-	(2)	-	(2)	-	(2)	4.83%	5.71%	5.88%
Portfolio turnover rate	15%	30%	49%	33%	16%	37%

(1)Annualized.
(2)Because the Fund's net assets exceeded $25 million, there was no waiver of expenses. Therefore, no ratio is provided.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF IVY MID CAP GROWTH FUND

Portfolio Highlights

On September 30, 2004, the Ivy Mid Cap Growth Fund had net assets totaling $81,305,143 invested in a diversified portfolio of:

95.22%	Common Stocks
3.86%	Cash and Cash Equivalents
0.92%	Preferred Stock

As a shareholder of the Fund, for every $100 you had invested on September 30, 2004, your Fund owned:

Health Care Stocks	$20.69
Technology Stocks	$19.48
Business Equipment and Services Stocks	$18.30
Financial Services Stocks	$7.70
Capital Goods Stocks	$6.88
Consumer Nondurables Stocks	$6.40
Miscellaneous Stocks	$6.02
Consumer Services Stocks	$4.88
Energy Stocks	$4.87
Cash and Cash Equivalents	$3.86
Preferred Stock	$0.92

The Investments of Ivy Mid Cap Growth Fund

September 30, 2004
COMMON STOCKS	Shares	Value

Aircraft - 2.34%
Goodrich Corporation	19,150	$600,544
L-3 Communications Holdings, Inc.	19,400	1,299,800

		1,900,344

Banks - 4.30%
Northern Trust Corporation	33,750	1,376,831
Synovus Financial Corp.	81,050	2,119,458

		3,496,289

Beverages - 2.36%
Brown-Forman Corporation, Class B	17,450	799,210
Coca-Cola Enterprises Inc.	59,050	1,116,045

		1,915,255

Broadcasting - 0.94%
Cox Radio, Inc., Class A*	51,100	762,412

Business Equipment and Services - 6.33%
Cintas Corporation	29,650	1,245,745
Lamar Advertising Company*	54,700	2,271,418
Stericycle, Inc.*	35,550	1,631,212

		5,148,375

Capital Equipment - 2.14%
IDEX Corporation	51,325	1,742,997

Communications Equipment - 1.48%
Juniper Networks, Inc.*	35,700	842,699
McData Corporation, Class A*	72,900	363,406

		1,206,105

Computers - Micro - 3.67%
Apple Computer, Inc.(A)*	66,450	2,575,602
Sun Microsystems, Inc.*	102,150	411,154

		2,986,756

Computers - Peripherals - 4.35%
EMC Corporation*	94,800	1,093,992
Electronic Arts Inc.*	21,250	977,394
Mercury Interactive Corporation*	24,800	864,032
Siebel Systems, Inc.*	79,200	598,356

		3,533,774

Cosmetics and Toiletries - 2.52%
Estee Lauder Companies Inc. (The), Class A	49,000	2,048,200

Electrical Equipment - 1.92%
Molex Incorporated	8,750	260,881
Molex Incorporated, Class A	49,450	1,300,288

		1,561,169

Electronic Components - 6.34%
Altera Corporation*	30,500	595,665
Analog Devices, Inc.	16,800	651,504
Microchip Technology Incorporated	50,450	1,351,808
Network Appliance, Inc.*	88,400	2,034,084
Semtech Corporation*	27,200	521,560

		5,154,621

Electronic Instruments - 1.30%
Lam Research Corporation*	48,200	1,054,375

Food and Related - 1.52%
Hershey Foods Corporation	26,400	1,233,144

Health Care - Drugs - 9.00%
Advancis Pharmaceutical Corporation*	30,689	249,962
Allergan, Inc.	22,400	1,625,120
Cephalon, Inc.*	21,050	1,008,190
Forest Laboratories, Inc.*	27,300	1,227,954
Gilead Sciences, Inc.(A)*	37,500	1,401,562
ICOS Corporation*	31,350	756,632
Neurocrine Biosciences, Inc.*	16,450	776,522
Salix Pharmaceuticals, Ltd.*	12,370	265,646

		7,311,588

Health Care - General - 6.06%
Biomet, Inc.	52,625	2,466,797
Kyphon Inc.*	34,000	842,860
Schein (Henry), Inc.*	25,950	1,616,815

		4,926,472

Hospital Supply and Management - 5.63%
Bard (C. R.), Inc.	47,750	2,704,082
Laboratory Corporation of America Holdings*	42,900	1,875,588

		4,579,670

Hotels and Gaming - 1.55%
Starwood Hotels & Resorts Worldwide, Inc.	27,200	1,262,624

Metal Fabrication - 2.82%
Fastenal Company	39,750	2,289,401

Motor Vehicles - 1.25%
Harley-Davidson, Inc.	17,150	1,019,396

Multiple Industry - 1.38%
AXIS Capital Holdings Limited	43,100	1,120,600

Petroleum - Domestic - 0.91%
XTO Energy Inc.	22,850	742,168

Petroleum - Internationals - 3.40%
Burlington Resources Inc.	44,850	1,829,880
Noble Energy, Inc.	16,000	931,840

		2,761,720

Petroleum - Services - 0.56%
Smith International, Inc.*	7,500	455,475

Publishing - 2.39%
Getty Images, Inc.*	35,150	1,943,795

Restaurants - 0.58%
Starbucks Corporation*	10,350	470,873

Retail - General Merchandise - 1.24%
Cabela's Incorporated, Class A*	9,000	214,650
Nordstrom, Inc.	20,750	793,480

		1,008,130

Security and Commodity Brokers - 3.40%
Ameritrade Holding Corporation*	97,350	1,169,660
Chicago Mercantile Exchange Holdings Inc.	9,900	1,596,870

		2,766,530

Timesharing and Software - 11.97%
Alliance Data Systems Corporation*	64,750	2,626,260
eBay Inc.*	39,450	3,628,019
Global Payments Inc.	16,150	864,832
Paychex, Inc.	47,650	1,435,695
Total System Services, Inc.	46,500	1,173,660

		9,728,466

Trucking and Shipping - 1.57%
C.H. Robinson Worldwide, Inc.	27,500	1,275,587

TOTAL COMMON STOCKS - 95.22%		$77,406,311

(Cost: $61,312,752)

PREFERRED STOCK - 0.92%

Security and Commodity Brokers
Prudential Financial, Inc. and Prudential Financial Capital Trust I, 6.75% Equity Security Units, Convertible*	10,650	$744,169

(Cost: $584,212)

TOTAL SHORT-TERM SECURITIES - 3.35%		$2,725,000

(Cost: $2,725,000)

TOTAL INVESTMENT SECURITIES - 99.49%		$80,875,480

(Cost: $64,621,964)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.51%		429,663

NET ASSETS - 100.00%		$81,305,143

Notes to Schedule of Investments
	*No dividends were paid during the preceding 12 months.
(A)	Security serves as cover for the following written call options outstanding as of September 30, 2004. (See Note 6 to financial statements):
	Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value

	Apple Computer, Inc.	322	October/40	$24,312	$33,810
	Gilead Sciences, Inc.	125	November/40	10,760	10,625

				$35,072	$44,435

	See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
	See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      IVY MID CAP GROWTH FUND
      September 30, 2004
      (In Thousands, Except fot Per Share Amounts)

ASSETS
Investment securities - at value (cost - $64,622) (Notes 1 and 3)	$80,875
Receivables:
Investment securities sold	518
Fund shares sold	219
Dividends and interest	44
Prepaid and other assets	42

Total assets	81,698

LIABILITIES
Payable to Fund shareholders	213
Payable for investment securities purchased	75
Outstanding written options at market (Note 6)	44
Accrued shareholder servicing (Note 2)	39
Due to custodian	15
Accrued accounting and administrative services fees (Note 2)	4
Accrued management fee (Note 2)	2
Accrued distribution and service fees (Note 2)	1

Total liabilities	393

Total net assets	$81,305

NET ASSETS
$0.01 par value capital stock:
Capital stock	$89
Additional paid-in capital	113,544
Accumulated undistributed income (loss):
Accumulated undistributed net investment loss	(486)
Accumulated undistributed net realized loss on investment transactions	(48,087)
Net unrealized appreciation in value of investments	16,245

Net assets applicable to outstanding units of capital	$81,305

Net asset value per share (net assets divided by shares outstanding):
Class A	$9.24
Class B	$8.85
Class C	$8.98
Class Y	$9.27
Capital shares outstanding:
Class A	6,348
Class B	1,223
Class C	1,146
Class Y	161
Capital shares authorized	350,000

See Notes to Financial Statements

Statement of Operations
      IVY MID CAP GROWTH FUND
      For the Fiscal Year Ended September 30, 2004
      (In Thousands)

INVESTMENT LOSS
Income (Note 1B):
Dividends	$218
Interest and amortization	27

Total income	245

Expenses (Note 2):
Investment management fee	323
Shareholder servicing:
Class A	117
Class B	42
Class C	21
Class Y	1
Distribution fee:
Class A	11
Class B	41
Class C	38
Service fee:
Class A	56
Class B	14
Class C	13
Class Y	2
Accounting and administrative services fees	23
Legal fees	14
Audit fees	11
Custodian fees	4
Other	52

Total	783
Less expenses in excess of voluntary limit (Note 2)	(54)

Total expenses	729

Net investment loss	(484)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	906
Realized net loss on written options	(147)
Realized net gain on purchased options	26

Realized net gain on investments	785

Unrealized appreciation in value of securities during the period	986
Unrealized depreciation in value of written options during the period	(22)

Unrealized appreciation in value of investments during the period	964

Net gain on investments	1,749

Net increase in net assets resulting from operations	$1,265

See Notes to Financial Statements

Statement of Changes in Net Assets
      IVY MID CAP GROWTH FUND
      (In Thousands)

	For the six months ended 9-30-04	For the fiscal year ended 3-31-04

INCREASE IN NET ASSETS
Operations:
Net investment loss	$(484)	$(820)
Realized net gain (loss) on investments	785	(874)
Unrealized appreciation	964	14,284

Net increase in net assets resulting from operations	1,265	12,590

Distributions to shareholders from net investment income (Note 1F):(1)
Class A	-	-
Class B	-	-
Class C	-	-
Class Y	-	-

	-	-

Capital share transactions (Note 5)	7,410	41,350

Total increase	8,675	53,940
NET ASSETS
Beginning of period	72,630	18,690

End of period	$81,305	$72,630

Undistributed net investment loss	$(486)	$(2)

(1)See "Financial Highlights" on pages 109 - 112.

See Notes to Financial Statements

Financial Highlights
      IVY MID CAP GROWTH FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,			For the period from 6-30-00(1) to
	9-30-04		2004	2003	2002	3-31-01

Net asset value, beginning of period	$9.09		$6.67	$8.91	$9.11	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.05)		(0.08)	(0.05)	0.02	0.11
Net realized and unrealized gain (loss) on investments	0.20		2.50	(2.19)	(0.17)	(0.65)

Total from investment operations	0.15		2.42	(2.24)	(0.15)	(0.54)

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)*	(0.05)	(0.06)
Capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.29)

Total distributions	(0.00)		(0.00)	(0.00)	(0.05)	(0.35)

Net asset value, end of period	$9.24		$9.09	$6.67	$8.91	$9.11

Total return(2)	1.65%		36.28%	-25.13%	-1.67%	-5.88%
Net assets, end of period (in millions)	$59		$50	$14	$15	$11
Ratio of expenses to average net assets including voluntary expense waiver	1.65	%(3)	1.84%	1.17%	1.17%	1.01	%(3)
Ratio of net investment income (loss) to average net assets including voluntary expense waiver	-1.04	%(3)	-1.20%	-0.49%	0.34%	1.85	%(3)
Ratio of expenses to average net assets excluding voluntary expense waiver	1.80	%(3)	1.89%	2.02%	1.84%	1.65	%(3)
Ratio of net investment income (loss) to average net assets excluding voluntary expense waiver	-1.19	%(3)	-1.25%	-1.34%	-0.33%	1.21	%(3)
Portfolio turnover rate	15%		24%	36%	39%	110%

*Not shown due to rounding.
(1)Commencement of operations of the class.
(2)Total return calculated without taking into account the sales load deducted on an initial purchase.
(3)Annualized.

See Notes to Financial Statements

Financial Highlights
      IVY MID CAP GROWTH FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,			For the period from 7-6-00(1) to
	9-30-04		2004	2003	2002	3-31-01

Net asset value, beginning of period	$8.75		$6.49	$8.81	$9.07	$10.01

Income (loss) from investment operations:
Net investment income (loss)	(0.11)		(0.17)	(0.14)	(0.09)	0.02
Net realized and unrealized gain (loss) on investments	0.21		2.43	(2.18)	(0.17)	(0.66)

Total from investment operations	0.10		2.26	(2.32)	(0.26)	(0.64)

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)	(0.00)	(0.01)
Capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.29)

Total distributions	(0.00)		(0.00)	(0.00)	(0.00)	(0.30)

Net asset value, end of period	$8.85		$8.75	$6.49	$8.81	$9.07

Total return	1.14%		34.82%	-26.33%	-2.87%	-6.85%
Net assets, end of period (in millions)	$11		$12	$2	$2	$2
Ratio of expenses to average net assets including voluntary expense waiver	2.88	%(2)	3.04%	2.73%	2.49%	2.40	%(2)
Ratio of net investment income (loss) to average net assets including voluntary expense waiver	-2.24	%(2)	-2.37%	-2.05%	-0.95%	0.44	%(2)
Ratio of expenses to average net assets excluding voluntary expense waiver	NA		3.09%	3.58%	3.90%	3.93	%(2)
Ratio of net investment loss to average net assets excluding voluntary expense waiver	NA		-2.43%	-2.90%	-2.37%	-1.09	%(2)
Portfolio turnover rate	15%		24%	36%	39%	110%

(1)Commencement of operations of the class.
(2)Annualized.

See Notes to Financial Statements

Financial Highlights
      IVY MID CAP GROWTH FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,			For the period from 7-3-00(1) to
	9-30-04		2004	2003	2002	3-31-01

Net asset value, beginning of period	$8.86		$6.56	$8.85	$9.08	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.08)		(0.13)	(0.10)	(0.05)	0.04
Net realized and unrealized gain (loss) on investments	0.20		2.43	(2.19)	(0.18)	(0.66)

Total from investment operations	0.12		2.30	(2.29)	(0.23)	(0.62)

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)	(0.00)	(0.01)
Capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.29)

Total distributions	(0.00)		(0.00)	(0.00)	(0.00)	(0.30)

Net asset value, end of period	$8.98		$8.86	$6.56	$8.85	$9.08

Total return	1.36%		35.06%	-25.88%	-2.53%	-6.58%
Net assets, end of period (in millions)	$10		$10	$3	$4	$4
Ratio of expenses to average net assets including voluntary expense waiver	2.35	%(2)	2.59%	2.18%	2.10%	1.99	%(2)
Ratio of net investment income (loss) to average net assets including voluntary expense waiver	-1.76	%(2)	-1.98%	-1.50%	-0.55%	0.84	%(2)
Ratio of expenses to average net assets excluding voluntary expense waiver	2.55	%(2)	2.64%	3.03%	3.30%	3.26	%(2)
Ratio of net investment loss to average net assets excluding voluntary expense waiver	-1.96	%(2)	-2.03%	-2.35%	-1.74%	-0.43	%(2)
Portfolio turnover rate	15%		24%	36%	39%	110%

(1)Commencement of operations of the class.
(2)Annualized.

See Notes to Financial Statements

Financial Highlights
      IVY MID CAP GROWTH FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,			For the period from 7-10-00(1) to
	9-30-04		2004	2003	2002	3-31-01

Net asset value, beginning of period	$9.09		$6.67	$8.91	$9.11	$10.23

Income (loss) from investment operations:
Net investment income (loss)	(0.03)		(0.05)	(0.01)	0.00	0.11
Net realized and unrealized gain (loss) on investments	0.21		2.47	(2.20)	(0.14)	(0.88)

Total from investment operations	0.18		2.42	(2.21)	(0.14)	(0.77)

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.03)	(0.06)	(0.06)
Capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.29)

Total distributions	(0.00)		(0.00)	(0.03)	(0.06)	(0.35)

Net asset value, end of period	$9.27		$9.09	$6.67	$8.91	$9.11

Total return		1.98%	36.28%	-24.86%	-1.52%	-7.97%
Net assets, end of period (in thousands)	$1,494	$1,363		$329	$438	$184
Ratio of expenses to average net assets including voluntary expense waiver	1.25	%(2)	1.72%	0.86%	0.83%	1.03	%(2)
Ratio of net investment income (loss) to average net assets including voluntary expense waiver	-0.62	%(2)	-0.91%	-0.18%	0.50%	1.77	%(2)
Ratio of expenses to average net assets excluding voluntary expense waiver	1.51	%(2)	1.77%	1.71%	1.30%	1.68	%(2)
Ratio of net investment income (loss) to average net assets excluding voluntary expense waiver	-0.88	%(2)	-0.96%	-1.03%	0.03%	1.11	%(2)
Portfolio turnover rate		15%	24%	36%	39%	110%

(1)Commencement of operations of the class.
(2)Annualized.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF IVY MONEY MARKET FUND

Portfolio Highlights

On September 30, 2004, Ivy Money Market Fund had net assets totaling $49,008,469.

As a shareholder of the Fund, for every $100 you had invested on September 30, 2004, your Fund owned:

Corporate Obligations - Notes	$36.83
Corporate Obligations - Commercial Paper	$26.28
Municipal Obligations	$18.22
United States Government Securities	$12.38
Corporate Obligations - Certificates of Deposit	$5.92
Cash and Other Assets, Net of Liabilities	$0.37

The Investments of Ivy Money Market Fund

September 30, 2004
CORPORATE OBLIGATIONS	Principal Amount in Thousands	Value

Certificates of Deposit - 5.92%
Banks
Citibank, N.A.:
1.65%, 11-22-04	$1,200	$1,200,000
1.86%, 12-20-04	1,000	1,000,000
Wells Fargo & Company,
1.76%, 10-20-04	700	700,000

		2,900,000

Commercial Paper
Banks - 2.83%
Bank of America Corporation:
1.49%, 10- 4-04	1,000	999,876
1.73%, 12-13-04	390	388,632

		1,388,508

Capital Equipment - 4.49%
Caterpillar Inc.:
1.75%, 10- 4-04	1,200	1,199,825
1.71%, 10-15-04	1,000	999,335

		2,199,160

Finance Companies - 4.68%
Ciesco, LLC:
1.55%, 10-5-04	500	499,914
1.72%, 11-8-04	600	598,911
1.79%, 11-16-04	1,200	1,197,255

		2,296,080

Food and Related - 4.58%
Archer Daniels Midland Company,
1.77%, 10-19-04	500	499,557
Golden Peanut Co.:
1.81%, 11-24-04	750	747,964
1.85%, 12-8-04	500	498,253
McCormick & Co. Inc.,
1.81%, 11-23-04	500	498,668

		2,244,442

Household - General Products - 0.51%
Fortune Brands Inc.,
1.59%, 10-18-04	250	249,812

Multiple Industry - 1.02%
General Electric Capital Corporation,
1.8%, 12-8-04	500	498,300

Retail - General Merchandise - 0.61%
Wal-Mart Stores, Inc.,
1.75%, 10-5-04	300	299,942

Security and Commodity Brokers - 5.52%
Prudential Funding Corp.,
1.71%, 10-18-04	2,300	2,298,143
UBS Finance Delaware LLC,
1.88%, 10-1-04	407	407,000

		2,705,143

Utilities - Telephone - 2.04%
BellSouth Corporation,
1.77%, 10-25-04	1,000	998,820

Total Commercial Paper - 26.28%		12,880,207

Notes
Banks - 8.63%
Bank of America Corporation,
1.91%, 11-13-04	1,000	1,001,363
NationsBanc Corp.,
6.875%, 2-15-05	1,500	1,530,224
Wells Fargo & Company:
1.69%, 10- 4-04	500	500,000
1.73%, 10-15-04	1,200	1,200,000

		4,231,587

Business Equipment and Services - 1.90%
Playworld Systems Incorporated (Wachovia Bank, N.A.),
1.91%, 10-6-04	930	930,000

Electrical Equipment - 0.43%
Emerson Electric Co.,
7.875%, 6-1-05	205	212,722

Health Care - Drugs - 6.88%
Merck & Co., Inc.,
4.484%, 2-22-05 (A)	1,900	1,923,763
Pfizer Inc.,
1.7475%, 10-7-04	1,450	1,450,000

		3,373,763

Health Care - General - 2.04%
ACTS Retirement - Life Communities, Inc., Variable Rate Demand Bonds, Series 2003A,
1.84%, 10-7-04	1,000	1,000,000

Hospital Supply and Management - 0.81%
Autumn House at Powder Mill, Inc. (Suntrust Bank),
1.85%, 10-7-04	150	150,000
Meriter Management Services, Inc. (U.S. Bank Milwaukee, National Association),
1.8%, 10-6-04	245	245,000

		395,000

Household - General Products - 2.55%
Procter & Gamble Company (The),
1.83%, 10-7-04	1,250	1,250,000

Insurance - Property and Casualty - 2.04%
MBIA Global Funding, LLC (MBIA Insurance Corporation),
1.8%, 10-29-04	1,000	1,000,000

Multiple Industry - 2.07%
General Electric Capital Corporation,
6.5%, 1-25-05	1,000	1,015,845

Publishing - 1.66%
Gannett Co., Inc.,
4.95%, 4-1-05	800	811,544

Retail - General Merchandise - 3.50%
Target Corporation,
7.5%, 2-15-05	600	613,560
Wal-Mart Stores, Inc.,
1.6975%, 11-22-04	1,100	1,100,166

		1,713,726

Trucking and Shipping - 1.11%
Volpe Family Partnership, L.P. (Wachovia Bank, N.A.),
1.89%, 10-7-04	545	545,000

Utilities - Telephone - 3.21%
BellSouth Corporation,
4.119%, 4-26-05 (A)	1,100	1,115,478
SBC Communications Inc.,
4.206%, 6-5-05 (A)	450	456,008

		1,571,486

Total Notes - 36.83%		18,050,673

TOTAL CORPORATE OBLIGATIONS - 69.03%		$33,830,880

(Cost: $33,830,880)

MUNICIPAL OBLIGATIONS

California - 8.11%
California Pollution Control Financing Authority, Environmental Improvement Revenue Bonds:
Air Products and Chemicals, Inc./Wilmington Facility, Taxable Series 1997A,
1.62%, 10-7-04	1,800	1,800,000
Air Products Manufacturing Corporation, Taxable Series 1997A,
1.62%, 10-7-04	600	600,000
County of Sacramento, Taxable Pension Funding Bonds, Series 1995B (Bayerische Landesbank Girozentrale, New York Branch),
1.83%, 10-6-04	1,575	1,575,000

		3,975,000

Florida - 1.02%
University of South Florida Research Foundation, Incorporated, Variable Rate Demand Revenue Bonds,
Multi-Tenant Office Building Project, Taxable Series 2004C (Bank of America, N.A.),
1.8%, 10-6-04	500	500,000

Maryland - 2.87%
Mayor and City Council of Baltimore (City of Baltimore, Maryland), General Obligation Bonds, Consolidated Public Improvement Bonds:
Series 2003D (Variable Rate Demand/Taxable),
1.8%, 10-7-04	905	905,000
Series 2003C (Variable Rate Demand/Taxable),
1.8%, 10-7-04	500	500,000

		1,405,000

New York - 0.66%
The City of New York, General Obligation Bonds, Fiscal 1995 Series B, Taxable Adjustable Rate Bonds (Bayerische Landesbank Girozentrale, New York Branch),
1.76%, 12-1-04	325	325,000

Texas - 4.28%
Gulf Coast Waste Disposal Authority, Pollution Control Revenue Bonds (Amoco Oil Company Project), Taxable Series 1995:
1.57%, 10- 4-04	1,500	1,500,000
1.7%, 11-9-04	600	600,000

		2,100,000

Washington - 1.28%
Washington State Housing Finance Commission:
Taxable Variable Rate Demand Multifamily Revenue Bonds:
Springfield Meadows Apartments Project, Series 2001B (U.S. Bank, National Association),
1.93%, 10- 4-04	240	240,000
Brittany Park Project, Series 1996B (U.S. Bank of Washington, National Association),
1.74%, 10-7-04	95	95,000
Taxable Variable Rate Demand Nonprofit Revenue Bonds, Virginia Mason Research Center Project, Series 1997B (U.S. Bank, National Association),
1.89%, 10-7-04	290	290,000

		625,000

TOTAL MUNICIPAL OBLIGATIONS - 18.22%		$8,930,000

(Cost: $8,930,000)

UNITED STATES GOVERNMENT SECURITIES

Federal Home Loan Bank:
1.3%, 2-23-05	300	300,000
1.47%, 3-1-05	1,000	1,000,000
1.3%, 4-27-05	1,500	1,500,000
1.35%, 4-29-05	800	800,000
1.555%, 5-3-05	750	750,000
Overseas Private Investment Corporation:
1.82%, 10-6-04	1,287	1,287,000
1.86%, 10-6-04	430	430,233

TOTAL UNITED STATES GOVERNMENT SECURITIES - 12.38%		$6,067,233

(Cost: $6,067,233)

TOTAL INVESTMENT SECURITIES - 99.63%		$48,828,113

(Cost: $48,828,113)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.37%		180,356

NET ASSETS - 100.00%		$49,008,469

Notes to Schedule of Investments
(A)
Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the total value of these securities amounted to $3,495,249 or 7.13% of net assets.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      IVY MONEY MARKET FUND
      September 30, 2004
      (In Thousands, Except fot Per Share Amounts)

ASSETS
Investment securities - at value (cost - $48,828) (Notes 1 and 3)	$48,828
Cash	256
Receivables:
Interest	229
Fund shares sold	42
Prepaid and other assets	63

Total assets	49,418

LIABILITIES
Payable to Fund shareholders	381
Accrued shareholder servicing (Note 2)	22
Accrued accounting and administrative services fees (Note 2)	2
Accrued management fee (Note 2)	1
Dividends payable	4

Total liabilities	410

Total net assets	$49,008

NET ASSETS
$0.01 par value capital stock:
Capital stock	$490
Additional paid-in capital	48,518

Net assets applicable to outstanding units of capital	$49,008

Net asset value per share (net assets divided by shares outstanding):
Class A	$1.00
Class B	$1.00
Class C	$1.00
Capital shares outstanding:
Class A	42,503
Class B	1,784
Class C	4,721
Capital shares authorized	300,000

See Notes to Financial Statements

Statement of Operations
      IVY MONEY MARKET FUND
      For the Fiscal Year Ended September 30, 2004
      (In Thousands)

INVESTMENT INCOME
Interest and amortization (Note 1B)	$334

Expenses (Note 2):
Shareholder servicing:
Class A	99
Class B	2
Class C	6
Investment management fee	102
Registration fees	28
Distribution fee:
Class B	6
Class C	19
Accounting and administrative services fees	18
Legal fees	11
Audit fees	10
Service fee:
Class B	2
Class C	6
Custodian fees	5
Other	15

Total	329
Less expenses in excess of voluntary waiver of (Note 2):
Class A shareholder servicing	(62)
Class B service and distribution fees	(5)
Class C service and distribution fees	(17)

Total expenses	245

Net investment income	89

Net increase in net assets resulting from operations	$89

See Notes to Financial Statements

Statement of Changes in Net Assets
      IVY MONEY MARKET FUND
      (In Thousands)

	For the six months ended 9-30-04	For the fiscal year ended 3-31-04

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$89	$116

Net increase in net assets resulting from operations	89	116

Distributions to shareholders from net investment income (Note 1F):(1)
Class A	(89)	(114)
Class B	- *	- *
Class C	- *	(2)

	(89)	(116)

Capital share transactions (Note 5)	(3,272)	30,964

Total increase (decrease)	(3,272)	30,964
NET ASSETS
Beginning of period	52,280	21,316

End of period	$49,008	$52,280

Undistributed net investment income	$-	$-

*Not shown due to rounding.
(1)See "Financial Highlights" on pages 123 - 125.

See Notes to Financial Statements

Financial Highlights
      IVY MONEY MARKET FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended	For the fiscal year ended March 31,			For the period from 6-30-00(1) to
	9-30-04	2004	2003	2002	3-31-01

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0021	0.0061	0.0124	0.0259	0.0413
Less dividends declared	(0.0021)	(0.0061)	(0.0124)	(0.0259)	(0.0413)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.20%	0.62%	1.25%	2.70%	4.11%
Net assets, end of period (in millions)	$43	$45	$10	$5	$5
Ratio of expenses to average net assets including voluntary expense waiver	0.91%(2)	0.67%	0.52%	0.81%	0.92%(2)
Ratio of net investment income to average net assets including voluntary expense waiver	0.40%(2)	0.48%	1.26%	2.60%	5.49%(2)
Ratio of expenses to average net assets excluding voluntary expense waiver	1.19%(2)	0.87%	0.92%	1.03%	1.18%(2)
Ratio of net investment income to average net assets excluding voluntary expense waiver	0.12%(2)	0.28%	0.86%	2.38%	5.23%(2)

(1)Commencement of operations of the class.
(2)Annualized.

See Notes to Financial Statements

Financial Highlights
      IVY MONEY MARKET FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended	For the fiscal year ended March 31,			For the period from 7-12-00(1) to
	9-30-04	2004	2003	2002	3-31-01

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 *	0.0002	0.0015	0.0147	0.0299
Less dividends declared	(0.0000)*	(0.0002)	(0.0015)	(0.0147)	(0.0299)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.01%	0.02%	0.16%	1.55%	2.97%
Net assets, end of period (in thousands)	$1,784	$1,225	$1,188	$578	$431
Ratio of expenses to average net assets including voluntary expense waiver	1.33%(2)	1.14%	1.59%	1.88%	2.29%(2)
Ratio of net investment income to average net assets including voluntary expense waiver	0.01%(2)	0.02%	0.14%	1.33%	4.05%(2)
Ratio of expenses to average net assets excluding voluntary expense waiver	1.94%(2)	1.34%	2.06%	2.39%	2.94%(2)
Ratio of net investment income (loss) to average net assets excluding voluntary expense waiver	-0.60%(2)	-0.18%	-0.33%	0.82%	3.41%(2)

*Not shown due to rounding.
(1)Commencement of operations of the class.
(2)Annualized.

See Notes to Financial Statements

Financial Highlights
      IVY MONEY MARKET FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended	For the fiscal year ended March 31,			For the period from 7-3-00(1) to
	9-30-04	2004	2003	2002	3-31-01

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 *	0.0002	0.0019	0.0157	0.0332
Less dividends declared	(0.0000)*	(0.0002)	(0.0019)	(0.0157)	(0.0332)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.01%	0.02%	0.20%	1.63%	3.32%
Net assets, end of period (in millions)	$5	$6	$10	$7	$10
Ratio of expenses to average net assets including voluntaryexpense waiver	1.31%(2)	1.16%	1.56%	1.81%	1.98%(2)
Ratio of net investment income to average net assets including voluntary expense waiver	0.01%(2)	0.03%	0.18%	1.58%	4.34%(2)
Ratio of expenses to average net assets excluding voluntary expense waiver	1.97%(2)	1.35%	1.99%	2.31%	2.54%(2)
Ratio of net investment income (loss) to average net assets excluding voluntary expense waiver	-0.66%(2)	-0.17%	-0.25%	1.08%	3.78%(2)

*Not shown due to rounding.
(1)Commencement of operations of the class.
(2)Annualized.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF IVY MUNICIPAL BOND FUND

Portfolio Highlights

On September 30, 2004, Ivy Municipal Bond Fund had net assets totaling $25,973,373 invested in a diversified portfolio.

As a shareholder of the Fund, for every $100 you had invested on September 30, 2004, your Fund owned:

Education Revenue Bonds	$13.48
City and County General Obligation Bonds	$13.00
Housing Revenue Bonds	$8.93
Other Municipal Bonds	$8.56
Sales Revenue Bonds	$8.27
School General Obligation Bonds	$7.05
Hospital Revenue Bonds	$6.83
Airport Revenue Bonds	$6.65
Transportation Revenue Bonds	$6.43
Public Power Revenue Bonds	$6.10
Special Tax Bonds	$5.93
Lease/Certificate of Participation Bonds	$4.51
Cash and Cash Equivalents	$2.14
Water and Sewer Revenue Bonds	$2.12

On September 30, 2004, the breakdown of bonds (by ratings) held by the Fund was as follows:

AAA	57.21%
AA	14.91%
A	8.84%
BBB	11.75%
Non-rated	5.15%
Cash and Cash Equivalents	2.14%

2004 TAX YEAR TAXABLE EQUIVALENT YIELDS(1)
If your Taxable Income is:						Your Marginal Tax	Equivalent Tax Free Yields
Joint Return			Single Return			Bracket Is	3%	4%	5%	6%

$0	-	14,300	$0	-	7,150	10%	3.33%	4.44%	5.56%	6.67%
$14,301	-	58,100	$7,151	-	29,050	15%	3.53%	4.71%	5.88%	7.06%
$58,101	-	117,250	$29,051	-	70,350	25%	4.00%	5.33%	6.67%	8.00%
$117,251	-	178,650	$70,351	-	146,750	28%	4.17%	5.56%	6.94%	8.33%
$178,651	-	319,100	$146,751	-	319,100	33%	4.48%	5.97%	7.46%	8.96%
$319,101 and above			$319,101 and above			35%	4.62%	6.15%	7.69%	9.23%

(1)Table is for illustration only and does not represent the actual performance of Ivy Municipal Bond Fund.

The Investments of Ivy Municipal Bond Fund

September 30, 2004
MUNICIPAL BONDS	Principal Amount in Thousands	Value

Arizona - 2.49%
The Industrial Development Authority of the City of Phoenix, Arizona, Single Family Mortgage Revenue Bonds, Series 2002-1A,
6.2%, 3-1-34	$365	$394,496
City of Bullhead City, Arizona, Bullhead Parkway Improvement District, Improvement Bonds,
6.1%, 1-1-13	250	253,435

		647,931

California - 7.85%
San Mateo County Community College District (County of San Mateo, California), 2002 General Obligation Bonds (Election of 2001), Series A (Current Interest Bonds),
5.375%, 9-1-15	500	567,195
Trustees of the California State University Systemwide Revenue Bonds, Series 2002A,
5.5%, 11-1-15	250	283,573
Moreno Valley Unified School District, General Obligation Bonds, 2004 Election, Series A (Riverside County, California),
5.25%, 8-1-22	240	259,896
State of California Various Purpose General Obligation Bonds,
5.0%, 2-1-22	245	255,555
State of California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A,
5.5%, 5-1-08	215	238,226
State of California, Economic Recovery Bonds, Series 2004B,
5.0%, 7-1-23	200	217,884
Riverside Community College District, Riverside County, California, Election of 2004, General Obligation Bonds, Series 2004A,
5.5%, 8-1-29	200	216,218

		2,038,547

Colorado - 4.01%
City of Aspen, Colorado, Sales Tax Revenue Bonds, Series 1999,
5.25%, 11-1-15	500	536,005
El Paso County School District No. 12 - Cheyenne Mountain, El Paso County, Colorado, General Obligation Refunding Bonds, Series 2002,
0.0%, 9-15-12	685	504,783

		1,040,788

Florida - 5.37%
School District of Hillsborough County, Florida, Sales Tax Revenue Bonds, Series 2002,
5.375%, 10-1-13	500	559,320
Polk County, Florida, Capital Improvement and Refunding Revenue Bonds, Series 2002,
5.25%, 12-1-09	500	557,645
City of Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Series 2003,
5.25%, 10-1-19	250	278,593

		1,395,558

Georgia - 0.90%
Hospital Authority of Cobb County (Georgia), Revenue Anticipation Refunding and Improvement Certificates, Series 2003,
5.25%, 4-1-20	210	233,132

Illinois - 7.70%
Village of Bedford Park, Cook County, Illinois, Water Revenue Bonds, Series 2000A,
6.0%, 12-15-12	955	1,102,834
Bloomington-Normal Airport Authority of McLean County, Illinois, Central Illinois Regional Airport, Passenger Facility Charge Revenue Bonds, Series 2001,
6.05%, 12-15-19	645	623,805
City of Chicago, General Obligation Bonds, Project and Refunding, Series 2004A,
5.25%, 1-1-21	250	273,115

		1,999,754

Indiana - 7.85%
New Albany-Floyd County School Building Corporation, First Mortgage Bonds, Series 2002 (Floyd County, Indiana),
5.75%, 7-15-17	675	768,231
Ball State University Board of Trustees, Ball State University Student Fee Bonds, Series K,
5.75%, 7-1-18	500	565,220
East Chicago Elementary School Building Corporation (Lake County, Indiana), First Mortgage Bonds, Series 1993A,
5.5%, 1-15-16	375	381,454
Dyer (Indiana) Redevelopment Authority, Economic Development Lease Rental Bonds, Series 1999,
6.5%, 1-15-24	300	324,042

		2,038,947

Kansas - 5.11%
Sedgwick County, Kansas and Shawnee County, Kansas, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program):
2002 Series A-5,
5.55%, 12-1-33	500	530,435
2003 Series A-2,
4.0%, 6-1-35	395	425,798
2001 Series A-1 (AMT),
6.3%, 12-1-32	345	371,558

		1,327,791

Louisiana - 3.17%
State of Louisiana, Gasoline and Fuels Tax Revenue Bonds, 2002 Series A,
5.25%, 6-1-13	500	559,005
Louisiana Local Government Environmental Facilities and Community Development Authority, Mortgage Revenue Bonds, Series 2004A (GNMA Collateralized - Cypress Apartments Project),
5.5%, 4-20-38	250	265,402

		824,407

Maryland - 2.11%
Maryland Transportation Authority, Airport Parking Revenue Bonds, Series 2002B, Baltimore/Washington International Airport Projects (Qualified Airport Bonds - AMT),
5.375%, 3-1-15	500	548,750

Massachusetts - 0.85%
Massachusetts Bay Transportation Authority, Assessment Bonds, 2004 Series A,
5.25%, 7-1-20	200	220,328

Michigan - 1.74%
City of Detroit, Michigan, General Obligation Bonds (Unlimited Tax), Series 2004-A(1),
5.25%, 4-1-23	420	452,516

Minnesota - 4.88%
City of Perham, Minnesota, General Obligation Disposal System Revenue Bonds, Series 2001,
6.0%, 5-1-22	500	533,165
City of Victoria, Minnesota, Private School Facility Revenue Bonds (Holy Family Catholic High School Project), Series 1999A,
5.6%, 9-1-19	400	400,996
City of Minneapolis, Minnesota, General Obligation Convention Center Bonds, Series 2002,
5.0%, 12-1-10	300	333,483

		1,267,644

Missouri - 5.19%
The City of St. Louis, Missouri, Airport Revenue Bonds, Series 2001A (Airport Development Program),
5.0%, 7-1-11	500	555,745
City of Kearney, Missouri, General Obligation Bonds, Series 2001,
5.5%, 3-1-16	350	389,207
The Industrial Development Authority of the City of Kansas City, Missouri, Revenue Bonds, Series 2004 (Plaza Library Project),
5.9%, 3-1-24	200	201,566
City of Belton, Missouri, Tax Increment Revenue Bonds (Belton Town Centre Project), Series 2004,
6.25%, 3-1-24	200	200,832

		1,347,350

Nebraska - 1.86%
Nebraska Higher Education Loan Program, Inc., Senior Subordinate Bonds, 1993-2, Series A-5A,
6.2%, 6-1-13	450	483,930

Nevada - 1.08%
Carson City, Nevada Hospital Revenue Bonds (Carson-Tahoe Hospital Project), Series 2002,
6.0%, 9-1-15	255	281,097

New Jersey - 2.32%
New Jersey Transportation Trust Fund Authority, Transportation System Bonds, 2004 Series B,
5.25%, 12-15-11	300	337,791
New Jersey Economic Development Authority, School Facilities Construction Bonds, 2004 Series I,
5.25%, 9-1-24	250	264,022

		601,813

New York - 11.74%
The City of New York, General Obligation Bonds:
Fiscal 2003 Series A Current Interest Bonds,
5.5%, 8-1-10	500	558,935
Fiscal 2004 Series E,
5.25%, 8-1-09	250	274,950
The Port Authority of New York and New Jersey, Consolidated Bonds, One Hundred Twenty-Seventh Series,
5.5%, 12-15-14	500	557,835
Dormitory Authority of the State of New York, Third General Resolution Revenue Bonds (State University Educational Facilities Issue), Series 2002B,
5.25%, 11-15-23	500	554,130
New York State Thruway Authority, State Personal Income Tax Revenue Bonds (Transportation), Series 2002A,
5.25%, 3-15-10	500	552,940
New York City, Municipal Water Finance Authority, Water and Sewer System Revenue Bonds, Fiscal 2003 Series D,
5.0%, 6-15-09	500	549,905

		3,048,695

Oklahoma - 1.55%
Tulsa Public Facilities Authority (Oklahoma), Assembly Center Lease Payment Revenue Bonds, Refunding Series 1985,
6.6%, 7-1-14	335	402,777

Pennsylvania - 3.50%
The School District of Philadelphia, Pennsylvania, General Obligation Bonds, Series A of 2002,
5.5%, 2-1-18	500	572,760
Schuylkill County Industrial Development Authority, Variable Rate Demand Revenue Bonds (Pine Grove Landfill, Inc. Project), 1995 Series,
5.1%, 10-1-19	320	335,270

		908,030

Rhode Island - 2.87%
Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds, St. Joseph Health Services of Rhode Island Issue, Series 1999,
5.4%, 10-1-09	725	745,061

South Carolina - 2.13%
South Carolina Public Service Authority, Santee Cooper, Revenue Obligations, 2002 Refunding Series D,
5.0%, 1-1-10	500	552,465

Texas - 4.33%
Lufkin Health Facilities Development Corporation, Health System Revenue and Refunding Bonds (Memorial Health System of East Texas), Series 1995,
6.875%, 2-15-26	490	515,456
Texas Department of Housing and Community Affairs, Single Family Mortgage Revenue Bonds, 1997 Series D (AMT) TEAMS Structure,
5.7%, 9-1-29	320	331,296
Pflugerville Independent School District (Travis County, Texas), Unlimited Tax School Building Bonds, Series 2001,
5.5%, 8-15-19	250	277,355

		1,124,107

Virginia - 2.16%
City of Chesapeake, Virginia, General Obligation Public Improvement and Refunding Bonds, Series of 2001,
5.5%, 12-1-17	500	560,775

Washington - 3.06%
Energy Northwest:
Project No. 1 Refunding Electric Revenue Bonds, Series 2002-A,
5.75%, 7-1-16	500	571,290
Columbia Generating Station Electric Revenue Refunding Bonds, Series 2004-A,
5.25%, 7-1-10	200	223,218

		794,508

Wyoming - 2.04%
Wyoming Student Loan Corporation, Student Loan Revenue Refunding Bonds, Series 1999A (Non-AMT),
6.2%, 6-1-24	500	529,980

TOTAL MUNICIPAL BONDS - 97.86%		$25,416,681

(Cost: $24,264,621)

TOTAL SHORT-TERM SECURITIES - 2.56%		$666,000

(Cost: $666,000)

TOTAL INVESTMENT SECURITIES - 100.42%		$26,082,681

(Cost: $24,930,621)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.42%)		(109,308)

NET ASSETS - 100.00%		$25,973,373

Notes to Schedule of Investments
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      IVY MUNICIPAL BOND FUND
      September 30, 2004
      (In Thousands, Except fot Per Share Amounts)

ASSETS
Investment securities - at value (cost - $24,931) (Notes 1 and 3)	$26,083
Cash	1
Receivables:
Interest	332
Fund shares sold	19
Prepaid and other assets	26

Total assets	26,461

LIABILITIES
Payable for investment securities purchased	339
Payable to Fund shareholders	132
Accrued shareholder servicing (Note 2)	5
Dividends payable	5
Accrued accounting and administrative services fees (Note 2)	2
Accrued distribution and service fees (Note 2)	1
Other	4

Total liabilities	488

Total net assets	$25,973

NET ASSETS
$0.01 par value capital stock:
Capital stock	$23
Additional paid-in capital	25,404
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	9
Accumulated undistributed net realized loss on investment transactions	(615)
Net unrealized appreciation in value of investments	1,152

Net assets applicable to outstanding units of capital	$25,973

Net asset value per share (net assets divided by shares outstanding):
Class A	$11.29
Class B	$11.29
Class C	$11.29
Class Y	$11.29
Capital shares outstanding:
Class A	444
Class B	86
Class C	1,766
Class Y	4
Capital shares authorized	200,000

See Notes to Financial Statements

Statement of Operations
      IVY MUNICIPAL BOND FUND
      For the Fiscal Year Ended September 30, 2004
      (In Thousands)

INVESTMENT INCOME
Interest and amortization (Note 1B)	$553

Expenses (Note 2):
Distribution fee:
Class A	1
Class B	4
Class C	72
Investment management fee	65
Service fee:
Class A	4
Class B	1
Class C	24
Class Y	- *
Shareholder servicing:
Class A	3
Class B	1
Class C	20
Class Y	- *
Registration fees	20
Audit fees	10
Accounting and administrative services fees	8
Legal fees	4
Custodian fees	2
Other	2

Total	241
Less voluntary waiver of investment management fee (Note 2)	(48)

Total expenses	193

Net investment income	360

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on investments	24
Unrealized depreciation in value of investments during the period	(68)

Net loss on investments	(44)

Net increase in net assets resulting from operations	$316

*Not shown due to rounding.

See Notes to Financial Statements

Statement of Changes in Net Assets
      IVY MUNICIPAL BOND FUND
      (In Thousands)

	For the six months ended 9-30-04	For the fiscal year ended 3-31-04

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$360	$702
Realized net gain on investments	24	268
Unrealized appreciation (depreciation)	(68)	208

Net increase in net assets resulting from operations	316	1,178

Distributions to shareholders from net investment income (Note 1F):(1)
Class A	(81)	(123)
Class B	(14)	(19)
Class C	(276)	(554)
Class Y	- *	- *

	(371)	(696)

Capital share transactions (Note 5)	698	(2,997)

Total increase (decrease)	643	(2,515)
NET ASSETS
Beginning of period	25,330	27,845

End of period	$25,973	$25,330

Undistributed net investment income	$9	$20

*Not shown due to rounding.
(1)See "Financial Highlights" on pages 138 - 141.

See Notes to Financial Statements

Financial Highlights
      IVY MUNICIPAL BOND FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,			For the period from 9-15-00(1) to
	9-30-04		2004	2003	2002	3-31-01

Net asset value, beginning of period	$11.31		$11.10	$10.61	$10.52	$10.33

Income (loss) from investment operations:
Net investment income	0.20		0.37	0.42	0.47	0.26
Net realized and unrealized gain (loss) on investments	(0.01)		0.21	0.49	0.09	0.19

Total from investment operations	0.19		0.58	0.91	0.56	0.45

Less distributions from:
Net investment income	(0.21)		(0.37)	(0.42)	(0.47)	(0.26)
Capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.21)		(0.37)	(0.42)	(0.47)	(0.26)

Net asset value, end of period	$11.29		$11.31	$11.10	$10.61	$10.52

Total return(2)	1.70%		5.36%	8.71%	5.38%	4.32%
Net assets, end of period (in millions)	$5		$4	$3	$2	$1
Ratio of expenses to average net assets including voluntary expense waiver	0.87	%(3)	1.25%	1.15%	1.17%	1.21	%(3)
Ratio of net investment income to average net assets including voluntary expense waiver	3.61	%(3)	3.35%	3.79%	4.37%	4.69	%(3)
Ratio of expenses to average net assets excluding voluntary expense waiver	1.26	%(3)	-	-	-	-
Ratio of net investment income to average net assets excluding voluntary expense waiver	3.22	%(3)	-	-	-	-
Portfolio turnover rate	9%		11%	40%	36%	35	%(4)
(1)Commencement of operations of the class.
(2)Total return calculated without taking into account the sales load deducted on an initial purchase.
(3)Annualized.
(4)For the fiscal year ended March 31, 2001.

See Notes to Financial Statements

Financial Highlights
      IVY MUNICIPAL BOND FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,			For the period from 8-8-00(1) to
	9-30-04		2004	2003	2002	3-31-01

Net asset value, beginning of period	$11.31		$11.10	$10.61	$10.52	$10.26

Income (loss) from investment operations:
Net investment income	0.16		0.28	0.33	0.32	0.22
Net realized and unrealized gain (loss) on investments	(0.02)		0.21	0.49	0.09	0.26

Total from investment operations	0.14		0.49	0.82	0.41	0.48

Less distributions from:
Net investment income	(0.16)		(0.28)	(0.33)	(0.32)	(0.22)
Capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.16)		(0.28)	(0.33)	(0.32)	(0.22)

Net asset value, end of period	$11.29		$11.31	$11.10	$10.61	$10.52

Total return	1.28%		4.50%	7.81%	3.97%	4.66%
Net assets, end of period (in thousands)	$971		$863	$532	$120	$37
Ratio of expenses to average net assets including voluntary expense waiver	1.70	%(2)	2.06%	1.96%	2.44%	2.82	%(2)
Ratio of net investment income to average net assets assets including voluntary expense waiver	2.79	%(2)	2.54%	2.98%	3.09%	3.11	%(2)
Ratio of expenses to average net assets excluding voluntary expense waiver	2.09	%(2)	-	-	-	-
Ratio of net investment income to average net assets excluding voluntary expense waiver	2.40	%(2)	-	-	-	-
Portfolio turnover rate	9%		11%	40%	36%	35	% (3)

(1)Commencement of operations of the class.
(2)Annualized.
(3)For the fiscal year ended March 31, 2001.

See Notes to Financial Statements

Financial Highlights
      IVY MUNICIPAL BOND FUND
      Class C Shares(1)
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,
	9-30-04		2004	2003	2002	2001	2000

Net asset value, beginning of period	$11.31		$11.10	$10.61	$10.52	$10.11	$11.24

Income (loss) from investment operations:
Net investment income	0.15		0.28	0.32	0.37	0.40	0.42
Net realized and unrealized gain (loss) on investments	(0.01)		0.21	0.49	0.09	0.41	(1.11)

Total from investment operations	0.14		0.49	0.81	0.46	0.81	(0.69)

Less distributions from:
Net investment income	(0.16)		(0.28)	(0.32)	(0.37)	(0.40)	(0.42)
Capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)	(0.02)

Total distributions	(0.16)		(0.28)	(0.32)	(0.37)	(0.40)	(0.44)

Net asset value, end of period	$11.29		$11.31	$11.10	$10.61	$10.52	$10.11

Total return	1.27%		4.45%	7.75%	4.40%	8.22%	-6.21%
Net assets, end of period (in millions)	$20		$20	$25	$24	$26	$28
Ratio of expenses to average net assets including voluntary expense waiver	1.73	%(2)	2.10%	2.03%	2.13%	2.13%	1.98%
Ratio of net investment income to average net assets including voluntary expense waiver	2.77	%(2)	2.50%	2.95%	3.44%	3.94%	3.94%
Ratio of expenses to average net assets excluding voluntary expense waiver	2.12	%(2)	-	-	-	-	-
Ratio of net investment income to average net assets excluding voluntary expense waiver	2.38	%(2)	-	-	-	-	-
Portfolio turnover rate	9%		11%	40%	36%	35%	17%

(1)See Note 5.
(2)Annualized.

See Notes to Financial Statements

Financial Highlights
      IVY MUNICIPAL BOND FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,
	9-30-04		2004	2003	2002	2001	2000

Net asset value, beginning of period	$11.31		$11.10	$10.61	$10.52	$10.11	$11.24

Income (loss) from investment operations:
Net investment income	0.19		0.35	0.40	0.44	0.47	0.48
Net realized and unrealized gain (loss) on investments	(0.01)		0.21	0.49	0.09	0.41	(1.11)

Total from investment operations	0.18		0.56	0.89	0.53	0.88	(0.63)

Less distributions from:
Net investment income	(0.20)		(0.35)	(0.40)	(0.44)	(0.47)	(0.48)
Capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)	(0.02)

Total distributions	(0.20)		(0.35)	(0.40)	(0.44)	(0.47)	(0.50)

Net asset value, end of period	$11.29		$11.31	$11.10	$10.61	$10.52	$10.11

Total return	1.61%		5.13%	8.52%	5.10%	9.04%	-5.69%
Net assets, end of period (in thousands)	$48		$5	$4	$2	$2	$2
Ratio of expenses to average net assets including voluntary expense waiver	1.06	%(1)	1.44%	1.33%	1.44%	1.47%	1.40%
Ratio of net investment income to average net assets including voluntary expense waiver	3.47	%(1)	3.14%	3.64%	4.09%	4.61%	4.52%
Ratio of expenses to average net assets excluding voluntary expense waiver	1.46	%(1)	-	-	-	-	-
Ratio of net investment income to average net assets excluding voluntary expense waiver	3.07	%(1)	-	-	-	-	-
Portfolio turnover rate	9%		11%	40%	36%	35%	17%

(1)Annualized.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF IVY SCIENCE AND TECHNOLOGY FUND

Portfolio Highlights

On September 30, 2004, Science and Technology Fund had net assets totaling $152,412,410 invested in a diversified portfolio of:

91.01%	Common Stocks
8.99%	Cash and Cash Equivalents

As a shareholder of the Fund, for every $100 you had invested on September 30, 2004, your Fund owned:

Health Care Stocks	$32.31
Technology Stocks	$29.27
Multi-Industry Stocks	$11.01
Business Equipment and Services Stocks	$9.77
Cash and Cash Equivalents	$8.99
Miscellaneous Stocks	$5.58
Consumer Durables Stocks	$3.07

The Investments of Ivy Science and Technology Fund

September 30, 2004
COMMON STOCKS	Shares	Value

Broadcasting - 2.00%
XM Satellite Radio Holdings Inc., Class A*	98,100	$3,044,043

Business Equipment and Services - 8.27%
CheckFree Corporation*	145,800	4,028,454
Euronet Worldwide, Inc.*	160,600	3,007,235
First Data Corporation	120,900	5,259,150
SI International, Inc.*	13,900	304,549

		12,599,388

Communications Equipment - 4.51%
Cisco Systems, Inc.*	70,600	1,274,683
Foundry Networks, Inc.*	52,700	500,386
NETGEAR, Inc.*	77,900	952,717
Nokia Corporation, Series A, ADR	126,200	1,731,464
Scientific-Atlanta, Inc.	93,200	2,415,744

		6,874,994

Computers - Micro - 1.55%
Dell Inc.*	66,300	2,356,965

Computers - Peripherals - 11.99%
Amdocs Limited*	116,990	2,553,892
Check Point Software Technologies Ltd.*	84,000	1,425,900
Computer Associates International, Inc.	58,600	1,541,180
EMC Corporation*	321,800	3,713,572
Hypercom Corporation*	119,900	884,862
Macromedia, Inc.*	32,500	652,438
Microsoft Corporation	121,700	3,364,397
Oracle Corporation*	101,100	1,141,925
Symbol Technologies, Inc.	237,515	3,002,190

		18,280,356

Consumer Electronics - 3.07%
Garmin Ltd.	108,200	4,679,109

Electronic Components - 11.22%
Amphenol Corporation, Class A*	64,200	2,199,492
Analog Devices, Inc.	32,700	1,268,106
Cherokee International Corporation*	70,200	578,448
Mediatek Incorporation	198,498	1,331,810
Microchip Technology Incorporated	143,800	3,853,121
Motorola, Inc.	87,300	1,574,892
Samsung Electronics Co., Ltd. (A)	13,100	5,210,421
United Microelectronics Corporation*	321,328	1,086,089

		17,102,379

Health Care - Drugs - 13.13%
Alcon, Inc.	81,450	6,532,290
Amgen Inc.*	46,400	2,635,288
Corgentech Inc.*	42,500	724,837
Forest Laboratories, Inc.*	48,800	2,195,024
Genzyme Corporation*	81,300	4,416,622
IVAX Corporation*	182,962	3,503,722

		20,007,783

Health Care - General - 5.41%
Advanced Medical Optics, Inc.*	34,400	1,361,208
Boston Scientific Corporation*	173,400	6,889,182

		8,250,390

Hospital Supply and Management - 13.77%
Anthem, Inc.*	17,700	1,544,325
Cerner Corporation*	159,700	6,917,405
Guidant Corporation	55,600	3,671,824
HCA Inc.	77,800	2,968,070
UnitedHealth Group Incorporated	52,800	3,893,472
WellCare Group, Inc.*	105,100	1,991,645

		20,986,741

Multiple Industry - 11.01%
AU Optronics Corp., ADR	46,700	584,684
Critical Therapeutics, Inc.*	93,600	549,432
Cytokinetics, Incorporated*	28,400	377,862
Radiation Therapy Services, Inc.*	62,000	715,480
Research In Motion Limited*	190,650	14,553,268

		16,780,726

Security and Commodity Brokers - 2.05%
Chicago Mercantile Exchange Holdings Inc.	19,400	3,129,220

Timesharing and Software - 1.50%
Alliance Data Systems Corporation*	56,400	2,287,584

Utilities - Telephone - 1.53%
NII Holdings, Inc. Class B*	27,750	1,144,826
Telesystem International Wireless Inc.*	125,000	1,181,250

		2,326,076

TOTAL COMMON STOCKS - 91.01%		$138,705,754

(Cost: $120,203,117)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Finance Companies - 1.97%
Deere (John) Capital Corporation,
1.84%, 10-19-04	$3,000	2,997,240

Food and Related - 3.77%
Archer Daniels Midland Company,
1.77%, 10-5-04	3,362	3,361,339
ConAgra Foods, Inc.,
1.9%, 10-1-04	2,389	2,389,000

		5,750,339

Retail - General Merchandise - 1.96%
Wal-Mart Stores, Inc.,
1.75%, 10-26-04	3,000	2,996,354

Security and Commodity Brokers - 1.38%
Prudential Funding Corp.,
1.71%, 10-18-04	2,100	2,098,304

Utilities - Gas and Pipeline - 2.62%
Michigan Consolidated Gas Co.,
1.81%, 10-4-04	4,000	3,999,397

TOTAL SHORT-TERM SECURITIES - 11.70%		$17,841,634

(Cost: $17,841,634)

TOTAL INVESTMENT SECURITIES - 102.71%		$156,547,388

(Cost: $138,044,751)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (2.71%)		(4,134,978)

NET ASSETS - 100.00%		$152,412,410

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)	Listed on an exchange outside the United States.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      IVY SCIENCE AND TECHNOLOGY FUND
      September 30, 2004
      (In Thousands, Except fot Per Share Amounts)

ASSETS
Investment securities - at value (cost - $138,045) (Notes 1 and 3)	$156,547
Cash denominated in foreign currencies (cost - $5)	5
Receivables:
Investment securities sold	4,017
Fund shares sold	516
Dividends and interest	51
Prepaid and other assets	27

Total assets	161,163

LIABILITIES
Payable for investment securities purchased	8,157
Payable to Fund shareholders	428
Accrued shareholder servicing (Note 2)	82
Due to custodian	7
Accrued accounting and administrative services fees (Note 2)	6
Accrued management fee (Note 2)	4
Accrued distribution fee (Note 2)	2
Accrued service fee (Note 2)	1
Other	64

Total liabilities	8,751

Total net assets	$152,412

NET ASSETS
$0.01 par value capital stock:
Capital stock	$81
Additional paid-in capital	175,870
Accumulated undistributed income (loss):
Accumulated undistributed net investment loss	(1,454)
Accumulated undistributed net realized loss on investment transactions	(40,588)
Net unrealized appreciation in value of investments	18,503

Net assets applicable to outstanding units of capital	$152,412

Net asset value per share (net assets divided by shares outstanding):
Class A	$19.19
Class B	$18.31
Class C	$18.55
Class Y	$19.73
Capital shares outstanding:
Class A	2,195
Class B	594
Class C	4,472
Class Y	835
Capital shares authorized	400,000

See Notes to Financial Statements

Statement of Operations
      IVY SCIENCE AND TECHNOLOGY FUND
      For the Fiscal Year Ended September 30, 2004
      (In Thousands)

INVESTMENT LOSS
Income (Note 1B):
Dividends (net of foreign withholding taxes of $22)	$192
Interest and amortization	67

Total income	259

Expenses (Note 2):
Investment management fee	615
Distribution fee:
Class A	9
Class B	40
Class C	319
Shareholder servicing:
Class A	84
Class B	47
Class C	229
Class Y	9
Service fee:
Class A	40
Class B	13
Class C	106
Class Y	13
Custodian fees	59
Accounting and administrative services fees	33
Legal fees	18
Audit fees	10
Other	56

Total expenses	1,700

Net investment loss	(1,441)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	3,495
Realized net loss on foreign currency transactions	(3)

Realized net gain on investments	3,492
Unrealized depreciation in value of investments during the period	(5,286)

Net loss on investments	(1,794)

Net decrease in net assets resulting from operations	$(3,235)

See Notes to Financial Statements

Statement of Changes in Net Assets
      IVY SCIENCE AND TECHNOLOGY FUND
      (In Thousands)

	For the six months ended 9-30-04	For the fiscal year ended 3-31-04

INCREASE IN NET ASSETS
Operations:
Net investment loss	$(1,441)	$(2,412)
Realized net gain (loss) on investments	3,492	(2,583)
Unrealized appreciation (depreciation)	(5,286)	41,698

Net increase (decrease) in net assets resulting from operations	(3,235)	36,703

Distributions to shareholders from net investment income (Note 1F):(1)
Class A	-	-
Class B	-	-
Class C	-	-
Class Y	-	-

	-	-

Capital share transactions (Note 5)	10,399	16,811

Total increase	7,164	53,514
NET ASSETS
Beginning of period	145,248	91,734

End of period	$152,412	$145,248

Undistributed net investment loss	$(1,454)	$(10)

(1)See "Financial Highlights" on pages 149 - 152.

See Notes to Financial Statements

Financial Highlights
      IVY SCIENCE AND TECHNOLOGY FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,			For the period from 7-3-00(1) to
	9-30-04		2004	2003	2002	3-31-01

Net asset value, beginning of period	$19.55		$14.17	$18.19	$17.93	$34.91

Income (loss) from investment operations:
Net investment income (loss)	(0.18)		(0.19)	(0.32)	(0.45)	0.02
Net realized and unrealized gain (loss) on investments	(0.18)		5.57	(3.70)	0.73	(9.35)

Total from investment operations	(0.36)		5.38	(4.02)	0.28	(9.33)

Less distributions from capital gains	(0.00)		(0.00)	(0.00)	(0.02)	(7.65)

Net asset value, end of period	$19.19		$19.55	$14.17	$18.19	$17.93

Total return(2)	-1.84%		37.97%	-22.10%	1.56%	-31.95%
Net assets, end of period (in millions)	$42		$36	$14	$12	$6
Ratio of expenses to average net assets	1.78	%(3)	1.80%	1.79%	1.75%	1.70	%(3)
Ratio of net investment income (loss) to average net assets	-1.42	%(3)	-1.35%	-0.92%	-0.76%	0.26	%(3)
Portfolio turnover rate	60%		114%	74%	91%	111	%(4)

(1)Commencement of operations of the class.
(2)Total return calculated without taking into account the sales load deducted on an initial purchase.
(3)Annualized.
(4)For the fiscal year ended March 31, 2001.

See Notes to Financial Statements

Financial Highlights
      IVY SCIENCE AND TECHNOLOGY FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,			For the period from 7-3-00(1) to
	9-30-04		2004	2003	2002	3-31-01

Net asset value, beginning of period	$18.77		$13.77	$17.88	$17.80	$34.91

Income (loss) from investment operations:
Net investment loss	(0.23)		(0.39)	(0.34)	(0.38)	(0.06)
Net realized and unrealized gain (loss) on investments	(0.23)		5.39	(3.77)	0.48	(9.40)

Total from investment operations	(0.46)		5.00	(4.11)	0.10	(9.46)

Less distributions from capital gains	(0.00)		(0.00)	(0.00)	(0.02)	(7.65)

Net asset value, end of period	$18.31		$18.77	$13.77	$17.88	$17.80

Total return	-2.45%		36.31%	-22.99%	0.56%	-32.37%
Net assets, end of period (in millions)	$11		$11	$4	$4	$3
Ratio of expenses to average net assets	3.01	%(2)	3.06%	3.00%	2.75%	2.53	%(2)
Ratio of net investment loss to average net assets	-2.66	%(2)	-2.60%	-2.12%	-1.73%	-0.55	%(2)
Portfolio turnover rate	60%		114%	74%	91%	111	%(3)

(1)Commencement of operations of the class.
(2)Annualized.
(3)For the fiscal year ended March 31, 2001.

See Notes to Financial Statements

Financial Highlights
      IVY SCIENCE AND TECHNOLOGY FUND
      Class C Shares(1)
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,
	9-30-04		2004	2003	2002	2001	2000

Net asset value, beginning of period	$18.98		$13.88	$17.97	$17.83	$45.03	$17.45

Income (loss) from investment operations:
Net investment loss	(0.22)		(0.38)	(0.25)	(0.24)	(0.12)	(0.95)
Net realized and unrealized gain (loss) on investments	(0.21)		5.48	(3.84)	0.40	(19.43)	28.77

Total from investment operations	(0.43)		5.10	(4.09)	0.16	(19.55)	27.82

Less distributions from capital gains	(0.00)		(0.00)	(0.00)	(0.02)	(7.65)	(0.24)

Net asset value, end of period	$18.55		$18.98	$13.88	$17.97	$17.83	$45.03

Total return	-2.27%		36.74%	-22.76%	0.89%	- 47.49%	159.75%
Net assets, end of period (in millions)	$83		$89	$70	$112	$134	$283
Ratio of expenses to average net assets	2.63	%(2)	2.66%	2.67%	2.45%	2.27%	2.20%
Ratio of net investment loss to average net assets	-2.27	%(2)	-2.15%	-1.77%	-1.40%	-0.44%	-1.68%
Portfolio turnover rate	60%		114%	74%	91%	111%	44%

(1)See Note 5.
(2)Annualized.

See Notes to Financial Statements

Financial Highlights
      IVY SCIENCE AND TECHNOLOGY FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,
	9-30-04		2004	2003	2002	2001	2000

Net asset value, beginning of period	$20.07		$14.51	$18.54	$18.21	$45.36	$17.65

Income (loss) from investment operations:
Net investment loss	(0.27)		(0.15)	(0.26)	(0.51)	(0.01)	(6.09)
Net realized and unrealized gain (loss) on investments	(0.07)		5.71	(3.77)	0.86	(19.49)	34.04

Total from investment operations	(0.34)		5.56	(4.03)	0.35	(19.50)	27.95

Less distributions from capital gains	(0.00)		(0.00)	(0.00)	(0.02)	(7.65)	(0.24)

Net asset value, end of period	$19.73		$20.07	$14.51	$18.54	$18.21	$45.36

Total return	-1.69%		38.32%	-21.74%	1.92%	- 47.00%	158.67%
Net assets, end of period (in millions)	$16		$9	$3	$3	$1	$2
Ratio of expenses to average net assets	1.49	%(1)	1.45%	1.41%	1.39%	1.35%	1.36%
Ratio of net investment income (loss) to average net assets	-1.14	%(1)	-1.03%	-0.53%	-0.43%	0.47%	-0.96%
Portfolio turnover rate	60%		114%	74%	91%	111%	44%

(1)Annualized.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF IVY SMALL CAP GROWTH FUND

Portfolio Highlights

On September 30, 2004, Ivy Small Cap Growth Fund had net assets totaling $473,205,734 invested in a diversified portfolio of:

92.10%	Common Stocks and Warrants
7.90%	Cash and Cash Equivalents

As a shareholder of the Fund, for every $100 you had invested on September 30, 2004, your Fund owned:

Technology Stocks	$22.19
Health Care Stocks	$20.74
Business Equipment and Services Stocks	$13.80
Cash and Cash Equivalents	$7.90
Energy Stocks	$6.63
Retail Stocks	$5.93
Consumer Nondurables Stocks	$5.91
Miscellaneous Stocks	$5.21
Financial Services Stocks	$4.69
Capital Goods Stocks	$3.67
Consumer Services Stocks	$3.33

The Investments of Ivy Small Cap Growth Fund

September 30, 2004
COMMON STOCKS AND WARRANTS	Shares	Value

Apparel - 2.05%
Quiksilver, Inc.*	381,000	$9,685,020

Banks - 2.92%
City National Corporation	123,300	8,008,335
Southwest Bancorporation of Texas, Inc.	289,450	5,817,945

		13,826,280

Beverages - 1.04%
Mondavi (Robert) Corporation (The), Class A*	126,241	4,937,917

Broadcasting - 1.37%
Cox Radio, Inc., Class A*	277,860	4,145,671
Entercom Communications Corp.*	70,850	2,313,961

		6,459,632

Business Equipment and Services - 7.90%
Acxiom Corporation	261,900	6,216,196
CheckFree Corporation*	351,644	9,715,924
Entegris, Inc.*	19,880	165,899
Hewitt Associates, Inc., Class A*	167,950	4,443,957
MAXIMUS, Inc.*	53,550	1,542,775
Resources Connection, Inc.*	241,501	9,132,360
Sapient Corporation*	809,700	6,173,963

		37,391,074

Capital Equipment - 2.84%
Chicago Bridge & Iron Company N.V., NY Shares	222,600	6,675,774
Nordson Corporation	197,223	6,766,721

		13,442,495

Chemicals - Specialty - 1.64%
Minerals Technologies Inc.	131,750	7,754,805

Communications Equipment - 2.95%
ADTRAN, Inc.	209,750	4,760,276
Inter-Tel, Incorporated	326,050	7,062,243
Tekelec*	126,650	2,121,388

		13,943,907

Computers - Peripherals - 13.75%
Avid Technology, Inc.*	288,900	13,527,743
Cognex Corporation	306,000	8,018,730
Kronos Incorporated	217,900	9,661,686
Macromedia, Inc.*	401,000	8,050,075
MICROS Systems, Inc.*	174,300	8,725,458
National Instruments Corporation	310,850	9,417,201
Take-Two Interactive Software, Inc.*	233,250	7,663,429

		65,064,322

Cosmetics and Toiletries - 1.25%
NBTY, Inc.*	273,550	5,897,738

Electrical Equipment - 0.83%
Power-One, Inc.*	608,950	3,939,907

Electronic Components - 2.11%
FormFactor, Inc.*	242,850	4,702,790
Semtech Corporation*	274,950	5,272,166

		9,974,956

Electronic Instruments - 3.38%
APW Ltd., Warrants (A)*	19	0
FLIR Systems, Inc.*	152,200	8,905,983
WMS Industries Inc.*	275,700	7,082,733

		15,988,716

Finance Companies - 1.77%
Financial Federal Corporation*	223,250	8,367,410

Food and Related - 1.57%
J.M. Smucker Company (The)	167,600	7,443,116

Health Care - Drugs - 5.35%
Andrx Corporation*	257,600	5,753,496
Angiotech Pharmaceuticals, Inc.*	351,000	7,116,525
Martek Biosciences Corporation*	179,172	8,730,156
Taro Pharmaceutical Industries Ltd.*	158,900	3,711,904

		25,312,081

Health Care - General - 9.86%
Advanced Neuromodulation Systems, Inc.*	230,600	6,996,404
American Medical Systems Holdings, Inc.*	77,700	2,820,898
Hologic, Inc.*	224,400	4,312,968
Intuitive Surgical, Inc.*	147,550	3,662,191
Omnicare, Inc.	313,850	8,900,786
ResMed Inc.*	188,750	8,986,388
Schein (Henry), Inc.*	104,000	6,479,720
Wright Medical Group, Inc.*	178,700	4,491,625

		46,650,980

Hospital Supply and Management - 5.53%
Advisory Board Company (The)*	162,335	5,443,904
Cerner Corporation*	318,850	13,810,988
LabOne, Inc.*	178,260	5,231,931
Odyssey HealthCare, Inc.*	94,200	1,672,521

		26,159,344

Motor Vehicle Parts - 1.79%
Gentex Corporation	241,550	8,479,613

Multiple Industry - 0.43%
Cogent, Inc.*	46,400	846,800
Santarus, Inc.*	130,000	1,190,150

		2,036,950

Petroleum - Domestic - 1.01%
Western Gas Resources, Inc.	167,100	4,777,389

Petroleum - International - 3.37%
Newfield Exploration Company*	260,800	15,971,392

Petroleum - Services - 2.25%
Patterson-UTI Energy, Inc.	559,250	10,653,712

Publishing - 1.96%
Getty Images, Inc.*	167,894	9,284,538

Railroad - 1.35%
Kansas City Southern*	419,750	6,367,607

Restaurants - 2.91%
Panera Bread Company, Class A*	164,400	6,170,754
Sonic Corp.*	298,275	7,620,926

		13,791,680

Retail - Specialty Stores - 3.02%
Abercrombie & Fitch Co., Class A	213,700	6,731,550
O'Reilly Automotive, Inc.*	197,650	7,559,124

		14,290,674

Timesharing and Software - 5.90%
Digitas Inc.*	714,000	5,529,930
FactSet Research Systems, Inc.	301,050	14,510,610
MicroStrategy Incorporated, Class A*	191,918	7,872,476

		27,913,016

TOTAL COMMON STOCKS AND WARRANTS - 92.10%		$435,806,271

(Cost: $370,718,400)

TOTAL SHORT-TERM SECURITIES - 7.56%		$35,804,063

(Cost: $35,804,063)

TOTAL INVESTMENT SECURITIES - 99.66%		$471,610,334

(Cost: $406,522,463)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.34%		1,595,400

NET ASSETS - 100.00%		$473,205,734

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)	Security valued in good faith by the Valuation Committee of the Board of Directors. See Note 1 to financial statements.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      IVY SMALL CAP GROWTH FUND
      September 30, 2004
      (In Thousands, Except fot Per Share Amounts)

ASSETS
Investment securities - at value (cost - $406,522) (Notes 1 and 3)	$471,610
Receivables:
Investment securities sold	5,947
Fund shares sold	306
Dividends and interest	8
Prepaid and other assets	31

Total assets	477,902

LIABILITIES
Payable for investment securities purchased	2,325
Payable to Fund shareholders	2,000
Accrued shareholder servicing (Note 2)	154
Due to Custodian	61
Accrued accounting and administrative services fees (Note 2)	11
Accrued management fee (Note 2)	11
Accrued distribution fee (Note 2)	7
Accrued service fee (Note 2)	3
Other	124

Total liabilities	4,696

Total net assets	$473,206

NET ASSETS
$0.01 par value capital stock:
Capital stock	$443
Additional paid-in capital	491,938
Accumulated undistributed income (loss):
Accumulated undistributed net investment loss	(4,353)
Accumulated undistributed net realized loss on investment transactions	(79,910)
Net unrealized appreciation in value of investments	65,088

Net assets applicable to outstanding units of capital	$473,206

Net asset value per share (net assets divided by shares outstanding):
Class A	$10.75
Class B	$10.28
Class C	$10.39
Class Y	$11.62
Capital shares outstanding:
Class A	5,720
Class B	1,224
Class C	28,274
Class Y	9,057
Capital shares authorized	400,000

See Notes to Financial Statements

Statement of Operations
      IVY SMALL CAP GROWTH FUND
      For the Fiscal Year Ended September 30, 2004
      (In Thousands)

INVESTMENT LOSS
Income (Note 1B):
Dividends	$518
Interest and amortization	291

Total income	809

Expenses (Note 2):
Investment management fee	2,210
Distribution fee:
Class A	13
Class B	48
Class C	1,174
Shareholder servicing:
Class A	123
Class B	36
Class C	478
Class Y	86
Service fee:
Class A	91
Class B	16
Class C	391
Class Y	139
Accounting and administrative services fees	73
Legal fees	65
Custodian fees	18
Audit fees	16
Other	143

Total expenses	5,120

Net investment loss	(4,311)

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on investments	24,397
Unrealized depreciation in value of investments during the period	(50,579)

Net loss on investments	(26,182)

Net decrease in net assets resulting from operations	$(30,493)

See Notes to Financial Statements

Statement of Changes in Net Assets
      IVY SMALL CAP GROWTH FUND
      (In Thousands)

	For the six months ended 9-30-04	For the fiscal year ended 3-31-04

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment loss	$(4,311)	$(8,396)
Realized net gain on investments	24,397	14,860
Unrealized appreciation (depreciation)	(50,579)	130,559

Net increase (decrease) in net assets resulting from operations	(30,493)	137,023

Distributions to shareholders from net investment income (Note 1F):(1)
Class A	-	-
Class B	-	-
Class C	-	-
Class Y	-	-

	-	-

Capital share transactions (Note 5)	(59,301)	83,571

Total increase (decrease)	(89,794)	220,594
NET ASSETS
Beginning of period	563,000	342,406

End of period	$473,206	$563,000

Undistributed net investment loss	$(4,353)	$(42)

(1)See "Financial Highlights" on pages 161 - 164.

See Notes to Financial Statements

Financial Highlights
      IVY SMALL CAP GROWTH FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,			For the period from 7-3-00(1) to
	9-30-04		2004	2003	2002	3-31-01

Net asset value, beginning of period	$11.36		$8.25	$10.59	$9.43	$19.64

Income (loss) from investment operations:
Net investment loss	(0.02)		(0.08)	(0.23)	(0.59)	(0.02)
Net realized and unrealized gain (loss) on investments	(0.59)		3.19	(2.11)	1.75	(4.74)

Total from investment operations	(0.61)		3.11	(2.34)	1.16	(4.76)

Less distributions from capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(5.45)

Net asset value, end of period	$10.75		$11.36	$8.25	$10.59	$9.43

Total return(2)	-5.37%		37.70%	-22.10%	12.30%	-28.30%
Net assets, end of period (in millions)	$61		$92	$20	$16	$4
Ratio of expenses to average net assets	1.51	%(3)	1.48%	1.54%	1.39%	1.49	%(3)
Ratio of net investment loss to average net assets	-1.21	%(3)	-1.21%	-1.22%	-0.93%	-0.39	%(3)
Portfolio turnover rate	45%		91%	31%	29%	48	%(4)

(1)Commencement of operations of the class.
(2)Total return calculated without taking into account the sales load deducted on an initial purchase.
(3)Annualized.
(4)For the fiscal year ended March 31, 2001.

See Notes to Financial Statements

Financial Highlights
      IVY SMALL CAP GROWTH FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,			For the period from 7-6-00(1) to
	9-30-04		2004	2003	2002	3-31-01

Net asset value, beginning of period	$10.91		$8.01	$10.40	$9.36	$19.26

Income (loss) from investment operations:
Net investment loss	(0.12)		(0.20)	(0.21)	(0.26)	(0.06)
Net realized and unrealized gain (loss) on investments	(0.51)		3.10	(2.18)	1.30	(4.39)

Total from investment operations	(0.63)		2.90	(2.39)	1.04	(4.45)

Less distributions from capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(5.45)

Net asset value, end of period	$10.28		$10.91	$8.01	$10.40	$9.36

Total return	-5.78%		36.21%	-22.98%	11.11%	-27.29%
Net assets, end of period (in millions)	$13		$13	$7	$8	$5
Ratio of expenses to average net assets	2.55	%(2)	2.57%	2.64%	2.43%	2.31	%(2)
Ratio of net investment loss to average net assets	-2.24	%(2)	-2.29%	-2.31%	-1.94%	-1.18	%(2)
Portfolio turnover rate	45%		91%	31%	29%	48	%(3)

(1)Commencement of operations of the class.
(2)Annualized.
(3)For the fiscal year ended March 31, 2001.

See Notes to Financial Statements

Financial Highlights
      IVY SMALL CAP GROWTH FUND(1)
      Class C Shares(2)
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,
	9-30-04		2004	2003	2002	2001	2000

Net asset value, beginning of period	$11.02		$8.07	$10.44	$9.38	$21.64	$14.74

Income (loss) from investment operations:
Net investment loss	(0.12)		(0.21)	(0.16)	(0.16)	(0.10)	(0.18)
Net realized and unrealized gain (loss) on investments	(0.51)		3.16	(2.21)	1.22	(6.71)	10.22

Total from investment operations	(0.63)		2.95	(2.37)	1.06	(6.81)	10.04

Less distributions from capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(5.45)	(3.14)

Net asset value, end of period	$10.39		$11.02	$8.07	$10.44	$9.38	$21.64

Total return	-5.72%		36.56%	-22.70%	11.30%	-35.17%	73.38%
Net assets, end of period (in millions)	$294		$334	$273	$435	$459	$801
Ratio of expenses to average net assets	2.28	%(3)	2.31%	2.31%	2.20%	2.12%	2.11%
Ratio of net investment loss to average net assets	-1.97	%(3)	-2.03%	-1.98%	-1.70%	-0.81%	-0.90%
Portfolio turnover rate	45%		91%	31%	29%	48%	82%

(1)Small Cap Growth Fund (formerly Growth Fund) changed its name effective June 30, 2000.
(2)See Note 5.
(3)Annualized.

See Notes to Financial Statements

Financial Highlights
      IVY SMALL CAP GROWTH FUND(1)
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,
	9-30-04		2004	2003	2002	2001	2000

Net asset value, beginning of period	$12.26		$8.89	$11.39	$10.14	$22.65	$15.21

Income (loss) from investment operations:
Net investment loss	(0.04)		(0.10)	(0.11)	(0.34)	(0.20)	(0.15)
Net realized and unrealized gain (loss) on investments	(0.60)		3.47	(2.39)	1.59	(6.86)	10.73

Total from investment operations	(0.64)		3.37	(2.50)	1.25	(7.06)	10.58

Less distributions from capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(5.45)	(3.14)

Net asset value, end of period	$11.62		$12.26	$8.89	$11.39	$10.14	$22.65

Total return	-5.22%		37.91%	-21.95%	12.33%	-34.67%	74.71%
Net assets, end of period (in millions)	$105		$124	$42	$48	$21	$17
Ratio of expenses to average net assets	1.37	%(2)	1.35%	1.33%	1.31%	1.30%	1.30%
Ratio of net investment loss to average net assets	-1.06	%(2)	-1.09%	-1.00%	-0.83%	-0.02%	-0.09%
Portfolio turnover rate	45%		91%	31%	29%	48%	82%

(1)Small Cap Growth Fund (formerly Growth Fund) changed its name effective June 30, 2000.
(2)Annualized.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF IVY TAX-MANAGED EQUITY FUND

Portfolio Highlights

On September 30, 2004, Ivy Tax-Managed Equity Fund had net assets totaling $10,317,601 invested in a diversified portfolio of:

84.84%	Common Stocks
15.16%	Cash and Cash Equivalents

As a shareholder of the Fund, for every $100 you had invested on September 30, 2004, your Fund owned:

Health Care Stocks	$25.00
Technology Stocks	$16.45
Cash and Cash Equivalents	$15.16
Energy Stocks	$9.56
Financial Services Stocks	$8.73
Multi-Industry Stocks	$6.58
Retail Stocks	$5.67
Business Equipment and Services Stocks	$4.46
Consumer Services Stocks	$2.87
Miscellaneous Stocks	$2.77
Consumer Nondurables Stocks	$2.75

The Investments of Ivy Tax-Managed Equity Fund

September 30, 2004
COMMON STOCKS	Shares	Value

Air Transportation - 0.85%
Southwest Airlines Co.	6,400	$87,168

Aircraft - 2.31%
Lockheed Martin Corporation	2,100	117,138
United Technologies Corporation	1,300	121,394

		238,532

Aluminum - 0.98%
Alcoa Incorporated	3,000	100,770

Apparel - 1.15%
Coach, Inc.*	2,800	118,776

Banks - 0.85%
Citigroup Inc.	2,000	88,240

Broadcasting - 0.94%
Comcast Holdings Corporation, Class A*	700	19,764
Viacom Inc., Class B	2,300	77,188

		96,952

Capital Equipment - 0.94%
Deere & Company	1,500	96,825

Communications Equipment - 1.40%
Cisco Systems, Inc.*	8,000	144,440

Computers - Micro - 2.41%
Dell Inc.*	7,000	248,850

Computers - Peripherals - 5.64%
Lexmark International, Inc.*	1,600	134,416
Microsoft Corporation	11,400	315,153
SAP Aktiengesellschaft, ADR	3,400	132,430

		581,999

Electronic Components - 3.85%
Analog Devices, Inc.	1,500	58,170
Intel Corporation	7,000	140,280
Microchip Technology Incorporated	3,700	99,142
Texas Instruments Incorporated	4,700	100,016

		397,608

Electronic Instruments - 0.84%
KLA-Tencor Corporation*	2,100	87,097

Finance Companies - 0.92%
Fannie Mae	1,500	95,100

Health Care - Drugs - 17.50%
Allergan, Inc.	3,000	217,650
Amgen Inc.*	3,200	181,744
Barr Laboratories, Inc.*	3,600	149,148
Forest Laboratories, Inc.*	6,200	278,876
Genentech, Inc.*	4,000	209,680
Gilead Sciences, Inc.*	8,400	313,950
MedImmune, Inc.*	3,500	82,898
Neurocrine Biosciences, Inc.*	2,200	103,851
Pfizer Inc.	4,000	122,400
Teva Pharmaceutical Industries Limited, ADR	5,600	145,348

		1,805,545

Health Care - General - 5.97%
Boston Scientific Corporation*	4,600	182,758
St. Jude Medical, Inc.*	2,000	150,540
Wyeth	2,500	93,500
Zimmer Holdings, Inc.*	2,400	189,696

		616,494

Hospital Supply and Management - 1.53%
Caremark Rx, Inc.*	1,700	54,519
Guidant Corporation	700	46,228
HCA Inc.	1,500	57,225

		157,972

Hotels & Gaming - 0.87%
International Game Technology	2,500	89,875

Insurance - Property and Casualty - 0.89%
Berkshire Hathaway Inc., Class B*	32	91,872

Leisure Time Industry - 1.06%
Royal Caribbean Cruises Ltd.	2,500	109,000

Multiple Industry - 6.58%
3M Company	1,100	87,967
General Electric Company	8,500	285,430
Research In Motion Limited*	4,000	305,340

		678,737

Petroleum - International - 5.59%
Anadarko Petroleum Corporation	1,900	126,084
Apache Corporation	3,200	160,352
Burlington Resources Inc.	3,200	130,560
Exxon Mobil Corporation	3,300	159,489

		576,485

Petroleum - Services - 3.97%
Nabors Industries Ltd.*	2,000	94,700
Patterson-UTI Energy, Inc.	8,400	160,020
Schlumberger Limited	2,300	154,813

		409,533

Restaurants - 1.72%
Applebee's International, Inc.	2,800	70,868
P.F. Chang's China Bistro, Inc.*	2,200	106,700

		177,568

Retail - General Merchandise - 3.95%
Costco Wholesale Corporation	3,400	141,185
Wal-Mart Stores, Inc.	5,000	266,000

		407,185

Security and Commodity Brokers - 6.07%
Chicago Mercantile Exchange Holdings Inc.	1,900	306,470
Goldman Sachs Group, Inc. (The)	2,000	186,480
Merrill Lynch & Co., Inc.	700	34,804
Morgan Stanley	2,000	98,600

		626,354

Timesharing and Software - 4.46%
eBay Inc.*	5,000	459,825

Tobacco - 1.60%
Altria Group, Inc.	3,500	164,640

TOTAL COMMON STOCKS - 84.84%		$8,753,442

(Cost: $7,549,819)

SHORT-TERM SECURITY - 15.55%	Principal Amount in Thousands

Repurchase Agreement
Merrill Lynch & Co., Inc., 1.7% Repurchase Agreement dated 9-30-04 to be repurchased at $1,604,076 on 10-1-04 (A)	$1,604	$1,604,000

(Cost: $1,604,000)

TOTAL INVESTMENT SECURITIES - 100.39%		$10,357,442

(Cost: $9,153,819)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.39%)		(39,841)

NET ASSETS - 100.00%		$10,317,601

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)	Collateralized by $2,551,866 GNMA, 6.5% due 8-15-32; market value and accrued interest aggregate $2,712,279.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      IVY TAX-MANAGED EQUITY FUND
      September 30, 2004
      (In Thousands, Except fot Per Share Amounts)

ASSETS
Investment securities - at value (Notes 1 and 3):
Securities (cost - $7,550)	$8,753
Repurchase Agreement (cost - $1,604)	1,604

10,357
Cash	1
Receivables:
Fund shares sold	123
Dividends and interest	6
Prepaid and other assets	25

Total assets	10,512

LIABILITIES
Payable for investment securities purchased	173
Payable to Fund shareholders	13
Accrued shareholder servicing (Note 2)	2
Accrued accounting and administrative services fees (Note 2)	1
Other	5

Total liabilities	194

Total net assets	$10,318

NET ASSETS
$0.01 par value capital stock:
Capital stock	$14
Additional paid-in capital	12,046
Accumulated undistributed income (loss):
Accumulated undistributed net investment loss	(32)
Accumulated undistributed net realized loss on investment transactions	(2,914)
Net unrealized appreciation in value of investments	1,204

Net assets applicable to outstanding units of capital	$10,318

Net asset value per share (net assets divided by shares outstanding):
Class A	$7.39
Class B	$7.08
Class C	$7.08
Class Y	$7.39
Capital shares outstanding:
Class A	1,039
Class B	127
Class C	228
Class Y	17
Capital shares authorized	350,000

See Notes to Financial Statements

Statement of Operations
     IVY TAX-MANAGED EQUITY FUND
      For the Fiscal Year Ended September 30, 2004
      (In Thousands)

INVESTMENT LOSS
Income (Note 1B):
Dividends	$26
Interest and amortization	6

Total income	32

Expenses (Note 2):
Investment management fee	29
Registration fees	16
Audit fees	12
Service fee:
Class A	7
Class B	1
Class C	2
Class Y	- *
Shareholder servicing:
Class A	6
Class B	1
Class C	3
Distribution fee:
Class A	1
Class B	3
Class C	6
Custodian fees	2
Legal fees	2
Accounting and administrative services fee	1
Other	1

Total	93
Less voluntary waiver of investment management fee (Note 2)	(29)

Total expenses	64

Net investment loss	(32)

REALIZED AND UNREALIZED LOSS
ON INVESTMENTS (NOTES 1 AND 3)
Realized net loss on securities	(41)
Realized net loss on written options	(1)

Realized net loss on investments	(42)
Unrealized depreciation in value of investments during the period	(93)

Net loss on investments	(135)

Net decrease in net assets resulting from operations	$(167)

*Not shown due to rounding.

See Notes to Financial Statements

Statement of Changes in Net Assets
      IVY TAX-MANAGED EQUITY FUND
      (In Thousands)

	For the six months ended 9-30-04	For the fiscal year ended 3-31-04

INCREASE IN NET ASSETS
Operations:
Net investment loss	$(32)		$(76)
Realized net gain (loss) on investments	(42)		313
Unrealized appreciation (depreciation)	(93)		1,288

Net increase (decrease) in net assets resulting from operations	(167)		1,525

Capital share transactions (Note 5)	2,623		1,872

Total increase	2,456		3,397
NET ASSETS
Beginning of period	7,862		4,465

End of period	$10,318		$7,862

Undistributed net investment loss	$(32)	$	(-	)*

*Not shown due to rounding.

See Notes to Financial Statements

Financial Highlights
      IVY TAX-MANAGED EQUITY FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,			For the period from 6-30-00(1) to
	9-30-04		2004	2003	2002	3-31-01

Net asset value, beginning of period	$7.52		$5.73	$6.43	$7.19	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.03)		(0.06)	(0.03)	(0.08)	0.00
Net realized and unrealized gain (loss) on investments	(0.10)		1.85	(0.67)	(0.68)	(2.81)

Total from investment operations	(0.13)		1.79	(0.70)	(0.76)	(2.81)

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)
Capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)

Net asset value, end of period	$7.39		$7.52	$5.73	$6.43	$7.19

Total return(2)	-1.73%		31.24%	-10.89%	-10.57%	-28.10%
Net assets, end of period (in millions)	$8		$6	$4	$4	$4
Ratio of expenses to average net assets including voluntary expense waiver	1.20	%(3)	1.47%	1.50%	1.62%	1.27	%(3)
Ratio of net investment loss to average net assets including voluntary expense waiver	-0.48	%(3)	-1.05%	-0.67%	-0.92%	-0.09	%(3)
Ratio of expenses to average net assets excluding voluntary expense waiver	1.85	%(3)	2.12%	2.15%	2.17%	1.80	%(3)
Ratio of net investment loss to average net assets excluding voluntary expense waiver	-1.13	%(3)	-1.70%	-1.32%	-1.46%	-0.62	%(3)
Portfolio turnover rate	33%		115%	145%	96%	73%

(1)Commencement of operations of the class.
(2)Total return calculated without taking into account the sales load deducted on an initial purchase.
(3)Annualized.

See Notes to Financial Statements

Financial Highlights
      IVY TAX-MANAGED EQUITY FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,			For the period from 7-13-00(1) to
	9-30-04		2004	2003	2002	3-31-01

Net asset value, beginning of period	$7.26		$5.58	$6.31	$7.12	$10.06

Income (loss) from investment operations:
Net investment loss	(0.00)		(0.09)	(0.11)	(0.13)	(0.05)
Net realized and unrealized gain (loss) on investments	(0.18)		1.77	(0.62)	(0.68)	(2.89)

Total from investment operations	(0.18)		1.68	(0.73)	(0.81)	(2.94)

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)
Capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)

Net asset value, end of period	$7.08		$7.26	$5.58	$6.31	$7.12

Total return	-2.48%		30.11%	-11.57%	-11.38%	-29.22%
Net assets, end of period (in thousands)	$897		$538	$247	$358	$296
Ratio of expenses to average net assets including voluntary expense waiver	2.05	%(2)	2.28%	2.47%	2.56%	2.45	%(2)
Ratio of net investment loss to average net assets including voluntary expense waiver	-1.31	%(2)	-1.87%	-1.63%	-1.86%	-1.74	%(2)
Ratio of expenses to average net assets excluding voluntary expense waiver	2.70	%(2)	2.93%	3.12%	3.42%	3.48	%(2)
Ratio of net investment loss to average net assets excluding voluntary expense waiver	-1.96	%(2)	-2.52%	-2.28%	-2.71%	-2.77	%(2)
Portfolio turnover rate	33%		115%	145%	96%	73%

(1)Commencement of operations of the class.
(2)Annualized.

See Notes to Financial Statements

Financial Highlights
      IVY TAX-MANAGED EQUITY FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended March 31,			For the period from 7-6-00(1) to
	9-30-04		2004	2003	2002	3-31-01

Net asset value, beginning of period	$7.24		$5.57	$6.32	$7.13	$10.01

Income (loss) from investment operations:
Net investment loss	(0.01)		(0.11)	(0.12)	(0.19)	(0.06)
Net realized and unrealized gain (loss) on investments	(0.15)		1.78	(0.63)	(0.62)	(2.82)

Total from investment operations	(0.16)		1.67	(0.75)	(0.81)	(2.88)

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)
Capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)

Net asset value, end of period	$7.08		$7.24	$5.57	$6.32	$7.13

Total return	-2.21%		29.98%	-11.87%	-11.36%	-28.77%
Net assets, end of period (in thousands)	$1,617	$1,374		$685	$865	$2
Ratio of expenses to average net assets including voluntary expense waiver	2.15	%(2)	2.46%	2.64%	2.76%	2.35	%(2)
Ratio of net investment loss to average net assets including voluntary expense waiver	-1.45	%(2)	-2.05%	-1.81%	-2.07%	-1.52	%(2)
Ratio of expenses to average net assets excluding voluntary expense waiver	2.80	%(2)	3.11%	3.29%	3.69%	3.34	%(2)
Ratio of net investment loss to average net assets excluding voluntary expense waiver	-2.10	%(2)	-2.70%	-2.46%	-2.99%	-2.50	%(2)
Portfolio turnover rate	33%		115%	145%	96%	73%

(1)Commencement of operations of the class.
(2)Annualized.

See Notes to Financial Statements

Financial Highlights
      IVY TAX-MANAGED EQUITY FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the period from 9-15-04(1) to 9-30-04

Net asset value, beginning of period	$7.33

Income (loss) from investment operations:
Net investment loss	(0.00)
Net realized and unrealized gain on investments	0.06

Total from investment operations	0.06

Less distributions from:
Net investment income	(0.00)
Capital gains	(0.00)

Total distributions	(0.00)

Net asset value, end of period	$7.39

Total return	0.82%
Net assets, end of period (in thousands)	$17
Ratio of expenses to average net assets including voluntary expense waiver	1.18	%(2)
Ratio of net investment loss to average net assets including voluntary expense waiver	-0.45	%(2)
Ratio of expenses to average net assets excluding voluntary expense waiver	1.83	%(2)
Ratio of net investment loss to average net assets excluding voluntary expense waiver	-1.10	%(2)
Portfolio turnover rate	33	%(3)

(1)Commencement of operations of the class.
(2)Annualized.
(3)For the six months ended September 30, 2004.

See Notes to Financial Statements.

Notes to Financial Statements

      September 30, 2004

Note 1 - Significant Accounting Policies

Ivy Funds, Inc. (formerly W&R Funds, Inc.) (the "Corporation") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Corporation issues twelve series of capital shares; each series represents ownership of a separate mutual fund. The assets belonging to each Fund are held separately by the custodian. The capital shares of each Fund represent a pro rata beneficial interest in the principal, net income and realized and unrealized capital gains or losses of its respective investments and other assets. The following is a summary of significant accounting policies consistently followed by the Corporation in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation - Each stock and convertible bond is valued at the latest sale price thereof on each business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Gold bullion is valued at the last settlement price for current delivery as calculated by the Commodity Exchange, Inc. as of the close of that exchange. Restricted securities and securities for which quotations are not readily available or are deemed not to be reliable because of significant events or circumstances identified between the closing of their principal markets and the closing of the New York Stock Exchange are valued as determined in good faith in accordance with procedures established by and under the general supervision of the Corporation's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market value. Short-term debt securities denominated in foreign currencies are valued at amortized cost in that currency.

B. Security transactions and related investment income - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Premium and discount on the purchase of bonds are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 - Investment Securities Transactions.

C. Foreign currency translations - All assets and liabilities denominated in foreign currencies are translated into United States dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translation arise from changes in currency exchange rates. The Corporation combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

D. Forward foreign currency exchange contracts - A forward foreign currency exchange contract (Forward Contract) is an obligation to purchase or sell a specific currency at a future date at a fixed price. Forward Contracts are "marked-to-market" daily at the applicable translation rates and the resulting unrealized gains or losses are reflected in the Corporation's financial statements. Gains or losses are realized by the Corporation at the time the forward contract is extinguished. Contracts may be extinguished either by entry into a closing transaction or by delivery of the currency. Risks may arise from the possibility that the other party will not complete the obligations of the contract and from unanticipated movements in the value of the foreign currency relative to the United States dollar. The Corporation uses forward contracts to attempt to reduce the overall risk of its investments.

E. Federal income taxes - It is the Corporation's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Corporation intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 - Federal Income Tax Matters.

F. Dividends and distributions - Dividends and distributions to shareholders are recorded by each Fund on the business day following the applicable record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers. G. Repurchase agreements - Repurchase agreements are collateralized by the value of the resold securities which, during the entire period of the agreement, remains at least equal to the value of the loan, including accrued interest thereon. The collateral for the repurchase agreement is held by the Trust's custodian bank.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2 - Investment Management and Payments to Affiliated Persons

Waddell & Reed Ivy Investment Company ("WRIICO"), a wholly owned subsidiary of Waddell & Reed Financial, Inc. ("WDR"), serves as the Corporation's investment manager. WRIICO provides advice and supervises investments for which services it is paid a fee. Prior to June 30, 2003, Waddell & Reed Investment Management Company (WRIMCO), a wholly owned subsidiary of Waddell & Reed, Inc. (W&R), served as the investment manager. On June 30, 2003, WRIMCO assigned the investment management agreement between it and the Corporation to WRIICO, an affiliated entity. The fee is payable by each Fund at the following annual rates:

Fund	Net Assets Breakpoints	Annual Rate

Ivy Asset Strategy Fund	Up to $1 Billion	..700%
	Over $1 Billion up to $2 Billion	..650%
	Over $2 Billion up to $3 Billion	..600%
	Over $3 Billion	..550%

Ivy Core Equity Fund	Up to $1 Billion	..700%
	Over $1 Billion up to $2 Billion	..650%
	Over $2 Billion up to $3 Billion	..600%
	Over $3 Billion	..550%

Ivy High Income Fund	Up to $500 Million	..625%
	Over $500 Million up to $1 Billion	..600%
	Over $1 Billion up to $1.5 Billion	..550%
	Over $1.5 Billion	..500%

Ivy International Growth Fund	Up to $1 Billion	..850%
	Over $1 Billion up to $2 Billion	..830%
	Over $2 Billion up to $3 Billion	..800%
	Over $3 Billion	..760%

Ivy Large Cap Growth Fund	Up to $1 Billion	..700%
	Over $1 Billion up to $2 Billion	..650%
	Over $2 Billion up to $3 Billion	..600%
	Over $3 Billion	..550%

Ivy Limited-Term Bond Fund	Up to $500 Million	..500%
	Over $500 Million up to $1 Billion	..450%
	Over $1 Billion up to $1.5 Billion	..400%
	Over $1.5 Billion	..350%

Ivy Mid Cap Growth Fund	Up to $1 Billion	..850%
	Over $1 Billion up to $2 Billion	..830%
	Over $2 Billion up to $3 Billion	..800%
	Over $3 Billion	..760%

Ivy Money Market Fund	All levels	..400%

Ivy Municipal Bond Fund	Up to $500 Million	..525%
	Over $500 Million up to $1 Billion	..500%
	Over $1 Billion up to $1.5 Billion	..450%
	Over $1.5 Billion	..400%

Ivy Science and Technology Fund	Up to $1 Billion	..850%
	Over $1 Billion up to $2 Billion	..830%
	Over $2 Billion up to $3 Billion	..800%
	Over $3 Billion	..760%

Ivy Small Cap Growth Fund	Up to $1 Billion	..850%
	Over $1 Billion up to $2 Billion	..830%
	Over $2 Billion up to $3 Billion	..800%
	Over $3 Billion	..760%

Ivy Tax-Managed Equity Fund	Up to $1 Billion	..650%
	Over $1 Billion up to $2 Billion	..600%
	Over $2 Billion up to $3 Billion	..550%
	Over $3 Billion	..500%

The fee is accrued and paid daily. However, WRIICO has agreed to waive a Fund's management fee on any day that the Fund's net assets are less than $25 million, subject to WRIICO's right to change or modify this waiver. During the period ended September 30, 2004, WRIICO voluntarily waived its fee as shown in the following table:

Ivy Municipal Bond Fund	$48,335
Ivy Tax-Managed Equity Fund	29,018

The Corporation has an Accounting Services Agreement with Waddell & Reed Services Company ("WRSCO"), an indirect subsidiary of WDR. Under the agreement, WRSCO acts as the agent in providing bookkeeping and accounting services and assistance to the Corporation, including maintenance of Fund records, pricing of Fund shares, preparation of prospectuses for existing shareholders, preparation of proxy statements and certain shareholder reports. For these services, each of the Funds paid WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

Accounting Services Fee

Average Net Asset Level (in millions)			Annual Fee Rate for Each Level

From	$0 to	$10	$0
From	$10 to	$25	$11,500
From	$25 to	$50	$23,100
From	$50 to	$100	$35,500
From	$100 to	$200	$48,400
From	$200 to	$350	$63,200
From	$350 to	$550	$82,500
From	$550 to	$750	$96,300
From	$750 to	$1,000	$121,600
	$1,000 and Over		$148,500

In addition, for each class of shares in excess of one, each Fund pays the Agent a monthly per-class fee equal to 2.5% of the monthly accounting services base fee.

Each Fund also pays monthly a fee at the annual rate of 0.01% or one basis point for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion. This fee may be voluntarily waived until Fund net assets are at least $10 million.

Under the Shareholder Servicing Agreement between the Corporation and WRSCO, with respect to Class A, Class B and Class C shares, for each shareholder account that was in existence at any time during the prior month: Ivy Asset Strategy Fund pays a monthly fee of $1.5792; Ivy High Income Fund, Ivy Limited-Term Bond Fund and Ivy Municipal Bond Fund each pay a monthly fee of $1.6958; and Ivy Core Equity Fund, Ivy International Growth Fund, Ivy Large Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Science and Technology Fund, Ivy Small Cap Growth Fund and Ivy Tax-Managed Equity Fund each pay a monthly fee of $1.5042. Ivy Money Market Fund pays a monthly fee of $1.75 for each shareholder account that was in existence at any time during the prior month plus, for Class A shareholder accounts, $0.75 for each shareholder check processed in the prior month. Ivy Limited-Term Bond Fund Class A, which also has check writing privileges, pays $0.75 for each shareholder check processed in the prior month. For Class Y shares, each Fund pays a monthly fee equal to one-twelfth of 0.15 of 1% of the average daily net assets of the class for the preceding month. Each Fund also reimburses WRSCO for certain out-of-pocket costs for all classes.

Prior to June 16, 2003, Waddell & Reed, Inc. ("W&R") served as underwriter for the Corporation's shares. On June 16, 2003, W&R assigned the underwriting agreement to Ivy Funds Distributor, Inc. ("IFDI"), a wholly-owned subsidiary of WRIICO. As principal underwriter for the Corporation's shares, IFDI receives sales commissions (which are not an expense of the Corporation) for Class A shares. A contingent deferred sales charge ("CDSC") may be assessed against a shareholder's redemption amount of Class B, Class C or certain Class A shares and is paid to IFDI. During the period ended September 30, 2004, IFDI received the following amounts in sales commissions and deferred sales charges:

	Sales Commissions	CDSC

		Class A	Class B	Class C

Ivy Asset Strategy Fund	$98,884	$-	$9,315	$1,902
Ivy Core Equity Fund	55,571	-	13,787	4,360
Ivy High Income Fund	131,238	-	3,422	3,288
Ivy International Growth Fund	21,998	-	4,243	821
Ivy Large Cap Growth Fund	239,527	-	8,604	854
Ivy Limited-Term Bond Fund	81,835	-	6,763	1,375
Ivy Mid Cap Growth Fund	117,430	-	10,056	352
Ivy Money Market Fund	-	-	29,492	56
Ivy Municipal Bond Fund	13,021	-	894	262
Ivy Science and Technology Fund	103,715	-	11,582	3,050
Ivy Small Cap Growth Fund	143,546	-	9,569	4,956
Ivy Tax-Managed Equity Fund	19,671	-	1,539	31

With respect to Class A, Class B and Class C shares, IFDI pays sales commissions and all expenses in connection with the sale of the Corporation's shares, except for registration fees and related expenses. During the period ended September 30, 2004, the following amounts were paid:

Ivy Asset Strategy Fund	$149,761
Ivy Core Equity Fund	99,899
Ivy High Income Fund	165,949
Ivy International Growth Fund	34,801
Ivy Large Cap Growth Fund	300,727
Ivy Limited-Term Bond Fund	105,999
Ivy Mid Cap Growth Fund	147,303
Ivy Money Market Fund	-
Ivy Municipal Bond Fund	28,315
Ivy Science and Technology Fund	163,414
Ivy Small Cap Growth Fund	227,379
Ivy Tax-Managed Equity Fund	34,400

Under a Distribution and Service Plan for Class A shares adopted by the Corporation pursuant to Rule 12b-1 under the Investment Company Act of 1940, each Fund may pay a distribution and/or service fee to IFDI in an amount not to exceed 0.25% of the Fund's average annual net assets. The fee is to be paid to compensate IFDI for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

Under the Distribution and Service Plan adopted by the Corporation for Class B shares and Class C shares, respectively, each Fund may pay IFDI a service fee not to exceed 0.25% and a distribution fee not to exceed 0.75% of a Fund's average annual net assets attributable to that class to compensate IFDI for its services in connection with the distribution of shares of that class and/or the service and/or maintenance of shareholder accounts of that class. The Class B Plan and the Class C Plan each permit IFDI to receive compensation, through the distribution fee and service fee, respectively, for its distribution activities for that class, which are similar to the distribution activities described with respect to the Class A Plan, and for its activities in providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class, which are similar to the corresponding activities for which it is entitled to compensation under the Class A Plan. Under the Class Y Plan, each Fund may pay IFDI a fee of up to 0.25%, on an annual basis, of the average daily net assets of the Fund's Class Y shares to compensate IFDI for, either directly or through third parties, distributing the Class Y shares of that Fund, providing personal service to Class Y shareholders and/or maintaining Class Y shareholder accounts.

In the current environment of low interest rates, IFDI has voluntarily agreed to reimburse sufficient expenses to any class of Ivy Money Market Fund in order to insure the yield of that class remains at or above 0.01%. As of September 30, 2004, the amount of fees (in thousands) reimbursed to Ivy Money Market Fund, by class, are as follows:

Class A	$62
Class B	5
Class C	17

In addition, IFDI and WRSCO have voluntarily agreed to waive sufficient Fund expenses to ensure that the total annual fund operating expenses do not exceed the following levels for the specified funds/classes:

Fund and Class	Expense Limitation (as a percentage of average net assets of each Class)

Ivy Large Cap Growth Fund, Class A	1.50%
Ivy Large Cap Growth Fund, Class C	2.25%
Ivy Large Cap Growth Fund, Class Y	1.20%
Ivy Mid Cap Growth Fund, Class A	1.65%
Ivy Mid Cap Growth Fund, Class C	2.35%
Ivy Mid Cap Growth Fund, Class Y	1.25%

As of September 30, 2004, the amount of fees (in thousands) reimbursed under these agreements, by class, are as follows:

Ivy Large Cap Growth Fund
Class A	$30
Class C	4
Class Y	22
Ivy Mid Cap Growth Fund
Class A	$41
Class C	10
Class Y	2

The Corporation paid Directors' fees of $67,730, which are included in other expenses.

Note 3 - Investment Securities Transactions

Investment securities transactions for the period ended September 30, 2004 are summarized as follows:

	Ivy Asset Strategy Fund	Ivy Core Equity Fund	Ivy High Income Fund

Purchases of investment securities, excluding short-term and U.S. government securities	$48,386,518	$44,430,257	$22,352,424
Purchases of bullion	977,493	-	-
Purchases of U.S. government securities	592,507	-	-
Purchases of short-term securities	351,423,507	248,449,889	228,071,615
Purchases of options	876,806	-	-
Proceeds from maturities and sales of investment securities, excluding short-term and U.S. government securities	41,302,373	79,157,443	17,373,455
Proceeds from sales of bullion	1,048,575	-	-
Proceeds from maturities and sales of U.S. government securities	1,700,000	-	-
Proceeds from maturities and sales of short-term securities	350,123,462	247,623,604	225,629,404
Proceeds from options	916,392	39,724	-

	Ivy International Growth Fund	Ivy Large Cap Growth Fund	Ivy Limited- Term Bond Fund

Purchases of investment securities, excluding short-term and U.S. government securities	$24,387,778	$117,460,087	$2,937,981
Purchases of U.S. government securities	-	-	13,115,477
Purchases of short-term securities	253,478,720	247,769,565	161,540,233
Proceeds from maturities and sales of investment securities, excluding short-term and U.S. government securities	29,679,595	112,809,275	6,552,098
Proceeds from maturities and sales of U.S. government securities	-	-	3,068,949
Proceeds from maturities and sales of short-term securities	252,002,000	248,883,416	161,172,759

	Ivy Mid Cap Growth Fund	Ivy Municipal Bond Fund	Ivy Science and Technology Fund

Purchases of investment securities, excluding short-term and U.S. government securities	$18,709,601	$2,768,410	$81,282,210
Purchases of U.S. government securities	-	-	-
Purchases of short-term securities	311,163,487	42,379,134	408,296,293
Purchases of options	354,323	-	-
Proceeds from maturities and sales of investment securities, excluding short-term and U.S. government securities	10,705,184	2,191,306	80,920,080
Proceeds from maturities and sales of U.S. government securities	-	-	-
Proceeds from maturities and sales of short-term securities	312,856,000	41,877,000	396,774,039
Proceeds from options	252,827	-	-

	Ivy Small Cap Growth Fund	Ivy Tax-Managed Equity Fund

Purchases of investment securities, excluding short-term and U.S. government securities	$215,911,659	$3,926,897
Purchases of short-term securities	966,588,887	119,535,198
Proceeds from maturities and sales of investment securities, excluding short-term and U.S. government securities	278,798,125	2,647,556
Proceeds from maturities and sales of short-term securities	971,527,687	118,065,937

For Federal income tax purposes, cost of investments owned at September 30, 2004 and the related unrealized appreciation (depreciation) were as follows:

	Cost	Appreciation	Depreciation	Aggregate Appreciation (Depreciation)

Ivy Asset Strategy Fund	$73,604,970	$6,913,068	$633,883	$6,279,185
Ivy Core Equity Fund	198,843,178	68,893,822	5,616,270	63,277,552
Ivy High Income Fund	58,099,739	3,099,831	643,314	2,456,517
Ivy International Growth Fund	57,490,993	10,721,427	1,774,999	8,946,428
Ivy Large Cap Growth Fund	127,819,756	17,692,983	1,795,318	15,897,665
Ivy Limited-Term Bond Fund	68,156,395	821,763	130,329	691,434
Ivy Mid Cap Growth Fund	64,846,979	18,593,153	2,564,652	16,028,501
Ivy Money Market Fund	48,828,113	-	-	-
Ivy Municipal Bond Fund	24,976,290	1,125,019	18,628	1,106,391
Ivy Science and Technology Fund	138,120,807	23,093,573	4,666,992	18,426,581
Ivy Small Cap Growth Fund	406,522,463	85,172,877	20,085,006	65,087,871
Ivy Tax-Managed Equity Fund	9,167,830	1,439,535	249,923	1,189,612

NOTE 4 - Federal Income Tax Matters

For Federal income tax purposes, the Fund's distributed and undistributed earnings and profit for the fiscal year ended March 31, 2004 and the related Capital Loss Carryover and Post-October activity were as follows:

	Ivy Asset Strategy Fund	Ivy Core Equity Fund	Ivy High Income Fund

Net ordinary income	$440,231	$-	$2,763,449
Distributed ordinary income	291,111	-	2,744,773
Undistributed ordinary income	178,363	-	53,789

Realized long-term capital gains	705,308	-	-
Distributed long-term capital gains	-	-	-
Undistributed long-term capital gains	-	-	-

Capital loss carryover	-	-	-

Post-October losses deferred	-	-	-

	Ivy International Growth Fund	Ivy Large Cap Growth Fund	Ivy Limited- Term Bond Fund

Net ordinary income	$596,184	$-	$1,770,254
Distributed ordinary income	-	-	1,776,136
Undistributed ordinary income	596,184	-	18,832

Realized long-term capital gains	-	-	-
Distributed long-term capital gains	-	-	-
Undistributed long-term capital gains	-	-	-

Capital loss carryover	-	697,963	-

Post-October losses deferred	-	-	-

	Ivy Mid Cap Growth Fund	Ivy Money Market Fund	Ivy Municipal Bond Fund

Net ordinary income	$-	$117,772	$697,921
Distributed ordinary income	-	115,726	699,824
Undistributed ordinary income	-	3,225	7,984

Realized long-term capital gains	-	-	-
Distributed long-term capital gains	-	-	-
Undistributed long-term capital gains	-	-	-

Capital loss carryover	949,121	-	-

Post-October losses deferred	-	-	-

	Ivy Science and Technology Fund	Ivy Small Cap Growth Fund	Ivy Tax-Managed Equity Fund

Net ordinary income	$-	$-	$-
Distributed ordinary income	-	-	-
Undistributed ordinary income	-	-	-

Realized long-term capital gains	-	-	-
Distributed long-term capital gains	-	-	-
Undistributed long-term capital gains	-	-	-

Capital loss carryover	398,136	4,914,132	-

Post-October losses deferred	3,098,656	-	-

Internal Revenue Code regulations permit each Fund to defer into its next fiscal year net capital losses or net long-term capital losses incurred between each November 1 and the end of its fiscal year ("post-October losses").

Capital loss carryovers are available to offset future realized capital gain net income for Federal income tax purposes. The following shows the totals by year in which the capital loss carryovers will expire if not utilized.

	Ivy Core Equity Fund	Ivy High Income Fund	Ivy International Growth Fund	Ivy Large Cap Growth Fund

March 31, 2008	$-	$-	$-	$1,248,351
March 31, 2009	9,081,397	2,151,588	2,037,316	11,368,220
March 31, 2010	24,707,301	1,271,702	30,977,184	9,290,552
March 31, 2011	34,598,073	1,182,962	19,867,500	4,727,341
March 31, 2012	-	-	-	697,963

Total carryover	$68,386,771	$4,606,252	$52,882,000	$27,332,427

	Ivy Limited-Term Bond Fund	Ivy Mid Cap Growth Fund	Ivy Municipal Bond Fund	Ivy Science and Technology Fund

March 31, 2008	$-	$-	$-	$1,283,191
March 31, 2009	48,397	24,758,168	278,317	1,113,450
March 31, 2010	-	17,363,901	230,753	21,834,936
March 31, 2011	456,813	5,387,010	75,199	16,278,545
March 31, 2012	-	949,121	-	398,136

Total carryover	$505,210	$48,458,200	$584,269	$40,908,258

	Ivy Small Cap Growth Fund	Ivy Tax-Managed Equity Fund

March 31, 2008	$7,487,458	$-
March 31, 2009	3,509,351	-
March 31, 2010	62,608,681	1,843,804
March 31, 2011	25,225,254	1,005,096
March 31, 2012	4,914,132	-

Total carryover	$103,744,876	$2,848,900

Ivy U.S. Blue Chip Fund was merged into Ivy Core Equity Fund as of June 16, 2003 (see Note 8) and Advantus Index 500 Fund was merged into Ivy Core Equity Fund as of December 8, 2003 (see Note 9). At the time of the mergers, Ivy U.S. Blue Chip Fund and Advantus Index 500 Fund had capital loss carryovers available to offset future gains of the Ivy Core Equity Fund. Ivy US Blue Chip Fund's carryovers are limited to $1,479,061 for each period ending from March 31, 2005 through 2011 plus any unused limitations from prior years.

Ivy Global Fund and Ivy International Small Companies Fund were merged into Ivy International Growth Fund as of June 16, 2003 (see Note 8). At the time of the merger, Ivy Global Fund and Ivy International Small Companies Fund had capital loss carryovers available to offset future gains of the Ivy International Growth Fund. These carryovers are limited to $181,724 and $225,739, respectively, for each period ending from March 31, 2005 through 2011 plus any unused limitations from prior years.

Advantus Horizon Fund was merged into Ivy Large Cap Growth Fund as of December 8, 2003 (see Note 9). At the time of the merger, Advantus Horizon Fund had capital loss carryovers available to offset future gains of the Ivy Large Cap Growth Fund. These carryovers are limited to $3,296,848 for the period ending March 31, 2005 and $1,383,732 for each period ending from March 31,2006 through 2010 plus any unused limitations from prior years and the amount of certain built-in gains realized, if any.

Ivy US Emerging Growth Fund was merged into Ivy Mid Cap Growth fund as of June 16, 2003 (see Note 8). At the time of the merger, Ivy Mid Cap Growth Fund had capital loss carryovers available to offset future gains. These carryovers are limited to $2,119,084 for the period ending March 31, 2005 and $1,182,294 for each period from March 31, 2006 through 2011 and $197,085 for the period ending March 31, 2012 plus any unused limitations from prior years.

Ivy Global Science & Technology Fund was merged into Ivy Science and Technology Fund as of June 16, 2003 (see Note 8). At the time of the merger, Ivy Global Science & Technology Fund had capital loss carryovers available to offset future gains of the Ivy Science and Technology Fund. These carryovers are limited to $741,602 for the period ending March 31, 2005 and $413,760 for each period ending from March 31, 2006 through 2011 plus any unused limitations from prior years.

Advantus Enterprise Fund was merged into Ivy Small Cap Growth Fund as of December 8, 2003 (see Note 9). At the time of the merger, Advantus Enterprise Fund had capital loss carryovers available to offset future gains of the Ivy Small Cap Growth Fund. These carryovers are limited to $2,719,520 for the period ending March 31, 2005 and $2,069,323 for each period ending from March 31, 2006 through 2010 and $564,364 for the period ending March 31, 2011 plus any unused limitations from prior years.

Note 5 - Multiclass Operations

Each Fund within the Corporation currently offers four classes of shares, Class A, Class B, Class C and Class Y (other than Money Market Fund which offers only Class A shares), each of which have equal rights as to assets and voting privileges. Ivy Money Market Fund Class B and Class C shares are no longer available for investment. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information for the Corporation.

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

For Funds in existence on March 24, 2000, Class B shares were combined with Class C shares and were redesignated Class C shares on that date.

Transactions in capital stock for the fiscal period ended September 30, 2004 are summarized below. Amounts are in thousands.

	Ivy Asset Strategy Fund	Ivy Core Equity Fund	Ivy High Income Fund

Shares issued from sale of shares:
Class A	489	540	1,027
Class B	158	194	135
Class C	238	587	265
Class Y	70	15	86
Shares issued from reinvestment of dividends:
Class A	8	-	59
Class B	- *	-	10
Class C	5	-	68
Class Y	1	-	37
Shares redeemed:
Class A	(229)	(2,188)	(421)
Class B	(48)	(250)	(58)
Class C	(410)	(3,045)	(368)
Class Y	(21)	(62)	(22)

Increase (decrease) in outstanding capital shares	261	(4,209)	818

Value issued from sale of shares:
Class A	$6,030	$4,410	$8,934
Class B	1,938	1,521	1,169
Class C	2,935	4,621	2,300
Class Y	864	128	753
Value issued from reinvestment of dividends:
Class A	97	-	515
Class B	9	-	86
Class C	59	-	594
Class Y	11	-	317
Value redeemed:
Class A	(2,817)	(17,793)	(3,654)
Class B	(595)	(1,965)	(509)
Class C	(5,028)	(23,947)	(3,193)
Class Y	(264)	(525)	(190)

Increase (decrease) in outstanding capital	$3,239	$(33,550)	$7,122

*Not shown due to rounding.

	Ivy International Growth Fund	Ivy Large Cap Growth Fund	Ivy Limited-Term Bond Fund

Shares issued from sale of shares:
Class A	127	2,300	1,486
Class B	34	338	162
Class C	147	311	206
Class Y	71	331	64
Shares issued from reinvestment of dividends:
Class A	-	-	46
Class B	-	-	5
Class C	-	-	18
Class Y	-	-	3
Shares redeemed:
Class A	(132)	(2,323)	(799)
Class B	(61)	(151)	(79)
Class C	(595)	(256)	(369)
Class Y	(41)	(971)	(15)

Increase (decrease) in outstanding capital shares	(450)	(421)	728

Value issued from sale of shares:
Class A	$1,289	$20,789	$15,300
Class B	335	2,869	1,672
Class C	1,441	2,707	2,122
Class Y	783	2,965	657
Value issued from reinvestment of dividends:
Class A	-	-	473
Class B	-	-	50
Class C	-	-	185
Class Y	-	-	28
Value redeemed:
Class A	(1,336)	(20,622)	(8,220)
Class B	(592)	(1,263)	(809)
Class C	(5,799)	(2,193)	(3,803)
Class Y	(450)	(8,880)	(148)

Increase (decrease) in outstanding capital	$(4,329)	$(3,628)	$7,507

	Ivy Mid Cap Growth Fund	Ivy Money Market Fund	Ivy Municipal Bond Fund

Shares issued from sale of shares:
Class A	1,428	22,824	112
Class B	149	4,675	21
Class C	144	5,040	153
Class Y	32	N/A	4
Shares issued from reinvestment of dividends:
Class A	-	85	6
Class B	-	- *	1
Class C	-	- *	22
Class Y	-	N/A	- *
Shares redeemed:
Class A	(546)	(25,811)	(70)
Class B	(254)	(4,117)	(12)
Class C	(125)	(5,968)	(176)
Class Y	(21)	N/A	-

Increase (decrease) in outstanding capital shares	807	(3,272)	61

Value issued from sale of shares:
Class A	$13,034	$22,824	$1,247
Class B	1,311	4,675	234
Class C	1,284	5,040	1,716
Class Y	296	N/A	42
Value issued from reinvestment of dividends:
Class A	-	85	65
Class B	-	- *	9
Class C	-	- *	250
Class Y	-	N/A	- *
Value redeemed:
Class A	(4,978)	(25,811)	(779)
Class B	(2,235)	(4,117)	(134)
Class C	(1,107)	(5,968)	(1,952)
Class Y	(195)	N/A	-

Increase (decrease) in outstanding capital	$7,410	$(3,272)	$698

*Not shown due to rounding.

	Ivy Science and Technology Fund	Ivy Small Cap Growth Fund	Ivy Tax-Managed Equity Fund

Shares issued from sale of shares:
Class A	611	1,661	300
Class B	99	188	61
Class C	245	764	75
Class Y	479	921	17
Shares issued from reinvestment of dividends:
Class A	-	-	-
Class B	-	-	-
Class C	-	-	-
Class Y	-	-	-
Shares redeemed:
Class A	(262)	(4,090)	(52)
Class B	(68)	(125)	(9)
Class C	(491)	(2,782)	(36)
Class Y	(96)	(1,985)	-

Increase (decrease) in outstanding capital shares	517	(5,448)	356

Value issued from sale of shares:
Class A	$11,733	$18,254	$2,229
Class B	1,805	2,004	438
Class C	4,534	8,161	529
Class Y	9,387	10,903	125
Value issued from reinvestment of dividends:
Class A	-	-	-
Class B	-	-	-
Class C	-	-	-
Class Y	-	-	-
Value redeemed:
Class A	(4,953)	(44,267)	(384)
Class B	(1,232)	(1,292)	(63)
Class C	(9,005)	(29,461)	(251)
Class Y	(1,870)	(23,603)	-

Increase (decrease) in outstanding capital	$10,399	$(59,301)	$2,623

Transactions in capital stock for the fiscal year ended March 31, 2004 are summarized below. Amounts are in thousands.

	Ivy Asset Strategy Fund	Ivy Core Equity Fund	Ivy High Income Fund

Shares issued from sale of shares:
Class A	1,053	5,603	1,618
Class B	390	1,371	258
Class C	619	2,100	966
Class Y	136	189	1,152
Shares issued in connection with mergers of Ivy US Blue Chip Fund and Advantus Index 500 Fund:
Class A	N/A	7,526	N/A
Class B	N/A	1,048	N/A
Class C	N/A	63	N/A
Class Y	N/A	69	N/A
Shares issued from reinvestment of dividends:
Class A	10	-	71
Class B	1	-	14
Class C	12	-	139
Class Y	1	-	75
Shares redeemed:
Class A	(537)	(5,808)	(428)
Class B	(141)	(1,567)	(80)
Class C	(1,359)	(7,452)	(807)
Class Y	(86)	(369)	(583)

Increase in outstanding capital shares	99	2,773	2,395

Value issued from sale of shares:
Class A	$12,565	$36,676	$13,999
Class B	4,632	8,830	2,234
Class C	7,365	22,358	8,268
Class Y	1,644	1,361	9,619
Value issued in connection with mergers of Ivy US Blue Chip Fund and Advantus Index 500 Fund:
Class A	N/A	57,881	N/A
Class B	N/A	7,641	N/A
Class C	N/A	463	N/A
Class Y	N/A	533	N/A
Value issued from reinvestment of dividends:
Class A	118	-	612
Class B	11	-	117
Class C	145	-	1,194
Class Y	13	-	642
Value redeemed:
Class A	(6,418)	(44,359)	(3,657)
Class B	(1,674)	(11,548)	(691)
Class C	(16,033)	(55,231)	(6,938)
Class Y	(1,009)	(2,887)	(4,980)

Increase in outstanding capital	$1,359	$21,718	$20,419

	Ivy International Growth Fund	Ivy Large Cap Growth Fund	Ivy Limited- Term Bond Fund

Shares issued from sale of shares:
Class A	4,008	3,672	2,509
Class B	361	433	357
Class C	578	895	600
Class Y	10,647	7,115	355
Shares issued in connection with merger of Advantus Horizon Fund:
Class A	N/A	3,201	N/A
Shares issued in connection with mergers of Ivy International Small Companies Fund and Ivy Global Fund:
Class A	648	N/A	N/A
Class B	272	N/A	N/A
Class C	109	N/A	N/A
Class Y	30	N/A	N/A
Shares issued from reinvestment of dividends:
Class A	-	-	103
Class B	-	-	10
Class C	-	-	46
Class Y	-	-	5
Shares redeemed:
Class A	(4,232)	(1,581)	(3,081)
Class B	(411)	(91)	(336)
Class C	(1,695)	(251)	(1,500)
Class Y	(11,599)	(858)	(392)

Increase (decrease) in outstanding capital shares	(1,284)	12,535	(1,324)

Value issued from sale of shares:
Class A	$33,106	$33,918	$26,204
Class B	3,526	3,634	3,725
Class C	12,513	7,655	6,261
Class Y	89,992	62,609	3,720
Value issued in connection with merger of Advantus Horizon Fund:
Class A	N/A	29,203	N/A
Value issued in connection with merger of Ivy International Small Companies Fund and Ivy Global Fund:
Class A	5,646	N/A	N/A
Class B	2,298	N/A	N/A
Class C	928	N/A	N/A
Class Y	284	N/A	N/A
Value issued from reinvestment of dividends:
Class A	-	-	1,079
Class B	-	-	106
Class C	-	-	476
Class Y	-	-	50
Value redeemed:
Class A	(36,188)	(13,747)	(32,153)
Class B	(3,580)	(777)	(3,509)
Class C	(14,976)	(2,196)	(15,667)
Class Y	(106,687)	(7,961)	(4,108)

Increase (decrease) in outstanding capital	$(13,138)	$112,338	$(13,816)

	Ivy Mid Cap Growth Fund	Ivy Money Market Fund	Ivy Municipal Bond Fund

Shares issued from sale of shares:
Class A	4,450	29,888	390
Class B	1,514	4,918	44
Class C	912	10,784	85
Class Y	358	N/A	- *
Shares issued in connection with merger of Advantus Money Market Fund:
Class A	N/A	32,239	N/A
Shares issued in connection with merger of Ivy US Emerging Growth Fund:
Class A	2,114	N/A	N/A
Class B	1,208	N/A	N/A
Class C	160	N/A	N/A
Class Y	39	N/A	N/A
Shares issued from reinvestment of dividends:
Class A	-	111	9
Class B	-	- *	1
Class C	-	2	45
Class Y	-	N/A	- *
Shares redeemed:
Class A	(3,153)	(27,380)	(241)
Class B	(1,628)	(4,881)	(17)
Class C	(424)	(14,717)	(585)
Class Y	(297)	N/A	- *

Increase (decrease) in outstanding capital shares	5,253	30,964	(269)

*Not shown due to rounding.

Value issued from sale of shares:
Class A	$36,931	$29,888	$4,386
Class B	11,807	4,918	495
Class C	6,784	10,784	957
Class Y	2,216	N/A	1
Value issued in connection with merger of Advantus Money Market Fund:
Class A	N/A	32,239	N/A
Value issued in connection with merger of Ivy US Emerging Growth Fund:
Class A	16,592	N/A	N/A
Class B	9,204	N/A	N/A
Class C	1,230	N/A	N/A
Class Y	308	N/A	N/A
Value issued from reinvestment of dividends:
Class A	-	111	96
Class B	-	- *	11
Class C	-	2	509
Class Y	-	N/A	- *
Value redeemed:
Class A	(25,327)	(27,380)	(2,706)
Class B	(12,667)	(4,881)	(190)
Class C	(3,390)	(14,717)	(6,556)
Class Y	(2,338)	N/A	-

Increase (decrease) in outstanding capital	$41,350	$30,964	$(2,997)

*Not shown due to rounding.

	Ivy Science and Technology Fund	Ivy Small Cap Growth Fund	Ivy Tax-Managed Equity Fund

Shares issued from sale of shares:
Class A	1,269	4,917	322
Class B	392	475	39
Class C	676	2,790	89
Class Y	552	11,693	-
Shares issued in connection with merger of Advantus Enterprise Fund:
Class A	N/A	4,061	N/A
Shares issued in connection with merger of Ivy Global Science and Technology Fund:
Class A	287	N/A	N/A
Class B	245	N/A	N/A
Class C	56	N/A	N/A
Class Y	7	N/A	N/A
Shares issued from reinvestment of dividends:
Class A	-	-	-
Class B	-	-	-
Class C	-	-	-
Class Y	-	-	-
Shares redeemed:
Class A	(720)	(3,270)	(147)
Class B	(361)	(184)	(9)
Class C	(1,077)	(6,332)	(22)
Class Y	(328)	(6,339)	-

Increase in outstanding capital shares	998	7,811	272

Value issued from sale of shares:
Class A	$15,942	$47,321	$2,202
Class B	5,032	4,653	270
Class C	22,515	32,820	606
Class Y	5,915	125,087	-
Value issued in connection with merger of Advantus Enterprise Fund:
Class A	N/A	43,667	N/A
Value issued in connection with merger of Ivy Global Science and Technology Fund:
Class A	4,548	N/A	N/A
Class B	3,771	N/A	N/A
Class C	860	N/A	N/A
Class Y	119	N/A	N/A
Value issued from reinvestment of dividends:
Class A	-	-	-
Class B	-	-	-
Class C	-	-	-
Class Y	-	-	-
Value redeemed:
Class A	(12,236)	(32,941)	(994)
Class B	(5,784)	(1,860)	(62)
Class C	(17,948)	(62,826)	(150)
Class Y	(5,923)	(72,350)	-

Increase in outstanding capital	$16,811	$83,571	$1,872

Note 6 - Options

Options purchased by a Fund are accounted for in the same manner as marketable portfolio securities. The cost of portfolio securities acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from securities sold through the exercise of put options are decreased by the premium paid to purchase the put.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. The current market value of an option is the last sales price on the principal exchange on which the option is traded or, in the absence of transactions, the mean between the bid and asked prices or at a value supplied by a broker-dealer. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the call option was sold) and the liability related to such option is extinguished. When a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. For each Fund, when a written put is exercised, the cost basis of the securities purchased by the Fund is reduced by the amount of the premium received.

For Ivy Asset Strategy Fund, transactions in call options written were as follows:

	Number of Contracts	Premiums Received

Outstanding at March 31, 2004	-	$-
Options written	2,610	482,233
Options terminated in closing purchase transactions	(2,327)	(462,956)
Options exercised	-	-
Options expired	-	-

Outstanding at September 30, 2004	283	$19,277

For Ivy Core Equity Fund, transactions in call options written were as follows:

	Number of Contracts	Premiums Received

Outstanding at March 31, 2004	-	$-
Options written	539	39,724
Options terminated in closing purchase transactions	-	-
Options exercised	-	-
Options expired	-	-

Outstanding at September 30, 2004	539	$39,724

For Ivy Mid Cap Growth Fund, transactions in call options written were as follows:

	Number of Contracts	Premiums Received

Outstanding at March 31, 2004	107	$19,288
Options written	2,999	214,643
Options terminated in closing purchase transactions	(2,507)	(187,568)
Options exercised	(21)	(3,300)
Options expired	(131)	(7,991)

Outstanding at September 30, 2004	447	$35,072

For Ivy Tax-Managed Equity Fund, transactions in call options written were as follows:

	Number of Contracts	Premiums Received

Outstanding at March 31, 2004	7	$854
Options written	-	-
Options terminated in closing purchase transactions	(7)	(854)
Options exercised	-	-
Options expired	-	-

Outstanding at September 30, 2004	-	$-

Note 7 - Futures

The Corporation may engage in buying and selling futures contracts. Upon entering into a futures contract, the Corporation is required to deposit, in a segregated account, an amount of cash or United States Treasury Bills equal to a varying specified percentage of the contract amount. This amount is known as the initial margin. Subsequent payments ("variation margins") are made or received by the Corporation each day, dependent on the daily fluctuations in the value of the underlying debt security or index. These changes in the variation margins are recorded by the Corporation as unrealized gains or losses. Upon the closing of the contracts, the cumulative net change in the variation margin is recorded as realized gain or loss. The Corporation uses futures to attempt to reduce the overall risk of its investments.

Note 8 - Acquisitions of Ivy Global Fund, Ivy Global Science and Technology Fund, Ivy International Small Companies Fund, Ivy US Blue Chip Fund and Ivy US Emerging Growth Fund

On June 16, 2003, Ivy Core Equity Fund acquired all the net assets of Ivy US Blue Chip Fund pursuant to a plan of reorganization approved by the shareholders of Ivy US Blue Chip Fund on June 10, 2003. The acquisition was accomplished by a tax-free exchange of 4,455,649 shares of Ivy Core Equity Fund (valued at $33,237,149) for the 4,314,763 shares of Ivy US Blue Chip Fund outstanding on June 16, 2003. Ivy US Blue Chip Fund had net assets of $33,237,149, including $3,400,840 of net unrealized appreciation in value of investments and $17,432,572 of accumulated net realized losses on investments, which were combined with those of Ivy Core Equity Fund. The aggregate net assets of Ivy Core Equity Fund and Ivy US Blue Chip Fund immediately before the acquisition were $243,451,378 and $33,237,149, respectively. The aggregate net assets of Ivy Core Equity Fund and Ivy US Blue Chip Fund immediately following the acquisition were $276,688,527 and $0, respectively.

On June 16, 2003, Ivy International Growth Fund acquired all the net assets of Ivy Global Fund pursuant to a plan of reorganization approved by the shareholders of Ivy Global Fund on June 10, 2003. The acquisition was accomplished by a tax-free exchange of 471,708 shares of Ivy International Growth Fund (valued at $4,084,583) for the 555,824 shares of Ivy Global Fund outstanding on June 16, 2003. Ivy Global Fund had net assets of $4,084,583, including $187,112 of net unrealized appreciation in value of investments and $3,440,525 of accumulated net realized losses on investments, which were combined with those of Ivy International Growth Fund. The aggregate net assets of Ivy International Growth Fund and Ivy Global Fund immediately before the acquisition were $75,960,531 and $4,084,583, respectively. The aggregate net assets of Ivy International Growth Fund and Ivy Global Fund immediately following the acquisition were $80,045,114 and $0, respectively.

On June 16, 2003, Ivy International Growth Fund acquired all the net assets of Ivy International Small Companies Fund pursuant to a plan of reorganization approved by the shareholders of Ivy International Small Companies Fund on June 12, 2003. The acquisition was accomplished by a tax-free exchange of 586,893 shares of Ivy International Growth Fund (valued at $5,072,637) for the 746,180 shares of Ivy International Small Companies Fund outstanding on June 16, 2003. Ivy International Small Companies Fund had net assets of $5,072,637, including $410,933 of net unrealized appreciation in value of investments and $11,716,558 of accumulated net realized losses on investments, which were combined with those of Ivy International Growth Fund. The aggregate net assets of Ivy International Growth Fund and Ivy International Small Companies Fund immediately before the acquisition were $75,960,531 and $5,072,637, respectively. The aggregate net assets of Ivy International Growth Fund and Ivy International Small Companies Fund immediately following the acquisition were $81,033,168 and $0, respectively.

On June 16, 2003, Ivy Science and Technology Fund acquired all the net assets of Ivy Global Science and Technology Fund pursuant to a plan of reorganization approved by the shareholders of Ivy Global Science and Technology Fund on June 10, 2003. The acquisition was accomplished by a tax-free exchange of 594,910 shares of Ivy Science and Technology Fund (valued at $9,297,885) for the 1,192,759 shares of Ivy Global Science and Technology Fund outstanding on June 16, 2003. Ivy Global Science and Technology Fund had net assets of $9,297,885, including $1,112,396 of net unrealized appreciation in value of investments and $48,964,829 of accumulated net realized losses on investments, which were combined with those of Ivy Science and Technology Fund. The aggregate net assets of Ivy Science and Technology Fund and Ivy Global Science and Technology Fund immediately before the acquisition were $102,611,502 and $9,297,885, respectively. The aggregate net assets of Ivy Science and Technology Fund and Ivy Global Science and Technology Fund immediately following the acquisition were $111,909,387 and $0, respectively.

On June 16, 2003, Ivy Mid Cap Growth Fund acquired all the net assets of Ivy US Emerging Growth Fund pursuant to a plan of reorganization approved by the shareholders of Ivy US Emerging Growth Fund on June 10, 2003. The acquisition was accomplished by a tax-free exchange of 3,520,272 shares of Ivy Mid Cap Growth Fund (valued at $27,334,380) for the 1,980,747 shares of Ivy US Emerging Growth Fund outstanding on June 16, 2003. Ivy US Emerging Growth Fund had net assets of $27,334,380, including $3,678,066 of net unrealized appreciation in value of investments and $41,518,711 of accumulated net realized losses on investments, which were combined with those of Ivy Mid Cap Growth Fund. The aggregate net assets of Ivy Mid Cap Growth Fund and Ivy US Emerging Growth Fund immediately before the acquisition were $26,567,950 and $27,334,380, respectively. The aggregate net assets of Ivy Mid Cap Growth Fund and Ivy US Emerging Growth Fund immediately following the acquisition were $53,902,330 and $0, respectively.

Note 9 - Acquisitions of Advantus Enterprise Fund, Advantus Horizon Fund, Advantus Index 500 Fund and Advantus Money Market Fund

On December 8, 2003, Ivy Core Equity Fund acquired all the net assets of Advantus Index 500 Fund pursuant to a plan of reorganization approved by the shareholders of Advantus Index 500 Fund on November 26, 2003. The acquisition was accomplished by a tax-free exchange of 4,249,982 shares of Ivy Core Equity Fund (valued at $33,280,493) for the 2,400,840 shares of Advantus Index 500 Fund outstanding on December 8, 2003. Advantus Index 500 Fund had net assets of $33,277,474, including $5,911,503 of net unrealized appreciation in value of investments and $6,876,798 of accumulated net realized losses on investments, which were combined with those of Ivy Core Equity Fund. The aggregate net assets of Ivy Core Equity Fund and Advantus Index 500 Fund immediately before the acquisition were $266,407,080 and $33,277,474, respectively. The aggregate net assets of Ivy Core Equity Fund and Advantus Index 500 Fund immediately following the acquisition were $299,687,573 and $0, respectively. Advantus Index 500 Fund Class A, B and C shares merged into Ivy Core Equity Fund Class A.

On December 8, 2003, Ivy Large Cap Growth Fund acquired all the net assets of Advantus Horizon Fund pursuant to a plan of reorganization approved by the shareholders of Advantus Horizon Fund on November 26, 2003. The acquisition was accomplished by a tax-free exchange of 3,201,030 shares of Ivy Large Cap Growth Fund (valued at $29,203,164) for the 2,185,881 shares of Advantus Horizon Fund outstanding on December 8, 2003. Advantus Horizon Fund had net assets of $29,192,654, including $6,087,063 of net unrealized appreciation in value of investments and $15,819,183 of accumulated net realized losses on investments, which were combined with those of Ivy Large Cap Growth Fund. The aggregate net assets of Ivy Large Cap Growth Fund and Advantus Horizon Fund immediately before the acquisition were $111,801,149 and $29,192,654, respectively. The aggregate net assets of Ivy Large Cap Growth Fund and Advantus Horizon Fund immediately following the acquisition were $141,004,313 and $0, respectively. Advantus Horizon Fund Class A, B and C shares merged into Ivy Large Cap Growth Fund Class A.

On December 8, 2003, Ivy Money Market Fund acquired all the net assets of Advantus Money Market Fund pursuant to a plan of reorganization approved by the shareholders of Advantus Money Market Fund on November 26, 2003. The acquisition was accomplished by a tax-free exchange of 32,238,877 shares of Ivy Money Market Fund (valued at $32,238,877) for the 32,238,877 shares of Advantus Money Market Fund outstanding on December 8, 2003. Advantus Money Market Fund had net assets of $32,238,877, including $0 of net unrealized appreciation in value of investments and $0 of accumulated net realized losses on investments, which were combined with those of Ivy Money Market Fund. The aggregate net assets of Ivy Money Market Fund and Advantus Money Market Fund immediately before the acquisition were $21,990,069 and $32,238,877, respectively. The aggregate net assets of Ivy Money Market Fund and Advantus Money Market Fund immediately following the acquisition were $54,228,946 and $0, respectively. Advantus Money Market Class A, B and C shares merged into Ivy Money Market Class A.

On December 8, 2003, Ivy Small Cap Growth Fund acquired all the net assets of Advantus Enterprise Fund pursuant to a plan of reorganization approved by the shareholders of Advantus Enterprise Fund on November 26, 2003. The acquisition was accomplished by a tax-free exchange of 4,061,128 shares of Ivy Small Cap Growth Fund (valued at $43,666,738) for the 4,672,306 shares of Advantus Enterprise Fund outstanding on December 8, 2003. Advantus Enterprise Fund had net assets of $43,656,594, including $6,463,903 of net unrealized appreciation in value of investments and $18,900,444 of accumulated net realized losses on investments, which were combined with those of Ivy Small Cap Growth Fund. The aggregate net assets of Ivy Small Cap Growth Fund and Advantus Enterprise Fund immediately before the acquisition were $524,433,879 and $43,656,594, respectively. The aggregate net assets of Ivy Small Cap Growth Fund and Advantus Enterprise Fund immediately following the acquisition were $568,100,617 and $0, respectively. Advantus Enterprise Fund Class A, B and C shares merged into Ivy Small Cap Growth Fund Class A.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders,
Ivy Funds, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Asset Strategy Fund, Core Equity Fund, High Income Fund, International Growth Fund, Large Cap Growth Fund, Limited-Term Bond Fund, Mid Cap Growth Fund, Money Market Fund, Municipal Bond Fund, Science and Technology Fund, Small Cap Growth Fund and Tax-Managed Equity Fund (collectively the "Funds") comprising Ivy Funds, Inc. as of September 30, 2004, and the related statements of operations for the six-month period then ended, the statements of changes in net assets for the six-month period then ended and the fiscal year ended March 31, 2004, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of each of the respective Funds comprising Ivy Funds, Inc., as of September 30, 2004, the results of their operations for the six-month period then ended, the changes in their net assets for the six-month period then ended and the fiscal year ended March 31, 2004 and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
November 16, 2004

Proxy Voting Information

 Proxy Voting Guidelines

A description of the policies and procedures Ivy Funds, Inc. uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1.800.777.6472 and (ii) on the Securities and Exchange Commission's ("SEC") website at
http://www.sec.gov.

Proxy Voting Records

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available on Form N-PX through the Fund's website at http://www.ivyfunds.com and on the SEC's website at http://www.sec.gov.

Quarterly Portfolio Schedule Information

Beginning with the quarter ending December 31, 2004, a complete schedule of portfolio holdings for the first and third quarters of each fiscal year will be filed with the SEC on the Fund's Form N-Q. Form N-Q may be obtained in the following ways:

* On the SEC's website at http://www.sec.gov.

* For review and copy at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by callling 1.800.SEC.0330.

* On the Fund's website at http://www.ivyfunds.com.

To all Traditional IRA Planholders:

As required by law, we are hereby providing notice to you that income tax may be withheld automatically from any distribution or withdrawal from a traditional IRA. We will not withhold taxes unless you make a written election to have taxes withheld. The election may be made on the distribution/withdrawal form provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service Form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

The statements of operations and statements of changes in net assets for Ivy Core Equity Fund, Ivy International Growth Fund, Ivy Mid Cap Growth Fund and Ivy Science and Technology Fund and Note 5 and Note 9 to the financial statements for the reporting period ended September 30, 2003 and contained in the shareholder reports for that period have been reclassified to reflect revised information. The reports sent to shareholders for the reporting periods thereafter, including this report, contain the revised information and amended filings have been submitted to conform to the current presentation. The changes to the report dated September 30, 2003 had no impact on the Funds or the Funds' total net assets.

THE IVY FUNDS FAMILY

Global/International Funds

Cundill Global Value Fund
European Opportunities Fund
International Fund
International Balanced Fund
International Growth Fund
International Value Fund
Pacific Opportunities Fund

Domestic Equity Funds

Core Equity Fund
Dividend Income Fund
Large Cap Growth Fund
Mid Cap Growth Fund
Small Cap Growth Fund
Small Cap Value Fund
Tax-Managed Equity Fund
Value Fund

Fixed Income Funds

Bond Fund
High Income Fund
Limited-Term Bond Fund
Mortgage Securities Fund
Municipal Bond Fund

Money Market Fund

Money Market Fund

Specialty Funds

Asset Strategy Fund
Balanced Fund
Global Natural Resources Fund
Real Estate Securities Fund
Science and Technology Fund

1.800.777.6472
Visit us online at www.ivyfunds.com

The Ivy Funds are managed by Waddell & Reed Ivy Investment Company and distributed by its subsidiary, Ivy Funds Distributor, Inc.

Waddell & Reed Financial, Inc., the ultimate parent company of Ivy Funds Distributor, Inc., acquired the investment adviser to the Ivy Funds in December 2002.

Investors should consider the investment objectives, risks, charges and expenses of a fund carefully before investing. For a prospectus containing this and other information for the Ivy Funds, call your financial advisor or visit us online at www.ivyfunds.com. Please read the prospectus carefully before investing.

WRR3000SA (09-04)

ITEM 2. CODE OF ETHICS.

Required in annual report only.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Required in annual report only.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Required in annual report only.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Provided in shareholder report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Registrant has no such procedures.

ITEM 10. CONTROLS AND PROCEDURES.

(a)	The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred over the registrant's last fiscal half-year that has affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1)	Required in annual report only.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

(b)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ivy Funds, Inc.
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

Date December 9, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date December 9, 2004

By	/s/Theodore W. Howard
Theodore W. Howard, Treasurer and Principal Financial Officer

Date December 9, 2004